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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                              811-03833

The MainStay Funds
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)		(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                           800-624-6782

Date of fiscal year end:                      October 31

Date of reporting period:                          July 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2011 is filed herewith.

MainStay Common Stock Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 99.0%†
	Aerospace & Defense 2.6%
	General Dynamics Corp.	9,693	$660,481
	Honeywell International, Inc.	101	5,363
	ITT Corp.	12,912	688,726
	L-3 Communications Holdings, Inc.	4,122	326,133
	Lockheed Martin Corp.	15,693	1,188,431
	Northrop Grumman Corp.	22,020	1,332,430
	United Technologies Corp.	7,808	646,815
			4,848,379
	Air Freight & Logistics 0.0%‡
	FedEx Corp.	150	13,032

	Airlines 0.3%
	Southwest Airlines Co.	63,940	636,842

	Automobiles 0.3%
	Ford Motor Co. (a)	20,849	254,566
	Harley-Davidson, Inc.	9,106	395,110
			649,676
	Beverages 2.2%
	Coca-Cola Co. (The)	23,404	1,591,706
	Coca-Cola Enterprises, Inc.	13,690	384,826
	Constellation Brands, Inc. Class A (a)	11,785	240,296
	Dr. Pepper Snapple Group, Inc.	34,038	1,285,275
	PepsiCo., Inc.	10,609	679,400
			4,181,503
	Biotechnology 1.8%
	Amgen, Inc. (a)	12,498	683,641
	Biogen Idec, Inc. (a)	8,953	912,042
	Cephalon, Inc. (a)	1,456	116,393
	Gilead Sciences, Inc. (a)	40,207	1,703,168
			3,415,244
	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	66,121	1,660,298
	Charles Schwab Corp. (The)	7,035	105,032
	Northern Trust Corp.	29,140	1,308,532
	State Street Corp.	36,091	1,496,694
			4,570,556
	Chemicals 1.1%
	CF Industries Holdings, Inc.	9,518	1,478,336
	Dow Chemical Co. (The)	896	31,243
	E.I. du Pont de Nemours & Co.	4,664	239,823
	Eastman Chemical Co.	430	41,534
	Monsanto Co.	3,326	244,394
			2,035,330
	Commercial Banks 1.8%
	KeyCorp	79,787	641,488
	Wells Fargo & Co.	96,986	2,709,789
	Zions Bancorp.	3,597	78,774
			3,430,051
	Commercial Services & Supplies 0.1%
	Pitney Bowes, Inc.	5,339	115,056
	Waste Management, Inc.	711	22,389
			137,445
	Communications Equipment 2.4%
	Cisco Systems, Inc.	129,522	2,068,466
	Harris Corp.	9,530	379,961
	Motorola Mobility Holdings, Inc. (a)	25,340	567,109
	Motorola Solutions, Inc. (a)	26,356	1,183,121
	QUALCOMM, Inc.	4,115	225,420
	Tellabs, Inc.	28,331	117,290
			4,541,367
	Computers & Peripherals 5.2%
¤	Apple, Inc. (a)	17,390	6,790,447
	Dell, Inc. (a)	70,675	1,147,762
	Hewlett-Packard Co.	48,168	1,693,587
	Western Digital Corp. (a)	6,170	212,618
			9,844,414
	Construction & Engineering 1.0%
	Fluor Corp.	13,017	826,970
	KBR, Inc.	27,566	982,728
			1,809,698
	Consumer Finance 1.0%
	American Express Co.	27,975	1,399,869
	Capital One Financial Corp.	4,509	215,530
	Discover Financial Services	7,690	196,941
			1,812,340
	Containers & Packaging 0.1%
	Rock-Tenn Co. Class A	391	24,031
	Sealed Air Corp.	3,104	66,829
			90,860
	Diversified Consumer Services 1.3%
	Apollo Group, Inc. Class A (a)	26,932	1,368,954
	H&R Block, Inc.	72,451	1,083,867
			2,452,821
	Diversified Financial Services 3.9%
	Bank of America Corp.	258,376	2,508,831
	Citigroup, Inc.	15,243	584,417
¤	JPMorgan Chase & Co.	92,407	3,737,863
	Leucadia National Corp.	3,570	120,202
	NASDAQ OMX Group, Inc. (The) (a)	14,500	349,015
			7,300,328
	Diversified Telecommunication Services 3.4%
¤	AT&T, Inc.	123,496	3,613,493
¤	Verizon Communications, Inc.	78,798	2,780,781
			6,394,274
	Electric Utilities 0.2%
	American Electric Power Co., Inc.	741	27,314
	FirstEnergy Corp.	4,397	196,326
	N.V. Energy, Inc.	3,643	54,062
	Pinnacle West Capital Corp.	1,715	72,630
	Progress Energy, Inc.	966	45,151
			395,483
	Electrical Equipment 0.3%
	Emerson Electric Co.	8,706	427,377
	Hubbel, Inc. Class B	3,372	200,533
			627,910
	Electronic Equipment & Instruments 0.0%‡
	Corning, Inc.	1,745	27,763
	Jabil Circuit, Inc.	1,193	21,844
	Vishay Intertechnology, Inc. (a)	654	9,005
			58,612
	Energy Equipment & Services 2.4%
	Diamond Offshore Drilling, Inc.	13,789	935,308
	Dresser-Rand Group, Inc. (a)	938	50,108
	Helmerich & Payne, Inc.	5,403	373,077
	Nabors Industries, Ltd. (a)	1,820	48,066
	Noble Corp.	3,491	128,713
	Oceaneering International, Inc.	19,751	853,243
	Patterson-UTI Energy, Inc.	31,765	1,033,316
	Rowan Cos., Inc. (a)	758	29,691
	Schlumberger, Ltd.	7,209	651,477
	Superior Energy Services, Inc. (a)	8,478	351,752
			4,454,751
	Food & Staples Retailing 3.4%
	Costco Wholesale Corp.	12,660	990,645
	CVS Caremark Corp.	6,867	249,616
	Kroger Co. (The)	54,646	1,359,046
	Safeway, Inc.	16,255	327,863
	Wal-Mart Stores, Inc.	42,990	2,266,003
	Walgreen Co.	28,255	1,103,075
			6,296,248
	Food Products 1.2%
	ConAgra Foods, Inc.	5,100	130,611
	Corn Products International, Inc.	2,464	125,393
	Dean Foods Co. (a)	36,041	397,172
	H.J. Heinz Co.	2,528	133,074
	Hormel Foods Corp.	6,031	174,718
	Sara Lee Corp.	18,325	350,191
	Smithfield Foods, Inc. (a)	757	16,669
	Tyson Foods, Inc. Class A	56,312	988,838
			2,316,666
	Gas Utilities 0.1%
	Nicor, Inc.	1,448	79,206
	Questar Corp.	2,533	46,683
			125,889
	Health Care Equipment & Supplies 1.2%
	Baxter International, Inc.	17,044	991,449
	Becton, Dickinson & Co.	1,777	148,575
	Cooper Cos., Inc. (The)	3,600	275,364
	Covidien PLC	7,726	392,404
	Kinetic Concepts, Inc. (a)	1,031	69,015
	St. Jude Medical, Inc.	558	25,947
	Zimmer Holdings, Inc. (a)	5,137	308,323
			2,211,077
	Health Care Providers & Services 4.8%
	AMERIGROUP Corp. (a)	3,663	201,465
	AmerisourceBergen Corp.	31,775	1,217,300
	Cardinal Health, Inc.	1,043	45,642
	CIGNA Corp.	10,313	513,278
	Coventry Health Care, Inc. (a)	3,175	101,600
	DaVita, Inc. (a)	1,187	99,162
	Health Management Associates, Inc. Class A (a)	1,201	11,410
	Health Net, Inc. (a)	11,243	316,153
	Humana, Inc.	18,318	1,366,157
	McKesson Corp.	18,944	1,536,737
	Medco Health Solutions, Inc. (a)	1,866	117,334
	UnitedHealth Group, Inc.	41,518	2,060,538
	WellPoint, Inc.	21,904	1,479,615
			9,066,391
	Hotels, Restaurants & Leisure 1.2%
	Darden Restaurants, Inc.	9,460	480,568
	McDonald's Corp.	8,538	738,366
	Starbucks Corp.	1,049	42,054
	Wynn Resorts, Ltd.	5,343	821,112
	Yum! Brands, Inc.	2,125	112,243
			2,194,343
	Household Durables 0.2%
	Leggett & Platt, Inc.	15,610	338,737

	Household Products 1.0%
	Church & Dwight Co., Inc.	52	2,098
	Clorox Co. (The)	763	54,623
	Procter & Gamble Co. (The)	30,930	1,901,886
			1,958,607
	Industrial Conglomerates 2.1%
	3M Co.	1,501	130,797
	General Electric Co.	134,743	2,413,247
	Tyco International, Ltd.	33,291	1,474,459
			4,018,503
	Insurance 2.2%
	ACE, Ltd.	10,887	729,211
	Aflac, Inc.	1,343	61,859
	Assurant, Inc.	2,923	104,117
	Berkshire Hathaway, Inc. Class B (a)	11,385	844,425
	Chubb Corp. (The)	5,873	366,945
	Fidelity National Financial, Inc. Class A	1,441	23,488
	Hartford Financial Services Group, Inc. (The)	24,771	580,137
	Principal Financial Group, Inc.	12,960	358,085
	Prudential Financial, Inc.	3,413	200,275
	Reinsurance Group of America, Inc.	470	27,359
	Travelers Cos., Inc. (The)	15,968	880,316
			4,176,217
	Internet & Catalog Retail 0.3%
	Amazon.com, Inc. (a)	247	54,963
	Expedia, Inc.	18,138	574,793
			629,756
	Internet Software & Services 1.0%
	eBay, Inc. (a)	4,621	151,338
	Google, Inc. Class A (a)	2,837	1,712,669
	VeriSign, Inc.	2,273	70,940
			1,934,947
	IT Services 4.5%
	Accenture PLC Class A	11,092	655,981
	Alliance Data Systems Corp. (a)	8,795	864,900
	Automatic Data Processing, Inc.	736	37,897
	Broadridge Financial Solutions, Inc.	10,913	251,654
	Computer Sciences Corp.	5,900	208,152
	Fidelity National Information Services, Inc.	560	16,811
	Fiserv, Inc. (a)	990	59,756
	Global Payments, Inc.	7,677	363,967
¤	International Business Machines Corp.	26,343	4,790,475
	SAIC, Inc. (a)	25,218	404,245
	Total System Services, Inc.	19,470	362,337
	Visa, Inc. Class A	1,038	88,790
	Western Union Co. (The)	16,145	313,374
			8,418,339
	Leisure Equipment & Products 0.4%
	Polaris Industries, Inc.	5,940	704,187

	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc. (a)	759	31,999
	Covance, Inc. (a)	10,907	624,426
	Pharmaceutical Product Development, Inc.	7,302	210,517
			866,942
	Machinery 1.3%
	AGCO Corp. (a)	6,385	302,777
	Caterpillar, Inc.	6,041	596,790
	Dover Corp.	4,913	297,089
	Joy Global, Inc.	269	25,265
	PACCAR, Inc.	28,421	1,216,703
			2,438,624
	Marine 0.0%‡
	Kirby Corp. (a)	1,354	78,965

	Media 5.0%
	Cablevision Systems Corp. Class A	1,493	36,369
	CBS Corp. Class B	53,096	1,453,237
	Comcast Corp. Class A	93,469	2,245,125
	DIRECTV Class A (a)	35,145	1,781,149
	Interpublic Group of Cos., Inc. (The)	48,148	472,332
	McGraw-Hill Cos., Inc. (The)	20,783	864,573
	Time Warner Cable, Inc.	18,465	1,353,669
	Viacom, Inc. Class B	206	9,975
	Walt Disney Co. (The)	22,353	863,273
	Washington Post Co. Class B	677	272,357
			9,352,059
	Metals & Mining 0.9%
	Cliffs Natural Resources, Inc.	310	27,844
	Freeport-McMoRan Copper & Gold, Inc.	30,551	1,617,981
			1,645,825
	Multi-Utilities 0.4%
	CMS Energy Corp.	4,903	93,843
	DTE Energy Co.	27	1,346
	Integrys Energy Group, Inc.	10,608	532,628
	NSTAR	1,413	62,638
			690,455
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	7,605	264,882
	Family Dollar Stores, Inc.	1,071	56,881
	Kohl's Corp.	9,125	499,229
	Macy's, Inc.	4,507	130,117
	Target Corp.	8,292	426,955
			1,378,064
	Oil, Gas & Consumable Fuels 11.6%
	Anadarko Petroleum Corp.	2,060	170,074
	Apache Corp.	539	66,685
	Chesapeake Energy Corp.	4,936	169,552
¤	Chevron Corp.	43,745	4,550,355
	ConocoPhillips	35,299	2,541,175
¤	ExxonMobil Corp.	93,259	7,441,136
	HollyFrontier Corp.	8,398	633,125
	Marathon Oil Corp.	35,728	1,106,496
	Marathon Petroleum Corp. (a)	21,812	955,148
	Murphy Oil Corp.	8,610	552,934
	Occidental Petroleum Corp.	6,563	644,355
	Sunoco, Inc.	20,125	818,081
	Tesoro Corp. (a)	19,153	465,226
	Valero Energy Corp.	57,020	1,432,342
	Williams Cos., Inc.	7,187	227,828
			21,774,512
	Paper & Forest Products 0.2%
	Domtar Corp.	5,031	402,228

	Pharmaceuticals 4.5%
	Abbott Laboratories	25,096	1,287,927
	Bristol-Myers Squibb Co.	2,246	64,370
	Eli Lilly & Co.	20,361	779,826
	Forest Laboratories, Inc. (a)	2,591	96,022
	Johnson & Johnson	24,735	1,602,581
	Merck & Co., Inc.	40,253	1,373,835
¤	Pfizer, Inc.	172,091	3,311,031
	Watson Pharmaceuticals, Inc. (a)	415	27,859
			8,543,451
	Professional Services 0.1%
	Towers Watson & Co. Class A	2,226	136,120

	Real Estate Investment Trusts 0.7%
	Camden Property Trust	702	47,083
	Duke Realty Corp.	9,456	132,763
	Public Storage	1,062	127,047
	Rayonier, Inc.	16,678	1,074,897
			1,381,790
	Real Estate Management & Development 0.5%
	CB Richard Ellis Group, Inc. Class A (a)	15,693	342,108
	Jones Lang LaSalle, Inc.	7,736	658,488
			1,000,596
	Road & Rail 2.0%
	CSX Corp.	66,282	1,628,549
	J.B. Hunt Transport Services, Inc.	2,343	105,997
	Norfolk Southern Corp.	9,216	697,651
	Ryder System, Inc.	12,166	685,189
	Union Pacific Corp.	6,781	694,917
			3,812,303
	Semiconductors & Semiconductor Equipment 2.5%
	Applied Materials, Inc.	1,760	21,683
	Intel Corp.	120,955	2,700,925
	Lam Research Corp. (a)	6,718	274,632
	LSI Corp. (a)	12,941	95,246
	Micron Technology, Inc. (a)	157,096	1,157,798
	National Semiconductor Corp.	3,838	94,875
	NVIDIA Corp. (a)	1,913	26,457
	Teradyne, Inc. (a)	24,084	324,893
	Xilinx, Inc.	835	26,803
			4,723,312
	Software 4.6%
	CA, Inc.	39,562	882,233
	Cadence Design Systems, Inc. (a)	19,069	196,983
	Intuit, Inc. (a)	533	24,891
¤	Microsoft Corp.	165,143	4,524,918
	Oracle Corp.	45,602	1,394,509
	Symantec Corp. (a)	75,867	1,446,025
	Synopsys, Inc. (a)	6,003	143,892
			8,613,451
	Specialty Retail 3.2%
	Advance Auto Parts, Inc.	2,384	131,048
	American Eagle Outfitters, Inc.	13,126	172,476
	AutoZone, Inc. (a)	4,320	1,233,144
	Bed Bath & Beyond, Inc. (a)	7,037	411,594
	Chico's FAS, Inc.	2,030	30,633
	Foot Locker, Inc.	20,835	452,745
	GameStop Corp. Class A (a)	27,566	650,006
	Gap, Inc. (The)	47,663	919,419
	Lowe's Cos., Inc.	11,929	257,428
	PetSmart, Inc.	13,322	573,112
	Staples, Inc.	5,442	87,399
	TJX Cos., Inc.	6,775	374,657
	Williams-Sonoma, Inc.	18,485	684,315
			5,977,976
	Textiles, Apparel & Luxury Goods 0.1%
	VF Corp.	1,968	229,862

	Tobacco 1.9%
	Altria Group, Inc.	114	2,998
	Lorillard, Inc.	4,151	440,919
¤	Philip Morris International, Inc.	43,523	3,097,532
			3,541,449
	Trading Companies & Distributors 0.3%
	W.W. Grainger, Inc.	3,997	593,035

	Wireless Telecommunication Services 0.6%
	MetroPCS Communications, Inc. (a)	26,650	433,862
	Sprint Nextel Corp. (a)	156,327	661,263
	Telephone and Data Systems, Inc.	2,164	61,371
			1,156,496
	Total Common Stocks (Cost $177,777,662)		186,428,338

	Exchange Traded Fund 0.9% (b)
	S&P 500 Index - SPDR Trust Series 1	13,143	1,696,104

	Total Exchange Traded Fund (Cost $1,746,212)		1,696,104

	Principal Amount	Value
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $538,074 (Collateralized by a Federal Home Loan Bank security with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $550,000 and a Market Value of $550,000)	$538,074	538,074

Total Short-Term Investment (Cost $538,074)		538,074

Total Investments (Cost $180,061,948) (c)	100.2%	188,662,516

Other Assets, Less Liabilities	(0.2)	(444,516)
Net Assets	100.0%	$188,218,000

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2011, cost is $188,429,635 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$16,300,805
Gross unrealized depreciation	(16,067,924)
Net unrealized appreciation	$232,881

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$186,428,338	$—	$—	$186,428,338
Exchange Traded Fund	1,696,104	—	—	1,696,104
Short-Term Investment
Repurchase Agreement	—	538,074	—	538,074
Total Investments in Securities	$188,124,442	$538,074	$—	$188,662,516

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2011 (Unaudited)
		Principal Amount	Value
	Convertible Securities 87.1%†
	Convertible Bonds 71.8%
	Aerospace & Defense 1.6%
	GenCorp, Inc. 4.063%, due 12/31/39	$11,735,000	$11,456,294
	Kaman Corp. 3.25%, due 11/15/17 (a)	3,217,000	3,993,101
			15,449,395
	Airlines 0.6%
	AMR Corp. 6.25%, due 10/15/14	6,434,000	5,589,538

	Apparel 0.3%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	2,859,000	2,980,508

	Auto Manufacturers 0.2%
	Ford Motor Co. 4.25%, due 11/15/16	1,234,000	1,935,838

	Auto Parts & Equipment 0.8%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	7,801,000	6,972,144
	Meritor, Inc. 4.625%, due 3/1/26	1,249,000	1,258,367
			8,230,511
	Banks 3.4%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	20,170,427	33,720,918

	Biotechnology 4.4%
	Amgen, Inc. 0.375%, due 2/1/13	9,874,000	9,935,713
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (a)	12,858,000	14,465,250
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15	8,975,000	19,240,156
			43,641,119
	Coal 2.3%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,552,000	6,426,440
	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	16,914,892
			23,341,332
	Commercial Services 2.3%
	Avis Budget Group, Inc. 3.50%, due 10/1/14	12,306,000	14,628,758
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	4,453,000	8,176,821
			22,805,579
	Computers 4.2%
¤	EMC Corp. 1.75%, due 12/1/13	11,916,000	19,914,615
	Mentor Graphics Corp. 4.00%, due 4/1/31 (a)	2,249,000	2,175,908
	NetApp, Inc. 1.75%, due 6/1/13	3,371,000	5,233,478
	Quantum Corp. 3.50%, due 11/15/15 (a)	3,555,000	3,532,781
	SanDisk Corp. 1.50%, due 8/15/17	9,597,000	10,388,752
			41,245,534
	Distribution & Wholesale 0.6%
	WESCO International, Inc. 6.00%, due 9/15/29	3,093,000	6,128,006

	Electronics 0.9%
	TTM Technologies, Inc. 3.25%, due 5/15/15	7,990,000	9,398,237

	Energy - Alternate Sources 1.1%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	11,293,931

	Entertainment 1.0%
	International Game Technology 3.25%, due 5/1/14	7,827,000	9,578,291

	Finance - Investment Banker/Broker 0.4%
	MF Global Holdings, Ltd. 1.875%, due 2/1/16	3,860,000	3,787,625

	Food 0.6%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	5,749,000	5,619,648
	3.375%, due 5/15/27	462,000	451,605
			6,071,253
	Health Care - Products 4.1%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	16,220,000	11,374,275
	Insulet Corp. 3.75%, due 6/15/16	6,497,000	6,618,819
	Integra LifeSciences Holdings Corp. 1.625%, due 12/15/16 (a)	8,668,000	8,602,990
	Teleflex, Inc. 3.875%, due 8/1/17	12,299,000	14,220,718
			40,816,802
	Insurance 0.4%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	3,647,000	4,143,904

	Internet 2.7%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	Equinix, Inc. 3.00%, due 10/15/14	5,499,000	6,213,870
	VeriSign, Inc. 3.25%, due 8/15/37	7,236,000	7,995,780
	WebMD Health Corp. 2.50%, due 1/31/18 (a)	14,706,000	13,088,340
			27,298,905
	Iron & Steel 3.2%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	12,243,000	18,976,650
	Steel Dynamics, Inc. 5.125%, due 6/15/14	5,597,000	6,625,449
	United States Steel Corp. 4.00%, due 5/15/14	4,193,000	6,016,955
			31,619,054
	Lodging 1.3%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	2,489,000	2,482,778
	MGM Resorts International 4.25%, due 4/15/15	8,974,000	10,219,142
			12,701,920
	Machinery - Diversified 0.3%
	Chart Industries, Inc. 2.00%, due 8/1/18	3,292,000	3,292,000

	Media 0.7%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	7,352,000	6,524,900

	Mining 0.4%
	Horsehead Holding Corp. 3.80%, due 7/1/17 (a)	3,500,000	3,591,875

	Miscellaneous - Manufacturing 0.4%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,797,000	3,787,178

	Oil & Gas 2.0%
	BPZ Resources, Inc. 6.50%, due 3/1/15	3,020,000	2,812,375
¤	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	11,804,000	16,953,495
			19,765,870
	Oil & Gas Services 6.1%
¤	Cameron International Corp. 2.50%, due 6/15/26 (e)	19,065,000	30,145,578
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	12,610,000	29,964,512
			60,110,090
	Pharmaceuticals 11.8%
	Akorn, Inc. 3.50%, due 6/1/16 (a)	7,339,000	7,944,468
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	12,639,000	20,554,174
¤	Biovail Corp. 5.375%, due 8/1/14 (a)	6,106,000	23,805,767
	Mylan, Inc. 1.25%, due 3/15/12	13,577,000	14,391,620
	Omnicare, Inc. 3.75%, due 12/15/25	4,336,000	5,588,020
	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	7,593,000	8,627,546
	Savient Pharmaceuticals, Inc. 4.75%, due 2/1/18	8,364,000	8,018,985
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	15,020,385
	ViroPharma, Inc. 2.00%, due 3/15/17	10,580,000	12,735,675
			116,686,640
	Real Estate Investment Trusts 1.5%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	8,153,552
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,019,000	6,921,850
			15,075,402
	Retail 0.8%
	Coinstar, Inc. 4.00%, due 9/1/14	5,780,000	8,157,025

	Semiconductors 3.9%
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,145,000	10,079,437
	Micron Technology, Inc. 1.50%, due 8/1/31 (a)	9,470,000	9,221,412
	Novellus Systems, Inc. 2.625%, due 5/15/41 (a)	7,977,000	7,647,949
	ON Semiconductor Corp. 2.625%, due 12/15/26	10,793,000	12,020,704
			38,969,502
	Software 2.6%
	Electronic Arts, Inc. 0.75%, due 7/15/16 (a)	8,654,000	8,621,547
	Nuance Communications, Inc. 2.75%, due 8/15/27	4,042,000	5,077,763
	SYNNEX Corp. 4.00%, due 5/15/18	3,004,000	3,428,315
	VeriFone Systems, Inc. 1.375%, due 6/15/12	7,889,000	8,727,206
			25,854,831
	Telecommunications 4.9%
	Anixter International, Inc. 1.00%, due 2/15/13	6,220,000	7,199,650
	Ciena Corp. 4.00%, due 3/15/15 (a)	7,260,000	8,004,150
	Interdigital, Inc. 2.50%, due 3/15/16 (a)	2,500,000	3,378,125
	Ixia 3.00%, due 12/15/15 (a)	1,285,000	1,214,325
	Leap Wireless International, Inc. 4.50%, due 7/15/14	2,701,000	2,579,455
	SBA Communications Corp. 1.875%, due 5/1/13	10,470,000	11,517,000
	Virgin Media, Inc. 6.50%, due 11/15/16	8,791,000	14,296,364
			48,189,069
	Total Convertible Bonds (Cost $622,456,987)		711,782,582

		Shares	Value
	Convertible Preferred Stocks 15.3%
	Auto Manufacturers 1.2%
	General Motors Co. 4.75%	265,700	12,277,997

	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	5,581,532

	Banks 1.6%
	Citigroup, Inc. 0.75%	145,700	16,340,255

	Electric 0.5%
	PPL Corp. 9.50%	92,100	5,165,889

	Hand & Machine Tools 0.5%
	Stanley Black & Decker, Inc. 4.75%	45,000	5,075,550

	Insurance 2.3%
	Hartford Financial Services Group, Inc. 7.25%	426,167	10,142,775
	MetLife, Inc. 5.00%	157,600	12,283,344
			22,426,119
	Media 1.1%
	Nielsen Holdings N.V. 6.25%	181,400	10,781,962

	Oil & Gas 5.5%
¤	Apache Corp. 6.00%	472,600	30,785,164
	Chesapeake Energy Corp. (a) 5.75%	9,400	13,205,590
	Energy XXI Bermuda Ltd. 5.63%	18,700	6,717,283
	SandRidge Energy, Inc. (a) 7.00%	22,400	3,864,000
			54,572,037
	Pharmaceuticals 0.8%
	Omnicare Capital Trust II 4.00%	173,200	8,057,264

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	47,800	2,478,430

	Telecommunications 0.9%
	Crown Castle International Corp. 6.25%	150,000	8,962,500

	Total Convertible Preferred Stocks (Cost $144,344,934)		151,719,535

	Total Convertible Securities (Cost $766,801,921)		863,502,117

	Common Stocks 11.5%
	Aerospace & Defense 0.6%
	Triumph Group, Inc.	103,540	5,574,594

	Apparel 0.9%
	Iconix Brand Group, Inc. (f)	392,000	9,145,360

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	1,503	41,603
	General Motors Corp. (Escrow Shares) (b)(e)(f)	569,200	9,812
			51,415
	Auto Parts & Equipment 0.1%
	Meritor, Inc. (f)	59,700	805,950

	Banks 0.3%
	Bank of America Corp.	189,500	1,840,045
	Morgan Stanley	34,800	774,300
			2,614,345
	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (f)	2,900	43,819

	Computers 1.4%
	Hewlett-Packard Co.	77,300	2,717,868
	iGate Corp.	271,700	4,072,783
	Mentor Graphics Corp. (f)	143,900	1,644,777
	Synopsys, Inc. (f)	232,200	5,565,834
			14,001,262
	Electronics 0.0%‡
	TTM Technologies, Inc. (f)	32,000	443,200

	Health Care - Products 0.2%
	Boston Scientific Corp. (f)	284,600	2,037,736

	Internet 1.5%
	Blue Coat Systems, Inc. (f)	271,600	5,472,740
	Symantec Corp. (f)	277,000	5,279,620
	TeleCommunication Systems, Inc. (f)	768,040	3,901,643
			14,654,003
	Oil & Gas 0.4%
	Forest Oil Corp. (f)	83,100	2,160,600
	Transocean, Ltd.	35,100	2,160,756
			4,321,356
	Oil & Gas Services 2.9%
	Baker Hughes, Inc.	124,900	9,664,762
	Gulf Island Fabrication, Inc.	16,900	584,740
	Halliburton Co.	113,326	6,202,332
	HollyFrontier Corp.	90,302	6,807,868
	ION Geophysical Corp. (f)	530,100	5,375,214
			28,634,916
	Pharmaceuticals 1.8%
	Merck & Co., Inc.	191,917	6,550,127
	Salix Pharmaceuticals, Ltd. (f)	220,600	8,554,868
	ViroPharma, Inc. (f)	142,400	2,574,592
			17,679,587
	Semiconductors 0.4%
	Advanced Micro Devices, Inc. (f)	430,100	3,156,934
	FormFactor, Inc. (f)	78,342	719,963
			3,876,897
	Software 0.5%
	Microsoft Corp.	191,600	5,249,840

	Telecommunications 0.1%
	Ixia (f)	96,400	964,000

	Transportation 0.4%
	Tidewater, Inc.	65,800	3,575,572
	Total Common Stocks (Cost $109,432,756)		113,673,852
	Number of Warrants	Value
Warrants 0.2%
Auto Manufacturers 0.2%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (f)	51,433	968,483
Strike Price $18.33 Expires 7/10/19 (f)	51,433	698,975

Total Warrants (Cost $2,527,617)		1,667,458
	Principal Amount	Value
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $7,496,720 (Collateralized by a Federal Home Loan Bank with a rate 0.30% and a maturity date of 12/27/11, with a Principal Amount of $7,650,000 and a Market Value of $7,650,000)	$7,496,714	7,496,714

Total Short-Term Investment (Cost $7,496,714)		7,496,714

Total Investments (Cost $886,259,008) (g)	99.5%	986,340,141
Other Assets, Less Liabilities	0.5	4,821,646
Net Assets	100.0%	$991,161,787

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at July 31, 2011 is $10,727, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Restricted security.
(d)	Issue in default.
(e)	Fair valued security. The total market value of these securities at July 31, 2011 is $30,156,305, which represents 3.0% of the Fund's net assets.
(f)	Non-income producing security.
(g)	At July 31, 2011, cost is $886,257,124 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$132,111,916
Gross unrealized depreciation	(32,028,899)
Net unrealized appreciation	$100,083,017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$681,636,089	$30,146,493	$711,782,582
Convertible Preferred Stocks	151,719,535	—	—	151,719,535
Total Convertible Securities	151,719,535	681,636,089	30,146,493	863,502,117
Common Stocks (c)	113,664,040	—	9,812	113,673,852
Warrants	1,667,458	—	—	1,667,458
Short-Term Investment
Repurchase Agreement	—	7,496,714	—	7,496,714
Total Investments in Securities	$267,051,033	$689,132,803	$30,156,305	$986,340,141

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $915 and $30,145,578 are held in Internet and Oil & Gas Services within the Convertible Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $9,812 is held in Auto Manufacturers within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Convertible Bonds
Internet	$915	$-	$-	$-	$-		$-		$-	$-	$915	$-
Oil & Gas Services	-	-	-	4,968,987	3,740,505		-		21,436,086	-	30,145,578	4,968,987
Common Stocks
Auto Manufacturers	-	-	-	7,710	20,426	(a)	(18,324	)(b)	-	-	9,812	7,710
Total	$915	$-	$-	$4,976,697	$3,760,931		$(18,324)		$21,436,086	$-	$30,156,305	$4,976,697

(a) Purcheses include securities received from a restucture.
(b) Sales include disbursement as a result of a restructure.

As of July 31, 2011, the Fund held the following restricted security:

	Date of	Principal		7/31/11	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Equity Index Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 90.6%†
	Aerospace & Defense 2.4%
	Boeing Co. (The)	11,907	$839,086
	General Dynamics Corp.	5,999	408,772
	Goodrich Corp.	2,013	191,517
	Honeywell International, Inc.	12,692	673,945
	ITT Corp.	2,969	158,367
	L-3 Communications Holdings, Inc.	1,709	135,216
	Lockheed Martin Corp.	4,593	347,828
	Northrop Grumman Corp.	4,730	286,212
	Precision Castparts Corp.	2,321	374,563
	Raytheon Co.	5,744	256,929
	Rockwell Collins, Inc.	2,484	136,844
	Textron, Inc.	4,454	103,021
	United Technologies Corp.	14,760	1,222,718
			5,135,018
	Air Freight & Logistics 0.9%
	C.H. Robinson Worldwide, Inc.	2,629	190,103
	Expeditors International of Washington, Inc.	3,408	162,630
	FedEx Corp.	5,091	442,306
	United Parcel Service, Inc. Class B	15,917	1,101,775
			1,896,814
	Airlines 0.1%
	Southwest Airlines Co.	12,728	126,771

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	3,899	63,047
	Johnson Controls, Inc.	10,941	404,270
			467,317
	Automobiles 0.4%
	Ford Motor Co. (a)	61,254	747,911
	Harley-Davidson, Inc.	3,810	165,316
			913,227
	Beverages 2.2%
	Brown-Forman Corp. Class B	1,666	122,551
	Coca-Cola Co. (The)	36,929	2,511,541
	Coca-Cola Enterprises, Inc.	5,242	147,353
	Constellation Brands, Inc. Class A (a)	2,839	57,887
	Dr. Pepper Snapple Group, Inc.	3,570	134,803
	Molson Coors Brewing Co. Class B	2,563	115,463
	PepsiCo., Inc.	25,491	1,632,444
			4,722,042
	Biotechnology 1.1%
	Amgen, Inc. (a)	15,011	821,102
	Biogen Idec, Inc. (a)	3,893	396,580
	Celgene Corp. (a)	7,464	442,615
	Cephalon, Inc. (a)	1,241	99,206
	Gilead Sciences, Inc. (a)	12,693	537,675
			2,297,178
	Building Products 0.0%‡
	Masco Corp.	5,762	60,789

	Capital Markets 2.0%
	Ameriprise Financial, Inc.	3,907	211,369
	Bank of New York Mellon Corp. (The)	20,025	502,828
	BlackRock, Inc.	1,550	276,613
	Charles Schwab Corp. (The)	16,153	241,164
	E*TRADE Financial Corp. (a)	4,050	64,314
	Federated Investors, Inc. Class B	1,501	32,076
	Franklin Resources, Inc.	2,326	295,309
	Goldman Sachs Group, Inc. (The)	8,350	1,126,999
	Invesco, Ltd.	7,452	165,285
	Janus Capital Group, Inc.	3,022	25,506
	Legg Mason, Inc.	2,399	70,579
	Morgan Stanley	23,964	533,199
	Northern Trust Corp.	3,889	174,636
	State Street Corp.	8,129	337,110
	T. Rowe Price Group, Inc.	4,189	237,935
			4,294,922
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	3,411	302,658
	Airgas, Inc.	1,126	77,356
	CF Industries Holdings, Inc.	1,153	179,084
	Dow Chemical Co. (The)	18,959	661,100
	E.I. du Pont de Nemours & Co.	14,977	770,117
	Eastman Chemical Co.	1,146	110,692
	Ecolab, Inc.	3,751	187,550
	FMC Corp.	1,165	102,019
	International Flavors & Fragrances, Inc.	1,282	78,420
	Monsanto Co.	8,643	635,088
	PPG Industries, Inc.	2,550	214,710
	Praxair, Inc.	4,904	508,251
	Sherwin-Williams Co. (The)	1,426	110,045
	Sigma-Aldrich Corp.	1,964	131,784
			4,068,874
	Commercial Banks 2.4%
	BB&T Corp.	11,232	288,438
	Comerica, Inc.	3,239	103,745
	Fifth Third Bancorp	14,816	187,422
	First Horizon National Corp.	4,193	37,695
	Huntington Bancshares, Inc.	13,886	83,941
	KeyCorp	15,312	123,108
	M&T Bank Corp.	2,023	174,464
	PNC Financial Services Group, Inc.	8,487	460,759
	Regions Financial Corp.	20,174	122,860
	SunTrust Banks, Inc.	8,621	211,128
	U.S. Bancorp	31,072	809,736
	Wells Fargo & Co.	85,298	2,383,226
	Zions Bancorp.	2,964	64,912
			5,051,434
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	1,704	53,761
	Cintas Corp.	2,039	66,370
	Iron Mountain, Inc.	3,235	102,323
	Pitney Bowes, Inc.	3,326	71,675
	R.R. Donnelley & Sons Co.	3,025	56,900
	Republic Services, Inc.	4,923	142,915
	Stericycle, Inc. (a)	1,384	113,654
	Waste Management, Inc.	7,673	241,623
			849,221
	Communications Equipment 1.8%
	Cisco Systems, Inc.	88,702	1,416,571
	F5 Networks, Inc. (a)	1,299	121,431
	Harris Corp.	2,075	82,730
	JDS Uniphase Corp. (a)	3,660	48,129
	Juniper Networks, Inc. (a)	8,611	201,411
	Motorola Mobility Holdings, Inc. (a)	4,757	106,462
	Motorola Solutions, Inc. (a)	5,476	245,818
	QUALCOMM, Inc.	26,925	1,474,951
	Tellabs, Inc.	5,859	24,256
			3,721,759
	Computers & Peripherals 4.2%
¤	Apple, Inc. (a)(b)	14,914	5,823,619
	Dell, Inc. (a)	26,478	430,003
	EMC Corp. (a)	33,183	865,413
	Hewlett-Packard Co.	33,451	1,176,137
	Lexmark International, Inc. Class A (a)	1,260	42,298
	NetApp, Inc. (a)	5,920	281,318
	SanDisk Corp. (a)	3,844	163,485
	Western Digital Corp. (a)	3,748	129,156
			8,911,429
	Construction & Engineering 0.2%
	Fluor Corp.	2,811	178,583
	Jacobs Engineering Group, Inc. (a)	2,045	80,041
	Quanta Services, Inc. (a)	3,485	64,542
			323,166
	Construction Materials 0.0%‡
	Vulcan Materials Co.	2,059	70,603

	Consumer Finance 0.7%
	American Express Co.	16,867	844,025
	Capital One Financial Corp.	7,404	353,911
	Discover Financial Services	8,797	225,291
	SLM Corp.	8,506	132,609
			1,555,836
	Containers & Packaging 0.1%
	Ball Corp.	2,728	105,847
	Bemis Co., Inc.	1,699	53,688
	Owens-Illinois, Inc. (a)	2,624	60,798
	Sealed Air Corp.	2,559	55,095
			275,428
	Distributors 0.1%
	Genuine Parts Co.	2,530	134,495

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	1,964	99,830
	DeVry, Inc.	988	61,394
	H&R Block, Inc.	4,953	74,097
			235,321
	Diversified Financial Services 3.3%
	Bank of America Corp.	163,416	1,586,769
	Citigroup, Inc.	47,102	1,805,891
	CME Group, Inc.	1,082	312,903
	IntercontinentalExchange, Inc. (a)	1,190	146,727
¤	JPMorgan Chase & Co.	64,084	2,592,198
	Leucadia National Corp.	3,195	107,576
	Moody's Corp.	3,197	113,845
	NASDAQ OMX Group, Inc. (The) (a)	2,395	57,648
	NYSE Euronext	4,223	141,301
			6,864,858
	Diversified Telecommunication Services 2.4%
¤	AT&T, Inc.	95,505	2,794,477
	CenturyLink, Inc.	9,915	367,946
	Frontier Communications Corp.	15,931	119,323
	Verizon Communications, Inc.	45,625	1,610,106
	Windstream Corp.	8,225	100,427
			4,992,279
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	7,770	286,402
	Duke Energy Corp.	21,471	399,360
	Edison International	5,231	199,144
	Entergy Corp.	2,870	191,716
	Exelon Corp.	10,682	470,756
	FirstEnergy Corp.	6,744	301,120
	NextEra Energy, Inc.	6,805	375,976
	Northeast Utilities	2,826	96,084
	Pepco Holdings, Inc.	3,591	67,080
	Pinnacle West Capital Corp.	1,743	73,816
	PPL Corp.	9,311	259,777
	Progress Energy, Inc.	4,750	222,015
	Southern Co.	13,694	541,461
			3,484,707
	Electrical Equipment 0.4%
	Emerson Electric Co.	12,123	595,118
	Rockwell Automation, Inc.	2,327	166,986
	Roper Industries, Inc.	1,546	126,200
			888,304
	Electronic Equipment & Instruments 0.3%
	Amphenol Corp. Class A	2,841	138,897
	Corning, Inc.	25,318	402,809
	FLIR Systems, Inc.	2,575	70,710
	Jabil Circuit, Inc.	3,181	58,244
	Molex, Inc.	2,226	52,266
			722,926
	Energy Equipment & Services 2.3%
	Baker Hughes, Inc.	7,009	542,357
	Cameron International Corp. (a)	3,952	221,075
	Diamond Offshore Drilling, Inc.	1,117	75,766
	FMC Technologies, Inc. (a)	3,855	175,788
	Halliburton Co.	14,757	807,651
	Helmerich & Payne, Inc.	1,725	119,111
	Nabors Industries, Ltd. (a)	4,634	122,384
	National-Oilwell Varco, Inc.	6,823	549,729
	Noble Corp.	4,067	149,950
	Rowan Cos., Inc. (a)	2,055	80,494
	Schlumberger, Ltd.	21,886	1,977,838
			4,822,143
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	7,045	551,271
	CVS Caremark Corp.	21,868	794,902
	Kroger Co. (The)	9,784	243,328
	Safeway, Inc.	5,712	115,211
	SUPERVALU, Inc.	3,494	30,048
	Sysco Corp.	9,410	287,852
	Wal-Mart Stores, Inc.	30,811	1,624,048
	Walgreen Co.	14,764	576,386
	Whole Foods Market, Inc.	2,408	160,614
			4,383,660
	Food Products 1.6%
	Archer-Daniels-Midland Co.	11,000	334,180
	Campbell Soup Co.	2,937	97,068
	ConAgra Foods, Inc.	6,581	168,539
	Dean Foods Co. (a)	2,984	32,884
	General Mills, Inc.	10,296	384,555
	H.J. Heinz Co.	5,190	273,202
	Hershey Co. (The)	2,482	140,084
	Hormel Foods Corp.	2,224	64,429
	J.M. Smucker Co. (The)	1,871	145,788
	Kellogg Co.	4,038	225,240
	Kraft Foods, Inc. Class A	28,350	974,673
	McCormick & Co., Inc.	2,141	104,160
	Mead Johnson Nutrition Co.	3,286	234,522
	Sara Lee Corp.	9,419	179,997
	Tyson Foods, Inc. Class A	4,791	84,130
			3,443,451
	Gas Utilities 0.1%
	Nicor, Inc.	745	40,752
	ONEOK, Inc.	1,727	125,708
			166,460
	Health Care Equipment & Supplies 1.7%
	Baxter International, Inc.	9,198	535,048
	Becton, Dickinson & Co.	3,528	294,976
	Boston Scientific Corp. (a)	24,645	176,458
	C.R. Bard, Inc.	1,382	136,376
	CareFusion Corp. (a)	3,603	95,083
	Covidien PLC	7,995	406,066
	DENTSPLY International, Inc.	2,296	86,995
	Edwards Lifesciences Corp. (a)	1,850	131,998
	Intuitive Surgical, Inc. (a)	633	253,548
	Medtronic, Inc.	17,246	621,718
	St. Jude Medical, Inc.	5,303	246,590
	Stryker Corp.	5,381	292,404
	Varian Medical Systems, Inc. (a)	1,890	118,616
	Zimmer Holdings, Inc. (a)	3,092	185,582
			3,581,458
	Health Care Providers & Services 2.0%
	Aetna, Inc.	6,121	253,960
	AmerisourceBergen Corp.	4,418	169,254
	Cardinal Health, Inc.	5,643	246,938
	CIGNA Corp.	4,373	217,644
	Coventry Health Care, Inc. (a)	2,379	76,128
	DaVita, Inc. (a)	1,540	128,652
	Express Scripts, Inc. (a)	8,538	463,272
	Humana, Inc.	2,719	202,783
	Laboratory Corp. of America Holdings (a)	1,616	146,668
	McKesson Corp.	4,066	329,834
	Medco Health Solutions, Inc. (a)	6,448	405,450
	Patterson Cos., Inc.	1,526	47,062
	Quest Diagnostics, Inc.	2,537	137,023
	Tenet Healthcare Corp. (a)	7,790	43,312
	UnitedHealth Group, Inc.	17,472	867,135
	WellPoint, Inc.	5,921	399,964
			4,135,079
	Health Care Technology 0.1%
	Cerner Corp. (a)	2,333	155,121

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	6,993	232,867
	Chipotle Mexican Grill, Inc. Class A (a)	499	161,966
	Darden Restaurants, Inc.	2,200	111,760
	International Game Technology	4,778	88,823
	Marriott International, Inc. Class A	4,608	149,760
	McDonald's Corp.	16,734	1,447,156
	Starbucks Corp.	12,089	484,648
	Starwood Hotels & Resorts Worldwide, Inc.	3,146	172,904
	Wyndham Worldwide Corp.	2,741	94,811
	Wynn Resorts, Ltd.	1,227	188,565
	Yum! Brands, Inc.	7,499	396,097
			3,529,357
	Household Durables 0.3%
	D.R. Horton, Inc.	4,545	53,995
	Fortune Brands, Inc.	2,486	149,682
	Harman International Industries, Inc.	1,143	47,549
	Leggett & Platt, Inc.	2,304	49,997
	Lennar Corp. Class A	2,547	45,056
	Newell Rubbermaid, Inc.	4,659	72,308
	Pulte Group, Inc. (a)	5,419	37,228
	Whirlpool Corp.	1,219	84,391
			540,206
	Household Products 1.9%
	Clorox Co. (The)	2,151	153,990
	Colgate-Palmolive Co.	7,884	665,252
	Kimberly-Clark Corp.	6,339	414,317
¤	Procter & Gamble Co. (The)	45,015	2,767,972
			4,001,531
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	10,594	130,412
	Constellation Energy Group, Inc.	3,246	126,042
	NRG Energy, Inc. (a)	3,888	95,334
			351,788
	Industrial Conglomerates 2.3%
	3M Co.	11,453	998,014
	Danaher Corp.	8,781	431,235
¤	General Electric Co.	171,036	3,063,255
	Tyco International, Ltd.	7,563	334,965
			4,827,469
	Insurance 3.3%
	ACE, Ltd.	5,443	364,572
	Aflac, Inc.	7,542	347,384
	Allstate Corp. (The)	8,434	233,790
	American International Group, Inc. (a)	7,009	201,158
	AON Corp.	5,331	256,528
	Assurant, Inc.	1,557	55,460
	Berkshire Hathaway, Inc. Class B (a)	27,921	2,070,901
	Chubb Corp. (The)	4,718	294,781
	Cincinnati Financial Corp.	2,610	71,331
	Genworth Financial, Inc. Class A (a)	7,860	65,395
	Hartford Financial Services Group, Inc. (The)	7,181	168,179
	Lincoln National Corp.	5,089	134,858
	Loews Corp.	5,011	199,789
	Marsh & McLennan Cos., Inc.	8,834	260,515
	MetLife, Inc.	17,047	702,507
	Principal Financial Group, Inc.	5,182	143,179
	Progressive Corp. (The)	10,543	207,486
	Prudential Financial, Inc.	7,870	461,812
	Torchmark Corp.	1,839	74,277
	Travelers Cos., Inc. (The)	6,757	372,513
	Unum Group	4,994	121,804
	XL Group PLC	5,015	102,908
			6,911,127
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	5,760	1,281,715
	Expedia, Inc.	3,219	102,010
	Netflix, Inc. (a)	698	185,661
	Priceline.com, Inc. (a)	801	430,658
			2,000,044
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	3,011	72,926
	eBay, Inc. (a)	18,388	602,207
	Google, Inc. Class A (a)	4,053	2,446,755
	Monster Worldwide, Inc. (a)	2,065	24,243
	VeriSign, Inc.	2,717	84,798
	Yahoo!, Inc. (a)	20,978	274,812
			3,505,741
	IT Services 3.3%
	Accenture PLC Class A	10,453	618,190
	Automatic Data Processing, Inc.	8,059	414,958
	Cognizant Technology Solutions Corp. Class A (a)	4,895	342,014
	Computer Sciences Corp.	2,479	87,459
	Fidelity National Information Services, Inc.	4,342	130,347
	Fiserv, Inc. (a)	2,316	139,794
¤	International Business Machines Corp.	19,533	3,552,076
	MasterCard, Inc. Class A	1,519	460,637
	Paychex, Inc.	5,165	145,808
	SAIC, Inc. (a)	4,501	72,151
	Teradata Corp. (a)	2,722	149,601
	Total System Services, Inc.	2,610	48,572
	Visa, Inc. Class A	7,724	660,711
	Western Union Co. (The)	10,200	197,982
			7,020,300
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	2,209	87,388
	Mattel, Inc.	5,606	149,456
			236,844
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	5,613	236,644
	Life Technologies Corp. (a)	2,883	129,822
	PerkinElmer, Inc.	1,819	44,493
	Thermo Fisher Scientific, Inc. (a)	6,181	371,416
	Waters Corp. (a)	1,479	129,989
			912,364
	Machinery 1.9%
	Caterpillar, Inc.	10,393	1,026,725
	Cummins, Inc.	3,165	331,945
	Deere & Co.	6,769	531,434
	Dover Corp.	2,995	181,108
	Eaton Corp.	5,503	263,869
	Flowserve Corp.	898	89,243
	Illinois Tool Works, Inc.	8,065	401,637
	Ingersoll-Rand PLC	5,343	199,935
	Joy Global, Inc.	1,694	159,101
	PACCAR, Inc.	5,894	252,322
	Pall Corp.	1,877	93,062
	Parker Hannifin Corp.	2,615	206,637
	Snap-On, Inc.	950	54,017
	Stanley Black & Decker, Inc.	2,711	178,302
			3,969,337
	Media 2.9%
	Cablevision Systems Corp. Class A	3,712	90,424
	CBS Corp. Class B	10,786	295,213
	Comcast Corp. Class A	44,611	1,071,556
	DIRECTV Class A (a)	12,386	627,723
	Discovery Communications, Inc. Class A (a)	4,492	178,782
	Gannett Co., Inc.	3,829	48,858
	Interpublic Group of Cos., Inc. (The)	7,855	77,058
	McGraw-Hill Cos., Inc. (The)	4,914	204,422
	News Corp. Class A	36,853	590,385
	Omnicom Group, Inc.	4,533	212,688
	Scripps Networks Interactive Class A	1,464	67,842
	Time Warner Cable, Inc.	5,427	397,853
	Time Warner, Inc.	17,274	607,354
	Viacom, Inc. Class B	9,436	456,891
	Walt Disney Co. (The)	30,479	1,177,099
	Washington Post Co. Class B	83	33,391
			6,137,539
	Metals & Mining 1.0%
	AK Steel Holding Corp.	1,808	21,967
	Alcoa, Inc.	17,100	251,883
	Allegheny Technologies, Inc.	1,702	99,039
	Cliffs Natural Resources, Inc.	2,320	208,383
	Freeport-McMoRan Copper & Gold, Inc.	15,278	809,123
	Newmont Mining Corp.	7,962	442,767
	Nucor Corp.	5,098	198,261
	Titanium Metals Corp.	1,443	25,671
	United States Steel Corp.	2,303	92,097
			2,149,191
	Multi-Utilities 1.2%
	Ameren Corp.	3,889	112,081
	CenterPoint Energy, Inc.	6,860	134,319
	CMS Energy Corp.	4,057	77,651
	Consolidated Edison, Inc.	4,718	248,167
	Dominion Resources, Inc.	9,286	449,907
	DTE Energy Co.	2,731	136,113
	Integrys Energy Group, Inc.	1,240	62,260
	NiSource, Inc.	4,465	89,881
	PG&E Corp.	6,418	265,898
	Public Service Enterprise Group, Inc.	8,159	267,207
	SCANA Corp.	1,843	72,227
	Sempra Energy	3,852	195,258
	TECO Energy, Inc.	3,444	63,817
	Wisconsin Energy Corp.	3,757	115,152
	Xcel Energy, Inc.	7,777	186,648
			2,476,586
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	1,216	42,353
	Family Dollar Stores, Inc.	1,973	104,786
	J.C. Penney Co., Inc.	3,439	105,784
	Kohl's Corp.	4,533	248,000
	Macy's, Inc.	6,882	198,683
	Nordstrom, Inc.	2,706	135,733
	Sears Holdings Corp. (a)	695	48,421
	Target Corp.	11,114	572,260
			1,456,020
	Office Electronics 0.1%
	Xerox Corp.	22,597	210,830

	Oil, Gas & Consumable Fuels 9.5%
	Alpha Natural Resources, Inc. (a)	3,643	155,593
	Anadarko Petroleum Corp.	8,023	662,379
	Apache Corp.	6,184	765,085
	Cabot Oil & Gas Corp.	1,685	124,825
	Chesapeake Energy Corp.	10,607	364,350
¤	Chevron Corp.	32,420	3,372,328
	ConocoPhillips	22,796	1,641,084
	CONSOL Energy, Inc.	3,655	195,908
	Denbury Resources, Inc. (a)	6,418	123,996
	Devon Energy Corp.	6,822	536,891
	El Paso Corp.	12,401	254,841
	EOG Resources, Inc.	4,330	441,660
	EQT Corp.	2,396	152,098
¤	ExxonMobil Corp.	79,444	6,338,837
	Hess Corp.	4,876	334,299
	Marathon Oil Corp.	11,484	355,659
	Marathon Petroleum Corp. (a)	5,742	251,442
	Murphy Oil Corp.	3,120	200,366
	Newfield Exploration Co. (a)	2,132	143,739
	Noble Energy, Inc.	2,845	283,590
	Occidental Petroleum Corp.	13,109	1,287,042
	Peabody Energy Corp.	4,366	250,914
	Pioneer Natural Resources Co.	1,883	175,100
	QEP Resources, Inc.	2,851	124,959
	Range Resources Corp.	2,571	167,526
	Southwestern Energy Co. (a)	5,610	249,982
	Spectra Energy Corp.	10,483	283,251
	Sunoco, Inc.	1,934	78,617
	Tesoro Corp. (a)	2,318	56,304
	Valero Energy Corp.	9,197	231,029
	Williams Cos., Inc.	9,486	300,706
			19,904,400
	Paper & Forest Products 0.1%
	International Paper Co.	7,018	208,435
	MeadWestvaco Corp.	2,746	85,510
			293,945
	Personal Products 0.2%
	Avon Products, Inc.	6,938	181,984
	Estee Lauder Cos., Inc. (The) Class A	1,833	192,300
			374,284
	Pharmaceuticals 5.1%
	Abbott Laboratories	25,066	1,286,387
	Allergan, Inc.	4,916	399,720
	Bristol-Myers Squibb Co.	27,513	788,523
	Eli Lilly & Co.	16,429	629,231
	Forest Laboratories, Inc. (a)	4,615	171,032
	Hospira, Inc. (a)	2,688	137,410
¤	Johnson & Johnson	44,207	2,864,171
	Merck & Co., Inc.	49,778	1,698,923
	Mylan, Inc. (a)	7,083	161,351
	Pfizer, Inc.	127,424	2,451,638
	Watson Pharmaceuticals, Inc. (a)	2,040	136,945
			10,725,331
	Professional Services 0.1%
	Dun & Bradstreet Corp.	805	58,403
	Equifax, Inc.	2,013	69,167
	Robert Half International, Inc.	2,369	64,863
			192,433
	Real Estate Investment Trusts 1.6%
	Apartment Investment & Management Co. Class A	1,918	52,362
	AvalonBay Communities, Inc.	1,408	188,940
	Boston Properties, Inc.	2,349	252,189
	Equity Residential	4,737	292,841
	HCP, Inc.	6,548	240,508
	Health Care REIT, Inc.	2,833	149,526
	Host Hotels & Resorts, Inc.	11,066	175,396
	Kimco Realty Corp.	6,513	123,942
	Plum Creek Timber Co., Inc.	2,594	99,143
	ProLogis, Inc.	7,326	261,025
	Public Storage	2,257	270,005
	Simon Property Group, Inc.	4,730	570,012
	Ventas, Inc.	4,641	251,217
	Vornado Realty Trust	2,644	247,346
	Weyerhaeuser Co.	8,685	173,613
			3,348,065
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	4,707	102,613

	Road & Rail 0.8%
	CSX Corp.	17,784	436,953
	Norfolk Southern Corp.	5,696	431,187
	Ryder System, Inc.	841	47,365
	Union Pacific Corp.	7,911	810,719
			1,726,224
	Semiconductors & Semiconductor Equipment 2.2%
	Advanced Micro Devices, Inc. (a)	9,314	68,365
	Altera Corp.	5,196	212,413
	Analog Devices, Inc.	4,832	166,221
	Applied Materials, Inc.	21,260	261,923
	Broadcom Corp. Class A (a)	7,695	285,254
	First Solar, Inc. (a)	875	103,451
	Intel Corp.	85,507	1,909,371
	KLA-Tencor Corp.	2,695	107,315
	Linear Technology Corp.	3,673	107,619
	LSI Corp. (a)	9,881	72,724
	MEMC Electronic Materials, Inc. (a)	3,646	27,053
	Microchip Technology, Inc.	3,072	103,680
	Micron Technology, Inc. (a)	13,890	102,369
	National Semiconductor Corp.	3,914	96,754
	Novellus Systems, Inc. (a)	1,440	44,698
	NVIDIA Corp. (a)	9,681	133,888
	Teradyne, Inc. (a)	2,958	39,903
	Texas Instruments, Inc.	18,726	557,099
	Xilinx, Inc.	4,284	137,516
			4,537,616
	Software 3.4%
	Adobe Systems, Inc. (a)	8,136	225,530
	Autodesk, Inc. (a)	3,725	128,140
	BMC Software, Inc. (a)	2,852	123,263
	CA, Inc.	6,122	136,521
	Citrix Systems, Inc. (a)	3,032	218,425
	Compuware Corp. (a)	3,600	34,776
	Electronic Arts, Inc. (a)	5,362	119,305
	Intuit, Inc. (a)	4,413	206,087
¤	Microsoft Corp.	119,677	3,279,150
	Oracle Corp.	62,841	1,921,678
	Red Hat, Inc. (a)	3,113	130,995
	Salesforce.com, Inc. (a)	1,944	281,316
	Symantec Corp. (a)	12,185	232,246
			7,037,432
	Specialty Retail 1.7%
	Abercrombie & Fitch Co. Class A	1,421	103,903
	AutoNation, Inc. (a)	1,008	37,911
	AutoZone, Inc. (a)	408	116,464
	Bed Bath & Beyond, Inc. (a)	4,018	235,013
	Best Buy Co., Inc.	5,204	143,630
	Carmax, Inc. (a)	3,643	116,467
	GameStop Corp. Class A (a)	2,265	53,409
	Gap, Inc. (The)	6,303	121,585
	Home Depot, Inc. (The)	25,687	897,247
	Limited Brands, Inc.	4,067	153,977
	Lowe's Cos., Inc.	21,005	453,288
	O'Reilly Automotive, Inc. (a)	2,228	132,566
	Ross Stores, Inc.	1,886	142,902
	Staples, Inc.	11,501	184,706
	Tiffany & Co.	2,060	163,955
	TJX Cos., Inc.	6,227	344,353
	Urban Outfitters, Inc. (a)	2,009	65,373
			3,466,749
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	4,735	305,692
	NIKE, Inc. Class B	6,117	551,447
	Polo Ralph Lauren Corp.	1,037	140,067
	VF Corp.	1,412	164,922
			1,162,128
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	8,448	69,696
	People's United Financial, Inc.	6,088	77,196
			146,892
	Tobacco 1.6%
	Altria Group, Inc.	33,761	887,914
	Lorillard, Inc.	2,318	246,218
	Philip Morris International, Inc.	28,681	2,041,227
	Reynolds American, Inc.	5,431	191,171
			3,366,530
	Trading Companies & Distributors 0.1%
	Fastenal Co.	4,737	159,400
	W.W. Grainger, Inc.	938	139,171
			298,571
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	6,397	336,035
	MetroPCS Communications, Inc. (a)	4,297	69,955
	Sprint Nextel Corp. (a)	48,248	204,089
			610,079
	Total Common Stocks (Cost $93,463,717)		190,281,656

	Principal Amount	Value
Short-Term Investments 1.0%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $17,732 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $20,000 and a Market Value of $20,000)	$17,732	17,732
Total Repurchase Agreement (Cost $17,732)		17,732
U.S. Government 1.0%
United States Treasury Bill 0.013%, due 10/27/11 (b)(c)	2,000,000	1,999,540
Total U.S. Government (Cost $1,999,936)		1,999,540
Total Short-Term Investments (Cost $2,017,668)		2,017,272
Total Investments (Cost $95,481,385) (e)	91.6%	192,298,928
Other Assets, Less Liabilities	8.4	17,659,287
Net Assets	100.0%	$209,958,215

	Contracts Long	Unrealized Appreciation (Depreciation) (d)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini September 2011	308	$(152,046)
Total Futures Contracts (Settlement Value $19,841,360)		$(152,046)

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which is maintained at the broker as collateral for futures contracts.
(c)	Interest rate presented is yield to maturity.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(e)	At July 31, 2011, cost is $101,285,335 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$102,951,680
Gross unrealized depreciation	(11,938,087)
Net unrealized appreciation	$91,013,593

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$190,281,656	$—	$—	$190,281,656
Short-Term Investments
Repurchase Agreement	—	17,732	—	17,732
U.S. Government	—	1,999,540	—	1,999,540
Total Short-Term Investments	—	2,017,272	—	2,017,272
Total Investments in Securities	$190,281,656	$2,017,272	$—	$192,298,928

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(152,046)	$—	$—	$(152,046)
Total Other Financial Instruments	$(152,046)	$—	$—	$(152,046)
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Flexible Bond Opportunities Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 97.7%†
	Asset-Backed Securities 3.3%
	Airlines 0.5%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21		$825,623	$693,523
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		118,597	123,341
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19		377,331	384,877
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17		724,814	822,664
				2,024,405
	Home Equity 2.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (a)		887,927	711,504
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)		5,174	5,166
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)		35,319	35,516
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (a)		603,487	536,053
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.247%, due 4/25/37 (a)		274,227	256,591
	First NLC Trust Series 2007-1, Class A1 0.257%, due 8/25/37 (a)(c)		563,777	286,389
	GSAA Home Equity Trust Series 2006-14, Class A1 0.237%, due 9/25/36 (a)		1,139,029	497,331
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.317%, due 4/25/37 (a)		390,532	275,637
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.287%, due 4/25/37 (a)		833,251	718,957
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (a)		472,419	327,694
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.237%, due 11/25/36 (a)		140,651	54,568
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.297%, due 3/25/37 (a)		1,115,495	571,813
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.287%, due 9/25/36 (a)		1,100,826	962,946
	Series 2006-HE8, Class A2B 0.287%, due 10/25/36 (a)		371,715	243,347
	Series 2007-HE4, Class A2A 0.297%, due 2/25/37 (a)		249,658	230,440
	Series 2007-NC2, Class A2FP 0.337%, due 2/25/37 (a)		613,357	388,408
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37		934,242	604,673
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.277%, due 5/25/37 (a)		665,271	276,769
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.267%, due 6/25/37 (a)		1,159,564	1,000,992
	Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (a)		561,881	485,400
				8,470,194
	Student Loans 0.7%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.577%, due 5/25/29 (a)		3,260,075	2,974,198

	Total Asset-Backed Securities (Cost $14,208,671)			13,468,797

	Convertible Bonds 5.3%
	Airlines 0.1%
	AMR Corp. 6.25%, due 10/15/14		311,000	270,181

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16		266,000	417,288

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27		855,000	764,156

	Banks 0.1%
	JPMorgan Chase & Co. 1.50%, due 6/25/15 (c)		129,375	216,289
	MF Global Holdings, Ltd. 3.375%, due 8/1/18		173,000	173,000
				389,289
	Biotechnology 0.2%
	Amgen, Inc. 0.375%, due 2/1/13		182,000	183,137
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (c)		532,000	598,500
	Life Technologies Corp. 1.50%, due 2/15/24		10,000	10,663
				792,300
	Coal 0.2%
	Peabody Energy Corp. 4.75%, due 12/15/66		565,000	692,831

	Computers 0.4%
	EMC Corp. 1.75%, due 12/1/13		732,000	1,223,355
	NetApp, Inc. 1.75%, due 6/1/13		196,000	304,290
	SanDisk Corp. 1.50%, due 8/15/17		266,000	287,945
				1,815,590
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29		379,000	750,894

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15		541,000	636,351

	Energy - Alternate Sources 0.3%
	Covanta Holding Corp. 3.25%, due 6/1/14		1,080,000	1,275,750

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14		470,000	575,163

	Food 0.0%‡
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (c)		118,000	115,345
	3.375%, due 5/15/27		11,000	10,753
				126,098
	Health Care - Products 0.2%
	Beckman Coulter, Inc. 2.50%, due 12/15/36		76,000	91,637
	Teleflex, Inc. 3.875%, due 8/1/17		788,000	911,125
				1,002,762
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (d)(e)(f)(g)		504,238	50

	Iron & Steel 0.5%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14		730,000	1,131,500
	ArcelorMittal 5.00%, due 5/15/14		398,000	516,903
	Steel Dynamics, Inc. 5.125%, due 6/15/14		139,000	164,541
	United States Steel Corp. 4.00%, due 5/15/14		190,000	272,650
				2,085,594
	Media 0.1%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15		250,000	221,875

	Mining 0.1%
	Alcoa, Inc. 5.25%, due 3/15/14		76,000	180,595

	Miscellaneous - Manufacturing 0.4%
	Danaher Corp. (zero coupon), due 1/22/21		484,000	692,725
	Ingersoll-Rand Co. 4.50%, due 4/15/12		107,000	225,502
	Textron, Inc. 4.50%, due 5/1/13		466,000	853,945
				1,772,172
	Oil & Gas 0.2%
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27		589,000	845,951
	Transocean, Inc. Series C 1.50%, due 12/15/37		126,000	124,268
				970,219
	Oil & Gas Services 0.6%
	Cameron International Corp. 2.50%, due 6/15/26 (d)		702,000	1,110,002
	Core Laboratories, L.P. 0.25%, due 10/31/11		480,000	1,140,600
				2,250,602
	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		456,000	500,460

	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)		454,000	522,100

	Semiconductors 0.3%
	Microchip Technology, Inc. 2.125%, due 12/15/37		277,000	342,787
	Novellus Systems, Inc. 2.625%, due 5/15/41 (c)		312,000	299,130
	ON Semiconductor Corp. 2.625%, due 12/15/26		541,000	602,539
				1,244,456
	Software 0.1%
	Microsoft Corp. (zero coupon), due 6/15/13 (c)		131,000	136,076
	SYNNEX Corp. 4.00%, due 5/15/18		277,000	316,127
				452,203
	Telecommunications 0.5%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25		430,000	419,250
	Anixter International, Inc. 1.00%, due 2/15/13		509,000	589,167
	Ciena Corp. 4.00%, due 3/15/15 (c)		243,000	267,908
	Leap Wireless International, Inc. 4.50%, due 7/15/14		5,000	4,775
	SBA Communications Corp. 1.875%, due 5/1/13		867,000	953,700
				2,234,800
	Total Convertible Bonds (Cost $22,661,902)			21,943,779

	Corporate Bonds 62.4%
	Advertising 0.4%
	Lamar Media Corp.
	Series C 6.625%, due 8/15/15		815,000	824,169
	6.625%, due 8/15/15		750,000	760,312
				1,584,481
	Aerospace & Defense 1.5%
	BE Aerospace, Inc. 6.875%, due 10/1/20 (h)		1,630,000	1,752,250
	Ducommun, Inc. 9.75%, due 7/15/18 (c)		1,900,000	1,952,250
	TransDigm, Inc. 7.75%, due 12/15/18 (c)		815,000	867,975
	Triumph Group, Inc. 8.625%, due 7/15/18		1,305,000	1,432,238
				6,004,713
	Airlines 1.3%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		616,603	610,436
	9.798%, due 4/1/21		771,743	798,754
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 4/15/19		1,630,000	1,636,194
	Series 2010-1 Class A Pass Through Trust 6.20%, due 7/2/18		423,526	446,041
	Series 2010-2, Class B Pass Through Trust 6.75%, due 11/23/15		612,000	587,520
	12.25%, due 3/15/15 (c)		489,000	544,624
	United Air Lines, Inc. 9.875%, due 8/1/13 (c)		750,000	791,250
				5,414,819
	Auto Manufacturers 0.7%
	Ford Motor Co. 6.625%, due 10/1/28		229,000	233,886
	General Motors Corp. (Escrow Shares) 8.375%, due 7/15/33 (d)(e)(i)		11,365,000	198,027
	Navistar International Corp. 8.25%, due 11/1/21		2,396,000	2,605,650
				3,037,563
	Auto Parts & Equipment 0.7%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (c)		1,000,000	997,500
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (c)		1,829,000	1,998,183
				2,995,683
	Banks 5.1%
	AgriBank FCB 9.125%, due 7/15/19		1,600,000	2,050,251
	Ally Financial, Inc.
	7.50%, due 9/15/20		2,525,000	2,651,250
	8.30%, due 2/12/15		571,000	625,245
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)(h)		652,000	474,330
¤	Bank of America Corp. 5.625%, due 7/1/20		3,590,000	3,730,477
	CIT Group, Inc.
	7.00%, due 5/1/15		500	501
	7.00%, due 5/1/16		938	940
	7.00%, due 5/2/16 (c)		333,000	333,833
	7.00%, due 5/1/17		400	401
	7.00%, due 5/2/17 (c)		2,022,000	2,027,055
	Discover Bank/Greenwood DE 7.00%, due 4/15/20 (h)		2,445,000	2,760,007
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)(h)		2,200,000	2,358,180
	PNC Funding Corp. 5.625%, due 2/1/17		2,180,000	2,422,614
	Whitney National Bank 5.875%, due 4/1/17		1,450,000	1,560,712
				20,995,796
	Building Materials 1.0%
	Associated Materials LLC 9.125%, due 11/1/17		1,223,000	1,235,230
	Boise Cascade LLC 7.125%, due 10/15/14		1,304,000	1,294,220
	Texas Industries, Inc. 9.25%, due 8/15/20		840,000	826,350
	USG Corp.
	6.30%, due 11/15/16		615,000	528,900
	9.75%, due 1/15/18		363,000	349,388
				4,234,088
	Chemicals 2.1%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (c)		1,426,000	1,803,484
	Dow Chemical Co. (The) 8.55%, due 5/15/19		1,084,000	1,432,066
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		1,223,000	1,296,380
	Huntsman International LLC 5.50%, due 6/30/16		713,000	705,870
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21		815,000	839,450
	Nalco Co. 6.625%, due 1/15/19 (c)		1,223,000	1,372,817
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (c)		1,019,000	1,053,391
				8,503,458
	Coal 1.7%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19 (h)		1,560,000	1,608,750
	Arch Coal, Inc. 7.25%, due 10/1/20		2,880,000	3,013,200
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (h)		2,162,000	2,313,340
				6,935,290
	Commercial Services 4.4%
	Aramark Corp. 8.50%, due 2/1/15		734,000	763,360
	Aramark Holdings Corp. 8.625%, due 5/1/16 (c)(j)		2,900,000	2,987,000
¤	Avis Budget Car Rental LLC
	8.25%, due 1/15/19		1,223,000	1,261,219
	9.625%, due 3/15/18		2,375,000	2,573,906
	Ford Holdings LLC 9.30%, due 3/1/30		127,000	161,512
	Geo Group, Inc. (The) 6.625%, due 2/15/21 (c)		1,223,000	1,223,000
	Hertz Corp. (The) 7.375%, due 1/15/21 (c)		1,630,000	1,666,675
	Iron Mountain, Inc. 8.375%, due 8/15/21		2,693,000	2,881,510
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (d)(e)(i)		5,000	260
	9.75%, due 1/15/49 (d)(e)(i)		160,000	8,320
	Stewart Enterprises, Inc. 6.50%, due 4/15/19		2,030,000	2,050,300
	United Rentals North America, Inc. 9.25%, due 12/15/19		2,384,000	2,667,100
				18,244,162
	Computers 1.1%
¤	SunGard Data Systems, Inc.
	7.375%, due 11/15/18		3,857,000	3,914,855
	10.25%, due 8/15/15		572,000	593,450
				4,508,305
	Diversified Financial Services 0.7%
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		€1,223,000	1,581,595
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)		£815,000	1,324,405
				2,906,000
	Electric 1.3%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20		$1,724,000	1,819,069
	Great Plains Energy, Inc. 4.85%, due 6/1/21		750,000	776,451
	NRG Energy, Inc. 8.50%, due 6/15/19		1,970,000	2,048,800
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		833,280	839,946
				5,484,266
	Entertainment 0.8%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		882,000	882,000
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		815,000	682,562
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15		1,488,000	1,532,640
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (d)(e)		47,921	33,545
				3,130,747
	Environmental Controls 0.1%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18		550,000	581,625

	Finance - Auto Loans 1.0%
¤	Ford Motor Credit Co. LLC 8.00%, due 12/15/16		3,500,000	4,008,655

	Finance - Consumer Loans 1.9%
	American General Finance Corp. 3.25%, due 1/16/13		612,000	828,109
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(h)		2,425,000	2,243,125
	SLM Corp.
	4.75%, due 3/17/14		€815,000	1,156,987
	6.25%, due 1/25/16		$408,000	426,932
	8.00%, due 3/25/20		408,000	447,027
¤	Springleaf Finance Corp. 6.90%, due 12/15/17		2,727,000	2,553,154
				7,655,334
	Finance - Credit Card 1.3%
	American Express Co. 6.80%, due 9/1/66 (a)(h)		2,139,000	2,203,170
	Capital One Capital III 7.686%, due 8/15/36		3,097,000	3,166,683
				5,369,853
	Finance - Other Services 0.6%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16 (h)		2,180,000	2,261,750

	Food 1.0%
	Kraft Foods, Inc. 6.50%, due 8/11/17		1,600,000	1,922,240
	Smithfield Foods, Inc. 7.75%, due 7/1/17		2,206,000	2,332,845
				4,255,085
	Forest Products & Paper 0.8%
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17		1,306,000	1,426,805
	Domtar Corp. 10.75%, due 6/1/17		734,000	946,860
	International Paper Co. 7.30%, due 11/15/39		693,000	796,349
				3,170,014
	Health Care - Products 0.3%
	Alere, Inc. 8.625%, due 10/1/18		1,223,000	1,259,690

	Health Care - Services 1.0%
¤	HCA, Inc. 6.50%, due 2/15/16		3,900,000	3,987,750

	Home Builders 1.9%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16 (h)		819,000	700,245
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (h)		1,752,000	1,624,980
	Lennar Corp. 6.95%, due 6/1/18		204,000	199,920
	MDC Holdings, Inc. 5.625%, due 2/1/20		693,000	678,012
	Meritage Homes Corp. 6.25%, due 3/15/15		1,956,000	1,943,775
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (c)		2,000,000	1,995,000
	Standard Pacific Corp. 8.375%, due 5/15/18		815,000	821,113
				7,963,045
	Household Products & Wares 1.4%
	Jarden Corp.
	7.50%, due 5/1/17		500,000	523,125
	7.50%, due 1/15/20		1,223,000	1,284,150
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19 (c)		1,025,000	1,036,531
	8.50%, due 10/15/16 (c)		612,000	638,010
	9.875%, due 8/15/19 (c)		2,089,000	2,102,057
				5,583,873
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15		1,600,000	1,736,000

	Insurance 2.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)(h)		713,000	698,740
	American International Group, Inc.
	4.875%, due 3/15/67 (a)		€1,250,000	1,409,957
	Series A2 5.75%, due 3/15/67 (a)		£450,000	602,002
	Farmers Exchange Capital 7.20%, due 7/15/48 (c)		$603,000	627,175
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		632,000	622,765
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)		453,000	457,530
	10.75%, due 6/15/88 (a)(c)		938,000	1,240,505
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		3,443,000	3,477,430
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)		1,150,000	1,338,861
	9.25%, due 6/15/39 (c)		204,000	273,875
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		612,000	631,890
				11,380,730
	Iron & Steel 0.2%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		693,000	787,908

	Leisure Time 0.1%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)		408,000	473,243

	Lodging 1.0%
	Harrah's Operating Co., Inc. 10.00%, due 12/15/18		2,250,000	2,013,750
	MGM Mirage, Inc. 7.50%, due 6/1/16 (h)		1,992,000	1,942,200
				3,955,950
	Machinery - Construction & Mining 0.3%
	Terex Corp. 8.00%, due 11/15/17		1,182,000	1,204,163

	Machinery - Diversified 0.2%
	CNH America LLC 7.25%, due 1/15/16		652,000	717,200

	Media 3.0%
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, due 1/15/19		978,000	1,017,120
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)		938,000	997,797
¤	Clear Channel Communications, Inc. 9.00%, due 3/1/21 (c)		3,200,000	3,024,000
	COX Communications, Inc. 6.95%, due 6/1/38 (c)		2,241,000	2,634,815
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21 (h)		2,852,000	2,967,438
	DISH DBS Corp.
	6.75%, due 6/1/21 (c)		765,000	789,863
	7.125%, due 2/1/16 (h)		815,000	870,012
				12,301,045
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20		697,000	759,730

	Mining 0.9%
	Alcoa, Inc. 6.15%, due 8/15/20 (h)		1,426,000	1,556,673
	Aleris International, Inc. 7.625%, due 2/15/18 (c)		1,426,000	1,447,390
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (h)		791,000	864,167
				3,868,230
	Miscellaneous - Manufacturing 0.7%
	American Railcar Industries, Inc. 7.50%, due 3/1/14		1,145,000	1,162,175
	Polypore International, Inc. 7.50%, due 11/15/17		815,000	865,938
	SPX Corp. 6.875%, due 9/1/17 (c)		815,000	874,087
				2,902,200
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18		1,674,000	1,782,810

	Oil & Gas 6.3%
	Berry Petroleum Co. 6.75%, due 11/1/20 (h)		1,223,000	1,253,575
	Chesapeake Energy Corp. 6.625%, due 8/15/20 (h)		2,445,000	2,640,600
	Concho Resources, Inc./Midland,TX
	6.50%, due 1/15/22		750,000	783,750
	7.00%, due 1/15/21		2,002,000	2,157,155
	Denbury Resources, Inc. 6.375%, due 8/15/21 (h)		815,000	839,450
	Frontier Oil Corp. 6.875%, due 11/15/18		571,000	609,543
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.625%, due 4/15/21 (c)		1,223,000	1,296,380
	8.00%, due 2/15/20 (c)		1,000,000	1,080,000
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (c)		2,250,000	2,247,187
	7.75%, due 2/1/21 (c)		815,000	867,975
	Nabors Industries, Inc. 5.00%, due 9/15/20 (h)		2,853,000	3,005,921
	Range Resources Corp. 8.00%, due 5/15/19		1,687,000	1,864,135
	Swift Energy Co.
	7.125%, due 6/1/17		750,000	772,500
	8.875%, due 1/15/20		658,000	717,220
	Tesoro Corp. 6.50%, due 6/1/17		3,025,000	3,100,625
	Valero Energy Corp. 6.125%, due 2/1/20		2,241,000	2,558,052
				25,794,068
	Oil & Gas Services 1.5%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16		800,000	814,000
	7.75%, due 2/15/19 (c)		1,600,000	1,640,000
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21 (c)		1,292,000	1,330,760
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (c)(h)		1,080,000	1,134,000
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14		571,000	571,000
	8.00%, due 9/1/17		815,000	833,337
				6,323,097
	Packaging & Containers 1.4%
	Ball Corp. 6.75%, due 9/15/20 (h)		2,648,000	2,833,360
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (c)		1,630,000	1,666,675
	Owens-Illinois, Inc. 7.80%, due 5/15/18 (h)		1,243,000	1,328,456
				5,828,491
	Pipelines 2.8%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21		2,300,000	2,299,239
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20		1,223,000	1,300,966
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19		2,037,000	2,534,236
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21		2,037,000	2,169,588
	Regency Energy Partners, L.P./Regency Energy Finance Corp. 6.875%, due 12/1/18		1,750,000	1,855,000
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp. 7.875%, due 10/15/18 (c)		1,170,000	1,225,575
				11,384,604
	Real Estate Investment Trusts 0.2%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19 (c)		1,000,000	1,011,250

	Retail 1.6%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21 (h)		1,553,000	1,591,825
	CVS Caremark Corp.
	4.75%, due 5/18/20 (h)		2,445,000	2,625,981
	5.789%, due 1/10/26 (c)(d)		86,080	91,333
	Ferrellgas L.P./Ferrellgas Finance Corp. 9.125%, due 10/1/17		591,000	633,848
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18		1,630,000	1,662,600
				6,605,587
	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)		734,000	800,060

	Software 0.4%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17 (h)		1,549,000	1,651,621

	Telecommunications 3.2%
	CommScope, Inc. 8.25%, due 1/15/19 (c)		2,930,000	3,047,200
	Crown Castle International Corp. 7.125%, due 11/1/19		2,445,000	2,606,981
	EH Holding Corp. 7.625%, due 6/15/21 (c)		1,695,000	1,745,850
	Frontier Communications Corp. 8.50%, due 4/15/20 (h)		1,489,000	1,634,177
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18		1,386,000	1,474,358
	Nextel Communications, Inc. 5.95%, due 3/15/14 (h)		1,630,000	1,635,094
	Sprint Capital Corp. 6.90%, due 5/1/19		612,000	625,770
	Viasat, Inc. 8.875%, due 9/15/16		530,000	556,500
				13,325,930
	Transportation 0.5%
	PHI, Inc. 8.625%, due 10/15/18		669,000	685,725
	RailAmerica, Inc. 9.25%, due 7/1/17		1,172,000	1,289,200
				1,974,925
	Total Corporate Bonds (Cost $251,710,731)			256,644,887

	Foreign Bonds 2.7%
	Cayman Islands 0.1%
	Government of the Cayman Islands 5.95%, due 11/24/19 (c)		200,000	215,250

	Colombia 0.1%
	Republic of Colombia 7.375%, due 3/18/19		200,000	253,200

	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35		163,000	171,965
	8.25%, due 4/10/32 (c)		163,000	183,783
				355,748
	Germany 0.2%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13		€734,000	838,474

	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (c)		$300,000	341,250

	Liberia 0.1%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14		€525,000	746,828

	Philippines 0.1%
	Republic of Philippines 6.50%, due 1/20/20		$300,000	355,875

	South Africa 0.1%
	Republic of South Africa 5.50%, due 3/9/20		300,000	331,125

	Ukraine 0.1%
	Ukraine Government 7.65%, due 6/11/13 (c)		400,000	422,000

	United Kingdom 1.7%
¤	EGG Banking PLC
	6.875%, due 12/29/21 (a)		£530,000	845,379
	7.50%, due 5/29/49 (a)		1,997,000	3,191,089
	HSH Nordbank A.G. 4.375%, due 2/14/17 (a)		€612,000	607,214
	Northern Rock Asset Management PLC 9.375%, due 10/17/21		£815,000	1,123,737
	Rexam PLC 6.75%, due 6/29/67 (a)		€978,000	1,366,642
				7,134,061
	Total Foreign Bonds (Cost $10,286,294)			10,993,811

	Loan Assignments & Participations 7.3% (k)
	Aerospace & Defense 0.9%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.195%, due 3/26/14		$2,073,790	1,701,026
	LC Facility Deposits 2.246%, due 3/26/14		128,238	105,187
	U.S. Airways Group, Inc. Term Loan 2.687%, due 3/21/14		1,972,222	1,780,856
				3,587,069
	Auto Manufacturers 0.6%
	Allison Transmission, Inc. Term Loan B 2.94%, due 8/7/14		969,274	948,138
	Federal-Mogul Corp.
	Term Loan B 2.128%, due 12/29/14		1,045,911	996,418
	Term Loan C 2.128%, due 12/28/15		533,628	508,376
	Ford Motor Co. Term Loan B1 2.94%, due 12/16/13		56,106	56,025
				2,508,957
	Automobile 0.3%
	Hertz Corp. (The)
	New Synthetic LC 3.75%, due 3/9/18		100,000	97,667
	Term Loan B 3.75%, due 3/9/18		997,500	994,688
				1,092,355
	Beverage, Food & Tobacco 0.4%
	Del Monte Corp. Term Loan 4.00%, due 3/8/18		1,800,000	1,791,000

	Buildings & Real Estate 0.2%
	Realogy Corp.
	Extended Letter of Credit 4.436%, due 10/10/16		143,936	129,422
	Extended Term Loan 4.518%, due 10/10/16		852,913	766,911
				896,333
	Chemicals 0.2%
	PQ Corp. Term Loan B 3.495%, due 7/30/14		768,808	743,715

	Diversified/Conglomerate Manufacturing 0.2%
	Walter Industries, Inc. Term Loan B 4.00%, due 4/2/18		997,500	997,160

	Electric 0.3%
	Calpine Corp New Term Loan 4.50%, due 4/2/18		1,097,250	1,086,552

	Electronics 0.2%
	Edwards (Cayman Islands II), Ltd. Term Loan B 5.50%, due 5/31/16		995,000	990,854

	Finance - Consumer Loans 0.5%
¤	Springleaf Finance Corp. Term Loan 5.50%, due 5/5/17		2,000,000	1,954,688

	Healthcare, Education & Childcare 0.3%
	Community Health Systems, Inc.
	Non Extended Term Loan 2.504%, due 7/25/14		120,451	116,266
	Extended Term Loan B 3.754%, due 1/25/17		57,527	56,080
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18		228,000	228,071
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18		456,000	456,143
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18		313,500	313,598
				1,170,158
	Hotels, Restaurants & Leisure 1.0%
	Caesars Entertainment Operating Co. Extended Term Loan 4.503%, due 1/26/18		3,500,000	3,040,625
	Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.50%, due 4/20/16	C$	992,500	1,036,830
				4,077,455
	Household Products & Wares 0.1%
	JohnsonDiversey, Inc. Term Loan B 4.00%, due 11/24/15		$255,875	256,034

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (d)(e)(f)		77,725	521

	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan 3.50%, due 9/6/16		86,810	86,345
¤	Clear Channel Communications, Inc.
	Delayed Draw Term Loan 2 3.837%, due 1/29/16		964,025	802,551
	Term Loan B 3.838%, due 1/28/16		979,728	816,114
				1,705,010
	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Novelis, Inc. New Term Loan B 3.75%, due 3/10/17		1,592,000	1,592,221

	Oil & Gas 0.7%
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18		3,000,000	2,997,084

	Telecommunications 0.5%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18		1,197,000	1,199,244
	MetroPCS Wireless, Inc. Incremental Term Loan B3 3.938%, due 3/16/18		995,004	990,341
				2,189,585
	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.728%, due 10/10/17		306,947	228,484

	Total Loan Assignments & Participations (Cost $30,275,309)			29,865,235

	Mortgage-Backed Securities 0.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.072%, due 11/25/35 (l)		596,143	461,702
	Series 2005-5, Class A2 5.001%, due 10/10/45		13,254	13,255
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.417%, due 12/25/36 (a)(c)(e)		68,109	53,701
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		404,072	384,356
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.368%, due 11/25/36 (l)		319,196	276,125
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.735%, due 7/25/36 (l)		335,438	278,190

	Total Mortgage-Backed Securities (Cost $1,528,824)			1,467,329

	Municipal Bonds 0.5%
	New York 0.3%
	New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12		1,430,000	1,470,069

	Oklahoma 0.2%
	Tulsa, Okla, Municipal Airport Trust Revenue Series A 7.75%, due 6/1/35		720,000	745,135

	West Virginia 0.0%‡
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47		100,000	76,713

	Total Municipal Bonds (Cost $2,309,926)			2,291,917

	U.S. Government & Federal Agencies 3.9%
	Federal National Mortgage Association 0.2%
	4.625%, due 5/1/13		925,000	987,442

	Government National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 8/15/32		1	2

	Overseas Private Investment Corporation 0.3%
	5.142%, due 12/15/23		991,938	1,118,063

¤	United States Treasury Bonds 1.5%
	3.50%, due 2/15/39		464,500	417,324
	3.875%, due 8/15/40		5,948,100	5,686,015
				6,103,339
	United States Treasury Notes 0.1%
	2.375%, due 10/31/14		122,300	129,055
	4.75%, due 8/15/17		65,200	76,554
	4.875%, due 8/15/16		220,000	257,813
				463,422
¤	United States Treasury Inflation Indexed Note 1.8%
	1.25%, due 7/15/20		6,750,846	7,394,816

	Total U.S. Government & Federal Agencies (Cost $15,878,318)			16,067,084

	Yankee Bonds 12.0% (m)
	Banks 1.6%
	Bangkok Bank PCL 4.80%, due 10/18/20 (c)		250,000	248,093
	Barclays Bank PLC 5.14%, due 10/14/20		2,037,000	1,945,801
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(c)		1,092,000	1,383,946
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19		856,000	888,929
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21		2,037,000	2,133,806
				6,600,575
	Building Materials 0.4%
	Holcim U.S. Finance Sarl & Cie SCS 6.00%, due 12/30/19 (c)		1,630,000	1,787,205

	Diversified Financial Services 0.1%
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (c)		400,000	462,000

	Electric 0.3%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (c)		400,000	464,000
	Intergen N.V. 9.00%, due 6/30/17 (c)		685,000	722,675
	Majapahit Holding B.V. 8.00%, due 8/7/19 (c)		200,000	245,500
				1,432,175
	Engineering & Construction 0.6%
	BAA Funding, Ltd. 4.875%, due 7/15/21 (c)		2,575,000	2,614,951

	Food 0.0%‡
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16 (d)(e)(f)		56,027	140

	Forest Products & Paper 0.1%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)		815,000	525,675

	Gas 0.1%
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (c)		400,000	442,000

	Home Builders 0.1%
	Corporacion GEO SAB de C.V. 8.875%, due 9/25/14 (c)		500,000	532,500

	Insurance 0.5%
	ING Groep N.V. 5.775%, due 12/29/49 (a)		815,000	737,575
	Oil Insurance, Ltd. 3.228%, due 12/29/49 (a)(c)		652,000	600,955
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)		571,000	559,824
				1,898,354
	Iron & Steel 0.8%
	APERAM 7.375%, due 4/1/16 (c)		3,260,000	3,235,550

	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		675,000	718,875

	Machinery - Construction & Mining 0.4%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (c)		1,606,000	1,650,165

	Mining 3.2%
	Novelis, Inc.
	8.375%, due 12/15/17		734,000	799,143
	8.75%, due 12/15/20		1,223,000	1,360,587
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,298,000	1,768,672
	Teck Resources, Ltd.
	9.75%, due 5/15/14		1,850,000	2,254,789
	10.75%, due 5/15/19		1,000,000	1,272,500
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)		2,565,000	2,651,697
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)		2,526,000	2,844,347
				12,951,735
	Oil & Gas 2.1%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (c)		200,000	206,700
	ENI S.p.A 4.15%, due 10/1/20 (c)		1,630,000	1,563,447
	MEG Energy Corp. 6.50%, due 3/15/21 (c)		1,862,000	1,936,480
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (c)		2,115,000	2,229,210
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (c)		425,000	518,500
	Precision Drilling Corp.
	6.50%, due 12/15/21 (c)		539,000	549,780
	6.625%, due 11/15/20 (h)		1,630,000	1,687,050
				8,691,167
	Oil & Gas Services 0.6%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21 (c)		600,000	592,500
	9.50%, due 5/15/16		1,675,000	1,834,125
				2,426,625
	Packaging & Containers 0.3%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (c)		1,000,000	1,055,000

	Telecommunications 0.2%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17		815,000	872,050

	Transportation 0.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (c)		1,100,000	984,500
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		500,000	460,000
				1,444,500
	Total Yankee Bonds (Cost $48,597,192)			49,341,242

	Total Long-Term Bonds (Cost $397,457,167)			402,084,081

		Shares	Value
	Common Stocks 0.9%
	Aerospace & Defense 0.1%
	Triumph Group, Inc.	4,240	228,282

	Auto Manufacturers 0.3%
	General Motors Co. (i)	44,835	1,241,033

	Banks 0.5%
	CIT Group, Inc. (i)	6,479	257,475
	Citigroup, Inc.	41,400	1,587,276
			1,844,751
	Biotechnology 0.0%‡
	Life Technologies Corp. (i)	1,000	45,030

	Building Materials 0.0%‡
	Nortek, Inc. (i)	225	7,086
	U.S. Concrete, Inc. (e)(i)	19,613	165,338
			172,424
	Media 0.0%‡
	Adelphia Contingent Value Vehicle (d)(e)(i)	100,330	1,003

	Total Common Stocks (Cost $3,805,631)		3,532,523

	Convertible Preferred Stocks 2.5%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	8,350	385,853

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.87%	5,900	318,482

	Banks 0.6%
¤	Bank of America Corp. 7.25% Series L	781	761,264
	Citigroup, Inc. 7.50%	8,800	986,920
	Wells Fargo & Co. 7.50% Series L	800	849,360
			2,597,544
	Diversified Financial Services 0.4%
	SG Preferred Capital II LLC (a)(c) 6.30%	1,850	1,825,141

	Hand & Machine Tools 0.2%
	Stanley Black & Decker, Inc. 4.75%	5,600	631,624

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	16,100	383,180
	MetLife, Inc. 5.00%	4,275	333,193
			716,373
	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	200	21,455

	Media 0.1%
	Nielsen Holdings N.V. 6.25%	5,300	315,019

	Oil & Gas 0.6%
	Apache Corp. 6.00%	21,600	1,407,024
	Chesapeake Energy Corp. (c) 5.75%	800	1,123,880
			2,530,904
	Telecommunications 0.2%
	Crown Castle International Corp. 6.25%	14,200	848,450

	Total Convertible Preferred Stocks (Cost $10,318,735)		10,190,845

		Number of Warrants	Value
	Warrants 0.3%
	Auto Manufacturers 0.3%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (i)	33,761	635,720
	Strike Price $18.33 Expires 7/10/19 (i)	33,761	458,812
			1,094,532
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/19/12 (d)(e)(i)	11	0	(n)
	Unsecured Debt Expires 12/19/12 (d)(e)(i)	11	0	(n)
			0	(n)
	Total Warrants (Cost $1,499,976)		1,094,532

	Principal Amount	Value
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $8,333,967 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $7,855,000 and a Market Value of $8,505,692)	$8,333,960	8,333,960

Total Short-Term Investment (Cost $8,333,960)		8,333,960

Total Investments, Before Investments Sold Short (Cost $421,415,469) (o)	103.4%	425,235,941

Long-Term Bonds Sold Short (3.4%)
Corporate Bonds Sold Short (3.4%)
Entertainment (0.8%)
AMC Entertainment, Inc. 9.75%, due 12/1/20 (c)	(3,175,000)	(3,238,500)

Apparel (1.7%)
Levi Strauss & Co. 7.625%, due 5/15/20	(6,900,000)	(6,943,125)

Mining (0.9%)
Vulcan Materials Co. 7.50%, due 6/15/21	(3,600,000)	(3,611,171)

Total Investments Sold Short (Proceeds $13,835,088)	(3.4)%	(13,792,796)

Total Investments, Net of Investments Sold Short (Cost $407,580,381)	100.0	411,443,145
Other Assets, Less Liabilities	(0.0)‡	(159,146)
Net Assets	100.0%	$411,283,999
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)
Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2011 is $40,682, which represents less than one-tenth of a percent of the Fund's net assets.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security. The total market value of these securities at July 31, 2011 is $1,443,201, which represents 0.4% of the Fund's net assets.
(e)	Illiquid security. The total market value of these securities at July 31, 2011 is $460,905, which represents 0.1% of the Fund's net assets.
(f)	Issue in default.
(g)	Restricted security.
(h)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(i)	Non-income producing security.
(j)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(k)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(l)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(m)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)	Less than one dollar.
(o)	At July 31, 2011, cost is $421,544,249 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$10,821,907
Gross unrealized depreciation	(7,130,215)
Net unrealized appreciation	$3,691,692
The following abbreviations are used in the above portfolio:
€	-Euro
C$	-Canadian Dollar
£	-British Pound Sterling
The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$13,468,797	$—		$13,468,797
Convertible Bonds (b)	—	20,833,727	1,110,052		21,943,779
Corporate Bonds (c)	—	256,313,402	331,485		256,644,887
Foreign Bonds	—	10,993,811	—		10,993,811
Loan Assignments & Participations (d)	—	29,864,714	521		29,865,235
Mortgage-Backed Securities	—	1,467,329	—		1,467,329
Municipal Bonds	—	2,291,917	—		2,291,917
U.S. Government & Federal Agencies	—	16,067,084	—		16,067,084
Yankee Bonds (e)	—	49,341,102	140		49,341,242
Total Long-Term Bonds	—	400,641,883	1,442,198		402,084,081
Common Stocks (f)	3,531,520	—	1,003		3,532,523
Convertible Preferred Stocks	10,190,845	—	—		10,190,845
Warrants (g)	1,094,532	—	0	(g)	1,094,532
Short-Term Investment
Repurchase Agreement	—	8,333,960	—		8,333,960
Total Investments in Securities	14,816,897	408,975,843	1,443,201		425,235,941
Other Financial Instruments
Credit Default Swaps (h)	—	384,457	—		384,457
Total Investments in Securities and Other Financial Instruments	$14,816,897	$409,360,300	$1,443,201		$425,620,398

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(13,792,796)	$—	$(13,792,796)
Other Financial Instruments
Foreign Currency Forward Contracts (i)	—	(471,762)	—	(471,762)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(14,264,558)	$—	$(14,264,558)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $50 and $1,110,002 are held in Internet and Oil & Gas Services within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $198,027, $8,580, $33,545 and $91,333 are held in Auto Manufacturers, Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 security valued at $521 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of investments.
(e)	The level 3 security valued at $140 is held in Food within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 security valued at $1,003 is held in Media within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 security valued at less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of credit default swaps.
(i)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-		$-		$-	$-	$50		$-
Oil & Gas Services	-		(250)	(8,736)	10,857	1,232,631		(217,830)		93,330	-	1,110,002		84,126
Corporate Bonds
Auto Manufacturers	-		-	-	(56,072)	341,958	(a)	(87,859	) (b)	-	-	198,027		(56,072)
Commercial Services	8,580		-	-	-	-		-		-	-	8,580		-
Entertainment	40,192		916	1,251	682	-		(9,496)		-	-	33,545		(3,418)
Media	837		-	(61,167)	60,811	-		(481)		-	-	-		-
Retail	93,180		(101)	(78)	1,219	-		(2,887)		-	-	91,333		1,433
Loan Assignments & Participations
Machinery	210		(18,826)	-	19,137	-		-		-	-	521		19,137
Yankee Bonds
Food	-		(1,030)	-	(511)	-		-		1,681	-	140		(511)
Leisure Time	119,945		-	28,299	(34,945)	-		(113,299)		-	-	-		-
Common Stocks
Machinery	72		-	-	(72)	-		-		-	-	-		-
Media	1,003		-	-	-	-		-		-	-	1,003		-
Preferred Stock
Machinery	1		-	-	(1)	-		-		-	-	-		-
Warrants
Media	0	(c)	-	-	-	-		-		-	-	0	(c)	-
Total	$264,070		$(19,291)	$(40,431)	$1,105	$1,574,589		$(431,852)		$95,011	$-	$1,443,201		$44,695

(a) Purcheses include securities received from a restucture.
(b) Sales include disbursement as a result of a restructure.
(c) Less than one dollar.

As of July 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	CAD	1,000,000	USD	1,031,449	USD	(14,628)
Euro vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	EUR	6,630,000		9,291,733		(229,981)
Pound Sterling vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	GBP	4,440,000		7,059,103		(227,153)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(471,762)

As of July 31, 2011, the Fund held the following foreign currencies:

	Currency		Cost		Value
Brazilian Real	BRL	63,452	USD	34,683	USD	40,914
Canadian Dollar	CAD	48,015		49,577		50,254
Euro	EUR	651,730		914,508		936,471
Pound Sterling	GBP	3,285		5,225		5,392
Total			USD	1,003,993	USD	1,033,031

As of July 31, 2011, the Fund held the following restricted security:

	Date of	Principal		7/31/11	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$504,238	$8,348	$50	0.0	%‡

‡ Less than one-tenth of a percent.

As of July 31, 2011, the Fund held the following credit default swaps:

					(Pay)/	Upfront
				Notional	Receive	Payments		Unrealized
Reference		Termination	Buy/Sell	Amount	Fixed	(Received)/		Appreciation
Entity	Counterparty	Date	Protection1	(000)2	Rate3	Paid	Value	(Depreciation)
Austria	Credit Suisse First Boston	9/20/16	Buy	$7,500	(1.00)%	$(85,689)	$(38,400)	$47,289

France	Credit Suisse First Boston	9/20/16	Buy	$7,700	(0.25)%	259,684	346,575	86,891

Italy	Credit Suisse First Boston	9/20/16	Buy	$4,500	(1.00)%	165,180	415,457	250,277
						$339,175	$723,632	$384,457

1
Buy - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as buyer of credit event as defined under the terms of that particular swap agreement.

3
The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a  buyer of protection) annually on the notional amount of the credit default swap contract.

MainStay Global High Income Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.7%†
	Corporate Bonds 36.5%
	Bermuda 0.5%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		$1,475,000	$1,524,413

	Brazil 2.3%
	CSN Resources S.A. 6.50%, due 7/21/20 (a)		3,000,000	3,225,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,120,686
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (a)		1,895,000	1,997,330
				7,343,016
	Cayman Islands 3.7%
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		1,500,000	1,650,000
	CCL Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,871,875
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16 (b)(c)(d)		224,111	560
	MIE Holdings Corp. 9.75%, due 5/12/16 (a)		2,000,000	1,982,500
	Odebrecht Finance, Ltd.
	6.00%, due 4/5/23 (a)		2,000,000	2,030,000
	7.00%, due 4/21/20 (a)		3,000,000	3,300,000
				11,834,935
	Chile 1.0%
	Inversiones CMPC S.A. 4.75%, due 1/19/18 (a)		3,000,000	3,077,445

	Colombia 1.1%
	Ecopetrol S.A. 7.625%, due 7/23/19		3,000,000	3,645,000

	Ireland 0.3%
	Metalloinvest Finance, Ltd. 6.50%, due 7/21/16 (a)		1,000,000	1,007,500

	Jamaica 2.7%
¤	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)		7,000,000	8,741,600

	Luxembourg 5.9%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		5,500,000	6,022,500

¤	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		9,950,000	12,760,875
				18,783,375
	Mexico 3.9%
	Controladora Mabe S.A. C.V.
	7.875%, due 10/28/19		1,160,000	1,289,050
	7.875%, due 10/28/19 (a)		1,600,000	1,778,000
	Empresas ICA SAB de C.V. 8.90%, due 2/4/21 (a)		3,000,000	3,150,000
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)		4,150,000	4,585,750
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17 (a)		1,500,000	1,537,500
				12,340,300
	Netherlands 4.7%
	Lukoil International Finance B.V. 7.25%, due 11/5/19 (a)		2,000,000	2,237,600
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		10,300,000	12,643,250
				14,880,850
	Qatar 1.3%
	Qatari Diar Finance QSC 5.00%, due 7/21/20 (a)		4,000,000	4,245,000

	Russia 0.7%
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,135,000

	Trinidad And Tobago 1.5%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		3,840,000	4,684,800

	United Arab Emirates 2.1%
	Abu Dhabi National Energy Co.
	6.25%, due 9/16/19 (a)		3,000,000	3,247,500
	7.25%, due 8/1/18 (a)		3,125,000	3,593,750
				6,841,250
	United Kingdom 1.0%
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		3,000,000	3,101,400

	United States 3.8%
	AES Corp. (The) 8.00%, due 10/15/17		3,000,000	3,240,000
	AgriBank FCB 9.125%, due 7/15/19		2,300,000	2,947,236
	Braskem America Finance Co. 7.125%, due 7/22/41 (a)		1,000,000	1,007,500
	Frontier Communications Corp. 8.75%, due 4/15/22		4,500,000	4,938,750
				12,133,486
	Total Corporate Bonds (Cost $108,428,664)			116,319,370

	Government & Federal Agencies 58.2%
	Argentina 4.5%
	Provincia de Buenos Aires 11.75%, due 10/5/15 (a)		2,000,000	2,086,000
	Provincia de Cordoba 12.375%, due 8/17/17 (a)		3,000,000	3,150,000
¤	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	7,508,200
	8.28%, due 12/31/33		1,975,917	1,763,506
				14,507,706
	Barbados 0.7%
	Barbados Government 7.00%, due 8/4/22 (a)		2,000,000	2,075,000

	Belize 0.5%
	Belize Government Series Reg S 6.00%, due 2/20/29		2,500,000	1,625,000

	Bermuda 1.0%
	Government of Bermuda 5.603%, due 7/20/20 (a)		3,000,000	3,341,250

	Brazil 2.8%
	Brazil Federative Republic 12.50%, due 1/5/16	B$	2,000,000	1,544,314
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14		10,210,000	6,254,477
	Federal Republic of Brazil 4.875%, due 1/22/21		$1,000,000	1,091,500
				8,890,291

	Cayman Islands 4.7%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		5,500,000	5,610,000
¤	Government of the Cayman Islands 5.95%, due 11/24/19 (a)		8,800,000	9,471,000
				15,081,000
	Chile 0.7%
	Empresa Nacional del Petroleo 5.25%, due 8/10/20 (a)		2,000,000	2,087,114

	Colombia 0.6%
	Republic of Colombia 4.375%, due 7/12/21		2,000,000	2,058,000

	Croatia 0.8%
	Republic of Croatia
	6.375%, due 3/24/21 (a)		1,000,000	1,013,800
	6.625%, due 7/14/20 (a)		1,500,000	1,558,125
				2,571,925
	Dominican Republic 1.2%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,683,750

	El Salvador 2.4%
	Republic of El Salvador
	Series Reg S 7.375%, due 12/1/19 (a)		3,000,000	3,367,500
	7.65%, due 6/15/35		2,450,000	2,584,750
	8.25%, due 4/10/32 (a)		1,550,000	1,747,625
				7,699,875
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,582,250

	Ghana 1.6%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		4,500,000	5,096,250

	Indonesia 2.4%
	Republic of Indonesia
	4.875%, due 5/5/21 (a)		5,000,000	5,262,500
	6.625%, due 2/17/37 (a)		2,000,000	2,327,500
				7,590,000
	Ivory Coast 1.0%
	Ivory Coast Government International Bond 2.50%, due 12/31/32 (a)(d)		6,000,000	3,225,000

	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	687,375

	Lithuania 1.1%
	Republic of Lithuania 5.125%, due 9/14/17 (a)		3,500,000	3,609,375

	Mexico 3.1%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	10,027,760

	Netherlands 1.0%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,067,500
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		2,000,000	2,150,000
				3,217,500
	Panama 2.7%
¤	Republic of Panama
	6.70%, due 1/26/36		3,058,000	3,677,245
	9.375%, due 4/1/29		3,252,000	4,910,520
				8,587,765
	Peru 2.4%
	Republic of Peru 7.35%, due 7/21/25		6,000,000	7,620,000

	Philippines 2.9%
¤	Republic of Philippines
	4.95%, due 1/15/21	PHP	100,000,000	2,352,278
	9.50%, due 2/2/30		$4,660,000	6,966,700
				9,318,978
	Republic of Korea 1.6%
	Korea Housing Finance Corp. 3.50%, due 12/15/16 (a)		5,000,000	5,063,925

	Senegal 0.4%
	Republic of Senegal 8.75%, due 5/13/21 (a)		1,250,000	1,309,375

	South Africa 2.6%
	Eskom Holdings, Ltd. 5.75%, due 1/26/21 (a)		2,500,000	2,643,750
	Republic of South Africa 5.50%, due 3/9/20		5,000,000	5,518,750
				8,162,500
	Sri Lanka 1.5%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		4,500,000	4,657,500

	Thailand 1.2%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		3,750,000	3,721,388

	Turkey 4.6%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	4,887,500
	7.375%, due 2/5/25		6,225,000	7,392,187
	16.00%, due 3/7/12	YTL	4,050,000	2,500,459
				14,780,146
	Ukraine 3.4%
	Financing of Inrastrucural Projects State Enterprise 8.375%, due 11/3/17 (a)		$4,300,000	4,558,000
	Ukraine Government
	7.65%, due 6/11/13 (a)		3,000,000	3,165,000
	7.75%, due 9/23/20 (a)		3,000,000	3,150,000
				10,873,000
	Venezuela 3.1%
¤	Republic of Venezuela
	6.00%, due 12/9/20		7,800,000	4,914,000
	Series Reg S 9.25%, due 5/7/28		7,270,000	5,132,620
				10,046,620
	Vietnam 0.7%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,120,000

	Total Government & Federal Agencies (Cost $171,170,792)			185,917,618

	Total Long-Term Bonds (Cost $279,599,456)			302,236,988

	Short-Term Investment 3.3%
	Repurchase Agreement 3.3%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $10,560,592 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $9,950,000 and a Market Value of $10,774,238)		10,560,583	10,560,583

	Total Short-Term Investment (Cost $10,560,583)			10,560,583

	Total Investments (Cost $290,160,039) (g)		98.0%	312,797,571

	Other Assets, Less Liabilities		2.0	6,529,887
	Net Assets		100.0%	$319,327,458
		Contracts Short		Unrealized Appreciation (Depreciation) (e)
	Futures Contracts (0.0%)‡
	United States Treasury Note September 2011 (10 Year) (f)		(20)	$(78,332)

	Total Futures Contracts (Settlement Value $2,513,750)			$(78,332)
¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - The total market value of this security at July 31, 2011 is $560, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security - The total market value of this security at July 31, 2011 is $560, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Issue in default.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(f)	At July 31, 2011, cash in the amount of $26,000 is on deposit with broker for futures transactions.
(g)	At July 31, 2011, cost is $290,534,547 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$25,072,802
Gross unrealized depreciation	(2,809,778)
Net unrealized appreciation	$22,263,024

The following abbreviations are used in the above portfolio:
B$	-Brazilian Real
M$	-Mexican Peso
PHP	-Philippine Peso
YTL	-Turkish Lira

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds (b)	$—	$116,318,810	$560	$116,319,370
Government & Federal Agencies	—	185,917,618	—	185,917,618
Total Long-Term Bonds	—	302,236,428	560	302,236,988
Short-Term Investment
Repurchase Agreement	—	10,560,583	—	10,560,583
Total Investments in Securities	—	312,797,011	560	312,797,571
Other Financial Instruments
Credit Default Swaps (c)	—	338,945	—	338,945
Foreign Currency Forward Contracts (d)	—	759,875	—	759,875
Total Other Financial Instruments	—	1,098,820	—	1,098,820
Total Investments in Securities and Other Financial Instruments	$—	$313,895,831	$560	$313,896,391

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (d)	$—	$(188,312)	$—	$(188,312)
Futures Contracts Short (e)	(78,332)	—	—	(78,332)
Total Other Financial Instruments	$(78,332)	$(188,312)	$—	$(266,644)
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $560 is held in Cayman Islands within Corporate Bonds section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of credit default swaps.
(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Corporate Bonds
Cayman Islands	$-	$(4,123)	$-	$(2,041)	$-	$-	$6,724	$-	$560	$(2,040)
Total	$-	$(4,123)	$-	$(2,041)	$-	$-	$6,724	$-	$560	$(2,040)

As of July 31, 2011, the Fund held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 9/6/11	JPMorgan Chase Bank	CAD	8,000,000	USD	8,302,312	USD	64,279
Canadian Dollar vs. U.S. Dollar, expiring 10/3/11	JPMorgan Chase Bank	CAD	3,000,000		3,144,984		(9,368)
Chilean Peso vs. U.S. Dollar, expiring 8/22/11	JPMorgan Chase Bank	CLP	1,500,000,000		3,191,829		77,960
Euro vs. U.S. Dollar, expiring 8/18/11	JPMorgan Chase Bank	EUR	3,000,000		4,304,034		5,177
Indonesian Rupiah vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	IDR	64,000,000,000		7,478,383		42,566
Malaysian Ringgit vs. U.S. Dollar, expiring 8/15/11	JPMorgan Chase Bank	MYR	20,000,000		6,595,218		136,763
Norwegian Krone vs. U.S. Dollar, expiring 8/23/11	JPMorgan Chase Bank	NOK	15,000,000		2,717,785		64,599
Polish Zloty vs. U.S. Dollar, expiring 8/2/11	JPMorgan Chase Bank	PLN	10,000,000		3,620,696		(26,676)
Polish Zloty vs. U.S. Dollar, expiring 8/29/11	JPMorgan Chase Bank	PLN	12,000,000		4,333,851		(33,278)
Russian Rubles vs. U.S. Dollar, expiring 8/19/11	JPMorgan Chase Bank	RUB	75,000,000		2,651,582		57,162
Singapore Dollar vs. U.S. Dollar, expiring 8/1/11	JPMorgan Chase Bank	SGD	6,000,000		4,858,457		124,518
Singapore Dollar vs. U.S. Dollar, expiring 9/27/11	JPMorgan Chase Bank	SGD	6,000,000		4,971,414		12,159
South Korean Won vs. U.S. Dollar, expiring 9/7/11	JPMorgan Chase Bank	KRW	5,000,000,000		4,679,895		50,397
Sweden Kronor vs. U.S. Dollar, expiring 9/8/11	JPMorgan Chase Bank	SEK	20,000,000		3,140,210		32,510
Yuan Renminbi vs. U.S. Dollar, expiring 8/22/11	JPMorgan Chase Bank	CNY	50,000,000		7,739,938		25,608
			Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 9/6/11	JPMorgan Chase Bank	CAD	8,000,000		8,405,568		38,976
Euro vs. U.S. Dollar, expiring 8/18/11	JPMorgan Chase Bank	EUR	5,000,000		7,075,000		(107,018)
Polish Zloty vs. U.S. Dollar, expiring 8/2/11	JPMorgan Chase Bank	PLN	10,000,000		3,621,220		27,201
Singapore Dollar vs. U.S. Dollar, expiring 8/1/11	JPMorgan Chase Bank	SGD	6,000,000		4,971,002		(11,972)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	571,563

As of July 31, 2011, the Fund held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	1,108	USD	990	USD	1,218
Brazilian Real		BRL	996,677		621,989		642,665
Euro		EUR	69		98		100
Mexican Peso		MXN	7,238,924		605,530		616,745
Total				USD	1,228,607	USD	1,260,728

As of July 31, 2011, the Fund held the following credit default swaps:

					(Pay)/	Upfront
				Notional	Receive	Payments		Unrealized
Reference		Termination	Buy/Sell	Amount	Fixed	(Received)/		Appreciation
Entity	Counterparty	Date	Protection1	(000)2	Rate3	Paid	Value	(Depreciation)
Austria	Credit Suisse First Boston	9/20/16	Buy	$6,500	(1.00)%	$(74,364)	$(33,280)	$41,084

France	Credit Suisse First Boston	9/20/16	Buy	$6,450	(0.25)%	214,919	290,311	75,392

Italy	Credit Suisse First Boston	9/20/16	Buy	$4,000	(1.00)%	146,827	369,296	222,469
						$287,382	$626,327	$338,945

1
Buy – Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as buyer of credit event as defined under the terms of that particular swap agreement.

3
The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a  buyer of protection) annually on the notional amount of the credit default swap contract.

MainStay Government Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 99.3%†
	Asset-Backed Securities 1.7%
	Diversified Financial Services 0.6%
	Massachusetts RRB Special Purpose Trust
	Series 2001-1, Class A
	6.53%, due 6/1/15	$1,487,087	$1,570,441

	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36 (a)	49,151	49,073
	Series 2006-1, Class A3
	5.706%, due 7/25/36 (a)	350,249	352,202
			401,275
	Utilities 1.0%
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23	2,525,000	2,972,655

	Total Asset-Backed Securities
	(Cost $4,442,316)		4,944,371

	Corporate Bonds 5.9%
	Agriculture 1.6%
	Altria Group, Inc.
	9.70%, due 11/10/18	3,400,000	4,582,755

	Auto Manufacturers 1.2%
	DaimlerChrysler N.A. Holding Corp.
	6.50%, due 11/15/13	2,920,000	3,244,526

	Electric 1.1%
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	3,030,000	3,102,241

	Pipelines 0.9%
	Plains All American Pipeline, L.P./PAA Finance Corp.
	5.00%, due 2/1/21	2,300,000	2,449,707

	Real Estate Investment Trusts 1.1%
	Duke Realty, L.P.
	6.75%, due 3/15/20	2,150,000	2,457,069
	ProLogis, L.P.
	7.375%, due 10/30/19	600,000	703,950
			3,161,019
	Total Corporate Bonds
	(Cost $15,318,326)		16,540,248

	Mortgage-Backed Securities 3.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45	113,592	113,604

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
	5.405%, due 12/11/40 (b)	1,970,000	2,161,948

	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-AR6, Class 1A1
	5.922%, due 8/25/36 (c)	673,390	586,873

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5
	5.617%, due 10/15/48	710,000	770,245
	Series 2007-CD5, Class A4
	5.886%, due 11/15/44 (b)	1,464,000	1,607,865

	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28 (d)	620,000	664,588

	GE Capital Commercial Mortgage Corp.
	Series 2004-C2, Class A4
	4.893%, due 3/10/40	1,000,000	1,066,998

	Merrill Lynch Mortgage Trust
	Series 2003-KEY1, Class A4
	5.236%, due 11/12/35 (b)	950,000	1,016,208

	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	0.71%, due 2/25/42 (b)(d)(e)(f)	1,438,859	1,378,571

	RBSCF Trust
	Series 2010-MB1, Class A2
	3.686%, due 4/15/15 (d)	800,000	839,166

	Total Mortgage-Backed Securities
	(Cost $10,017,248)		10,206,066

	Municipal Bond 1.2%
	Michigan 1.2%
	Michigan Finance Authority
	Series E
	4.75%, due 8/22/11	3,250,000	3,256,598

	Total Municipal Bond
	(Cost $3,251,754)		3,256,598

	U.S. Government & Federal Agencies 86.9%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB
	6.00%, due 6/25/16	201,653	204,065

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.4%
	Series 2003-T1, Class B
	4.491%, due 11/25/12	3,865,000	4,043,322

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO
	5.00%, due 8/1/35 (g)	1,256,776	255,537
	Series 361, Class 2, IO
	6.00%, due 10/1/35 (g)	206,524	40,958
			296,495

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.7%
	2.375%, due 3/1/35 (b)	68,734	72,233
	3.50%, due 10/1/25	1,225,220	1,261,047
¤	3.50%, due 11/1/25	5,654,071	5,819,402
	4.00%, due 3/1/25	3,849,281	4,050,252
	4.00%, due 7/1/25	1,612,615	1,696,809
	4.00%, due 12/1/40	4,893,602	4,986,777
¤	4.00%, due 2/1/41	8,570,363	8,728,816
¤	4.00%, due 3/1/41	9,760,591	9,946,434
	4.00%, due 4/1/41	953,500	970,090
	4.50%, due 3/1/41	1,389,747	1,454,861
	5.00%, due 1/1/20	492,123	532,470
	5.00%, due 6/1/33	2,226,455	2,390,181
	5.00%, due 8/1/33	1,886,991	2,024,113
	5.00%, due 5/1/36	1,984,834	2,124,105
	5.00%, due 10/1/39	2,147,723	2,308,154
	5.05%, due 6/1/35 (b)	700,305	742,652
	5.50%, due 1/1/21	1,190,214	1,288,858
	5.50%, due 11/1/35	1,252,357	1,371,079
	5.50%, due 11/1/36	430,718	473,703
	5.586%, due 2/1/37 (b)	142,710	149,928
	6.50%, due 4/1/37	288,557	323,902
			52,715,866

	Federal National Mortgage Association 1.1%
	4.625%, due 5/1/13	2,990,000	3,191,840

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 50.4%
	2.059%, due 11/1/34 (b)	355,329	372,552
	2.356%, due 4/1/34 (b)	699,535	734,601
¤	3.50%, due 11/1/20	6,904,648	7,229,536
	3.50%, due 10/1/25	2,773,566	2,855,101
¤	3.50%, due 11/1/25	20,031,714	20,620,593
	4.00%, due 2/1/41	1,420,350	1,447,219
¤	4.50%, due 7/1/18	5,939,917	6,371,490
	4.50%, due 11/1/18	3,983,754	4,273,199
	4.50%, due 6/1/23	3,686,436	3,928,934
	4.50%, due 7/1/39	4,549,644	4,785,556
	4.50%, due 9/1/40	2,555,904	2,688,435
	4.50%, due 12/1/40	4,019,850	4,206,934
¤	4.50%, due 1/1/41	5,701,549	5,997,190
	5.00%, due 9/1/17	1,902,118	2,056,580
	5.00%, due 9/1/20	209,459	226,599
	5.00%, due 11/1/33	1,800,293	1,932,241
	5.00%, due 6/1/35	2,237,976	2,401,303
	5.00%, due 10/1/35	1,056,272	1,133,029
	5.00%, due 1/1/36	541,626	580,984
	5.00%, due 2/1/36	3,904,618	4,188,357
	5.00%, due 5/1/36	2,776,419	2,978,175
	5.00%, due 6/1/36	791,988	848,055
	5.00%, due 9/1/36	708,844	760,354
	5.00%, due 3/1/40	3,057,336	3,284,281
	5.00%, due 2/1/41	4,312,101	4,656,444
	5.50%, due 1/1/17	145,855	158,331
	5.50%, due 2/1/17	3,003,183	3,259,056
	5.50%, due 6/1/19	1,463,898	1,601,465
	5.50%, due 11/1/19	1,495,587	1,636,132
	5.50%, due 4/1/21	2,561,841	2,784,172
¤	5.50%, due 6/1/33	6,795,397	7,421,546
	5.50%, due 11/1/33	3,659,920	3,997,155
	5.50%, due 12/1/33	4,371,947	4,774,790
	5.50%, due 6/1/34	956,431	1,044,261
	5.50%, due 12/1/34	526,913	575,300
	5.50%, due 3/1/35	1,748,075	1,908,601
	5.50%, due 12/1/35	510,440	557,155
	5.50%, due 4/1/36	1,761,215	1,922,397
	5.50%, due 9/1/36	483,992	528,589
	5.50%, due 7/1/37	593,688	653,401
	6.00%, due 12/1/16	237,194	257,763
	6.00%, due 11/1/32	995,029	1,107,975
	6.00%, due 1/1/33	685,877	763,731
	6.00%, due 3/1/33	934,384	1,039,277
	6.00%, due 9/1/34	254,103	281,517
	6.00%, due 9/1/35	2,833,654	3,153,316
	6.00%, due 9/1/35 TBA (h)	5,300,000	5,814,887
	6.00%, due 10/1/35	627,865	700,120
	6.00%, due 6/1/36	1,707,845	1,887,826
	6.00%, due 11/1/36	2,061,728	2,286,735
	6.00%, due 4/1/37	448,768	490,452
	6.50%, due 10/1/31	511,022	580,546
	6.50%, due 2/1/37	237,230	265,057
			142,009,295

	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.3%
	4.00%, due 9/20/40	3,446,414	3,563,493
¤	4.50%, due 5/20/40	6,063,165	6,460,505
	5.00%, due 5/1/38 TBA (h)	1,500,000	1,634,297
	5.50%, due 4/1/36 TBA (h)	2,950,000	3,262,977
	6.00%, due 8/15/32	948,305	1,065,392
	6.00%, due 12/15/32	420,652	472,589
	6.50%, due 8/15/28	355,538	407,839
	6.50%, due 4/15/31	825,057	946,361
			17,813,453
	Overseas Private Investment Corporation 2.7%
¤	5.142%, due 12/15/23 (i)	6,860,904	7,733,268

	Tennessee Valley Authority 4.2%
	3.875%, due 2/15/21	2,250,000	2,377,141
	4.65%, due 6/15/35 (i)	5,605,000	5,633,720
	6.25%, due 12/15/17 (i)	2,980,000	3,671,744
			11,682,605
	United States Treasury Note 1.9%
	2.00%, due 7/15/14 T.I.P.S.(j)	4,792,920	5,271,090

	Total U.S. Government & Federal Agencies
	(Cost $234,502,759)		244,961,299

	Total Long-Term Bonds
	(Cost $267,532,403)		279,908,582

	Short-Term Investment 4.8%
	Repurchase Agreement 4.8%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $13,475,616 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $12,695,000 and a Market Value of $13,746,628)	13,475,604	13,475,604

	Total Short-Term Investment
	(Cost $13,475,604)		13,475,604
	Total Investments
	(Cost $281,008,007) (k)	104.1%	293,384,186

	Other Assets, Less Liabilities	(4.1)	(11,535,960)
	Net Assets	100.0%	$281,848,226

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2011 is $401,275, which represents 0.1% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(c)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - The total market value of this security at July 31, 2011 is $1,378,571, which represents 0.5% of the Fund's net assets.
(f)	Fair valued security - The total market value of this security at July 31, 2011 is $1,378,571, which represents 0.5% of the Fund's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2011 is $10,712,161, which represents 3.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At July 31, 2011, cost is $281,008,007 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,759,656
Gross unrealized depreciation	(383,477)
Net unrealized appreciation	$12,376,179

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,944,371	$—	$4,944,371
Corporate Bonds	—	16,540,248	—	16,540,248
Mortgage-Backed Securities (b)	—	8,827,495	1,378,571	10,206,066
Municipal Bond	—	3,256,598	—	3,256,598
U.S. Government & Federal Agencies	—	244,961,299	—	244,961,299
Total Long-Term Bonds	—	278,530,011	1,378,571	279,908,582
Short-Term Investment
Repurchase Agreement	—	13,475,604	—	13,475,604
Total Investments in Securities	$—	$292,005,615	$1,378,571	$293,384,186

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,378,571 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,412,917	$409	$729	$12,155		$(47,639	)(a)	$-	$-	$1,378,571	$9,068
Total	$1,412,917	$409	$729	$12,155	$-	$(47,639)		$-	$-	$1,378,571	$9,068

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.4%†
	Convertible Bonds 0.7%
	Health Care - Products 0.1%
	Bio Rad Labs 8.00%, due 9/15/16	$7,810,000	$8,737,438

	Holding Company - Diversified 0.4%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	30,320,000	29,223,932

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	61,533,853	6,153

	Retail 0.1%
	Sonic Automotive, Inc. 5.00%, due 10/1/29	2,500,000	3,437,500

	Telecommunications 0.1%
	NII Holdings, Inc. 3.125%, due 6/15/12	7,385,000	7,431,156

	Total Convertible Bonds (Cost $45,629,206)		48,836,179

	Corporate Bonds 81.4%
	Advertising 0.6%
	Lamar Media Corp.
	6.625%, due 8/15/15	16,883,000	17,115,141
	Series C 6.625%, due 8/15/15	2,765,000	2,796,106
	7.875%, due 4/15/18	7,490,000	7,958,125
	9.75%, due 4/1/14	9,780,000	11,308,125
			39,177,497
	Aerospace & Defense 1.0%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	4,525,000	4,706,000
	BE Aerospace, Inc. 8.50%, due 7/1/18	9,750,000	10,761,562
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	14,700,000	15,141,000
	TransDigm, Inc. 7.75%, due 12/15/18 (f)	32,500,000	34,612,500
			65,221,062
	Airlines 0.0%‡
	Northwest Airlines, Inc. Series 2001-1, Class 1B 7.691%, due 10/1/18	3,009,681	3,039,778
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (c)(e)(g)	11,810,900	26,575
	7.875%, due 12/31/49 (c)(e)(g)	8,723,000	8,723
	8.70%, due 3/15/49 (c)(e)(g)	445,000	445
	8.875%, due 6/1/49 (c)(e)(g)	5,229,300	5,229
	9.875%, due 3/15/37 (c)(e)(g)	18,534,200	18,534
	10.00%, due 2/1/49 (c)(e)(g)	14,683,200	14,683
			3,113,967
	Apparel 0.4%
	Hanesbrands, Inc. 8.00%, due 12/15/16	11,920,000	13,097,100
	Unifi, Inc. 11.50%, due 5/15/14	15,646,000	16,154,495
			29,251,595
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.50%, due 8/1/18	2,645,000	2,823,239
	Oshkosh Corp.
	8.25%, due 3/1/17	9,144,000	9,875,520
	8.50%, due 3/1/20	2,010,000	2,185,875
			14,884,634
	Auto Parts & Equipment 2.9%
	Affinia Group, Inc. 9.00%, due 11/30/14	17,230,000	17,488,450
	Allison Transmission, Inc. 7.125%, due 5/15/19 (f)	14,105,000	13,822,900
	Cooper Tire & Rubber Co. 7.625%, due 3/15/27	3,070,000	2,974,063
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	13,020,000	13,817,475
	Dana Holding Corp.
	6.50%, due 2/15/19	14,305,000	14,483,812
	6.75%, due 2/15/21	5,345,000	5,431,856
	Delphi Corp. 5.875%, due 5/15/19 (f)	24,780,000	24,965,850
	Exide Technologies 8.625%, due 2/1/18 (f)	9,265,000	9,450,300
	FleetPride Corp. 11.50%, due 10/1/14 (f)	20,015,000	20,015,000
	Lear Corp. 8.125%, due 3/15/20	3,145,000	3,443,775
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (b)(e)(g)	15,444,000	23,166
	Tenneco, Inc.
	6.875%, due 12/15/20	13,390,000	13,858,650
	7.75%, due 8/15/18	1,300,000	1,387,750
	8.125%, due 11/15/15	10,691,000	11,225,550
	Titan International, Inc. 7.875%, due 10/1/17 (f)	4,480,000	4,771,200
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (f)	17,995,000	19,704,525
	8.875%, due 12/1/17 (f)	11,595,000	12,928,425
			189,792,747
	Banks 2.0%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	11,960,000	11,302,200
	6.25%, due 12/1/17	2,180,000	2,221,209
	6.75%, due 12/1/14	25,437,000	26,632,209
	7.50%, due 9/15/20	7,192,000	7,551,600
	8.30%, due 2/12/15	39,171,000	42,892,245
	CapitalSource, Inc. 12.75%, due 7/15/14 (f)	17,975,000	21,704,812
	GMAC, Inc. 8.00%, due 11/1/31	1,748,000	1,872,545
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	7,405,000	7,543,844
	10.25%, due 4/15/17 (f)	12,155,000	13,279,337
			135,000,001
	Beverages 0.7%
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	10,815,131
	8.375%, due 11/15/17	32,284,000	34,221,040
			45,036,171
	Building Materials 1.7%
	Building Materials Corp. of America
	6.875%, due 8/15/18 (f)	17,498,000	18,022,940
	7.00%, due 2/15/20 (f)	8,265,000	8,657,588
	7.50%, due 3/15/20 (f)	14,915,000	15,735,325
	CRH America, Inc. 5.625%, due 9/30/11	2,318,000	2,335,202
¤	Texas Industries, Inc. 9.25%, due 8/15/20	54,575,000	53,688,156
	USG Corp. 9.75%, due 8/1/14 (f)	11,270,000	11,777,150
			110,216,361
	Chemicals 2.3%
	CF Industries, Inc.
	6.875%, due 5/1/18	9,615,000	10,973,119
	7.125%, due 5/1/20	10,955,000	12,844,738
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	23,240,000	25,215,400
	Huntsman International LLC 5.50%, due 6/30/16	11,846,000	11,727,540
	Nalco Co. 8.25%, due 5/15/17	2,390,000	2,688,750
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (f)	13,610,000	14,154,400
	Olin Corp. 8.875%, due 8/15/19	13,378,000	14,782,690
¤	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	48,430,000	50,669,887
	PolyOne Corp. 7.375%, due 9/15/20	726,000	773,190
	Westlake Chemical Corp. 6.625%, due 1/15/16	8,035,000	8,276,050
			152,105,764
	Coal 1.2%
	Arch Coal, Inc.
	7.25%, due 10/1/20	7,475,000	7,820,719
	8.75%, due 8/1/16	4,240,000	4,706,400
	Consol Energy, Inc. 8.00%, due 4/1/17	30,785,000	33,940,462
	Peabody Energy Corp.
	6.50%, due 9/15/20	21,655,000	23,387,400
	7.375%, due 11/1/16	2,185,000	2,474,513
	7.875%, due 11/1/26	7,080,000	8,018,100
			80,347,594
	Commercial Services 2.9%
	Cenveo Corp. 8.875%, due 2/1/18	6,105,000	5,906,588
	Corrections Corp. of America
	6.25%, due 3/15/13	2,339,000	2,341,924
	7.75%, due 6/1/17	6,990,000	7,592,887
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(e)(g)	21,941,051	1,579,756
	Ford Holdings LLC 9.30%, due 3/1/30	18,155,000	23,088,621
	Ford Holdings, Inc. 9.375%, due 3/1/20	750,000	884,436
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19 (f)	17,970,000	17,880,150
	iPayment, Inc. 10.25%, due 5/15/18 (f)	10,000,000	10,100,000
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (f)	27,015,000	26,474,700
	Lender Processing Services, Inc. 8.125%, due 7/1/16	17,621,000	17,885,315
	PHH Corp. 9.25%, due 3/1/16	12,385,000	13,561,575
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (b)(e)(g)	460,000	23,920
	9.75%, due 1/15/49 (b)(e)(g)	26,020,000	1,353,040
	Rent-A-Center, Inc. 6.625%, due 11/15/20	9,300,000	9,416,250
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	18,665,000	19,224,950
	Speedy Cash, Inc. 10.75%, due 5/15/18 (f)	7,015,000	7,242,988
	Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (f)(h)	14,915,000	14,653,987
	Valassis Communications, Inc. 6.625%, due 2/1/21	13,300,000	13,300,000
			192,511,087
	Computers 0.5%
	iGate Corp. 9.00%, due 5/1/16 (f)	3,905,000	3,905,000
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	8,070,000	8,211,225
	10.625%, due 5/15/15	19,260,000	20,945,250
			33,061,475
	Distribution & Wholesale 0.7%
	ACE Hardware Corp. 9.125%, due 6/1/16 (f)	20,618,000	21,958,170
	American Tire Distributors, Inc. 9.75%, due 6/1/17	24,925,000	26,638,594
			48,596,764
	Diversified Financial Services 0.2%
	Community Choice Financial, Inc. 10.75%, due 5/1/19 (f)	13,105,000	13,465,388

	Electric 4.3%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	16,046,962	10,390,408
¤	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (f)	49,185,000	53,119,800
	Calpine Corp. 7.25%, due 10/15/17 (f)	44,314,000	45,421,850
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	39,425,000	41,599,052
	GenOn Energy, Inc. 9.50%, due 10/15/18	22,300,000	23,359,250
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (f)	5,925,000	6,605,913
	PNM Resources, Inc. 9.25%, due 5/15/15	10,345,000	11,586,400
	Public Service Co. of New Mexico 7.95%, due 5/15/18	9,965,000	11,480,856
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	6,425,000	6,874,750
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,625,000	4,810,000
	7.875%, due 6/15/17	66,835,000	67,169,175
			282,417,454
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	12,843,250
	9.25%, due 6/15/19	15,000,000	16,631,250
			29,474,500
	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 7.625%, due 4/1/19	17,700,000	16,815,000

	Engineering & Construction 0.4%
	New Enterprise Stone & Lime Co. 11.00%, due 9/1/18 (f)	27,285,000	25,306,837

	Entertainment 3.4%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	12,255,000	12,775,837
	Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, due 7/1/19 (f)	1,955,000	1,940,338
	FireKeepers Development Authority 13.875%, due 5/1/15 (f)	2,410,000	2,776,923
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	28,570,000	31,955,487
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	31,736,000	32,212,040
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	3,940,000	3,299,750
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	26,885,000	29,069,406
	Peninsula Gaming LLC
	8.375%, due 8/15/15	9,095,000	9,617,963
	8.375%, due 8/15/15 (f)	1,000,000	1,057,500
	10.75%, due 8/15/17	10,260,000	11,209,050
	Penn National Gaming, Inc. 6.75%, due 3/1/15	22,810,000	23,408,762
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	6,157,000	6,341,710
	8.625%, due 8/1/17	7,020,000	7,634,250
	Production Resource Group, Inc. 8.875%, due 5/1/19 (f)	3,091,000	3,129,638
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	11,035,000	12,028,150
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(e)	1,176,912	823,839
	Vail Resorts, Inc. 6.50%, due 5/1/19 (f)	12,590,000	12,889,012
	WM Finance Corp.
	9.50%, due 6/15/16 (f)	5,000,000	5,306,250
	11.50%, due 10/1/18 (f)	14,125,000	14,160,312
			221,636,217
	Environmental Controls 0.1%
	Clean Harbors, Inc. 7.625%, due 8/15/16	8,658,000	9,199,125

	Finance - Auto Loans 2.5%
	Credit Acceptance Corp.
	9.125%, due 2/1/17	4,000,000	4,240,000
	9.125%, due 2/1/17 (f)	7,700,000	8,142,750
¤	Ford Motor Credit Co. LLC
	6.625%, due 8/15/17	3,065,000	3,357,217
	7.00%, due 4/15/15	7,575,000	8,294,625
	7.25%, due 10/25/11	22,690,000	22,967,930
	7.50%, due 8/1/12	11,930,000	12,495,494
	8.00%, due 6/1/14	29,375,000	32,650,136
	8.125%, due 1/15/20	5,910,000	7,011,819
	9.875%, due 8/10/11	6,000,000	6,008,376
	12.00%, due 5/15/15	24,945,000	31,319,795
	General Motors Financial Co., Inc. 6.75%, due 6/1/18 (f)	30,400,000	31,008,000
			167,496,142
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	10,130,000	11,098,965
	8.45%, due 6/15/18	13,660,000	15,272,699
			26,371,664
	Finance - Investment Banker/Broker 0.5%
	E*Trade Financial Corp. 6.75%, due 6/1/16	12,000,000	12,660,000
	Oppenheimer Holdings, Inc. 8.75%, due 4/15/18 (f)	16,695,000	17,488,012
			30,148,012
	Finance - Other Services 0.6%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (f)	28,512,000	29,795,040
	SquareTwo Financial Corp. 11.625%, due 4/1/17	12,475,000	12,880,437
			42,675,477
	Food 2.2%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	17,678,000	18,561,900
	American Stores Co. 8.00%, due 6/1/26	22,029,000	20,266,680
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	14,501,696	15,299,289
	B&G Foods, Inc. 7.625%, due 1/15/18	10,895,000	11,657,650
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,010,000	3,130,400
	Smithfield Foods, Inc. 10.00%, due 7/15/14	11,397,000	13,320,244
	Stater Brothers Holdings, Inc. 7.375%, due 11/15/18 (f)	5,260,000	5,463,825
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (b)(e)	23,700,000	23,759,250
	7.75%, due 3/1/18	8,120,000	8,678,250
	Tyson Foods, Inc. 10.50%, due 3/1/14	22,683,000	27,049,478
			147,186,966
	Forest Products & Paper 1.3%
	ABI Escrow Corp. 10.25%, due 10/15/18 (f)	21,288,000	23,257,140
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,145,250
	Georgia-Pacific Corp.
	7.125%, due 1/15/17 (f)	6,845,000	7,359,559
	7.25%, due 6/1/28	2,370,000	2,745,057
	7.75%, due 11/15/29	1,174,000	1,412,294
	8.875%, due 5/15/31	29,615,000	38,500,477
	Georgia-Pacific LLC
	8.25%, due 5/1/16 (f)	675,000	768,305
	9.50%, due 12/1/11	3,000,000	3,069,879
			87,257,961
	Health Care - Products 1.6%
	Alere, Inc. 8.625%, due 10/1/18	7,230,000	7,446,900
	Biomet, Inc.
	10.00%, due 10/15/17	12,100,000	13,189,000
	10.375%, due 10/15/17 (h)	4,990,000	5,439,100
	11.625%, due 10/15/17	14,080,000	15,505,600
	Hanger Orthopedic Group, Inc. 7.125%, due 11/15/18	17,380,000	17,814,500
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	15,789,900
	Universal Hospital Services, Inc.
	3.778%, due 6/1/15 (a)	930,000	878,850
	8.50%, due 6/1/15 (f)(h)	20,000,000	20,650,000
	8.50%, due 6/1/15	6,625,000	6,840,312
			103,554,162
	Health Care - Services 4.1%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	8,735,000	8,254,575
	American Renal Holdings Co., Inc.
	8.375%, due 5/15/18	13,150,000	13,610,250
	9.75%, due 3/1/16 (f)(h)	7,175,000	7,533,750
	Capella Healthcare, Inc. 9.25%, due 7/1/17 (f)	6,857,000	7,251,277
	Centene Corp. 5.75%, due 6/1/17	13,540,000	13,472,300
	Community Health Systems, Inc. 8.875%, due 7/15/15	12,900,000	13,335,375
	DaVita, Inc.
	6.375%, due 11/1/18	14,650,000	14,961,312
	6.625%, due 11/1/20	6,850,000	6,987,000
	Gentiva Health Services, Inc. 11.50%, due 9/1/18	4,640,000	4,802,400
	HCA Holdings, Inc. 7.75%, due 5/15/21 (f)	3,315,000	3,373,013
¤	HCA, Inc.
	5.75%, due 3/15/14	9,524,000	9,690,670
	6.30%, due 10/1/12	6,899,000	7,071,475
	6.375%, due 1/15/15	11,085,000	11,306,700
	6.50%, due 2/15/16	8,300,000	8,486,750
	6.75%, due 7/15/13	5,930,000	6,182,025
	7.19%, due 11/15/15	5,697,000	5,739,728
	7.50%, due 2/15/22	11,915,000	12,093,725
	8.50%, due 4/15/19	15,775,000	17,391,937
	9.00%, due 12/15/14	1,595,000	1,730,575
	9.625%, due 11/15/16 (h)	4,565,000	4,884,550
	9.875%, due 2/15/17	2,369,000	2,659,203
	HealthSouth Corp.
	7.75%, due 9/15/22	2,270,000	2,417,550
	8.125%, due 2/15/20	2,635,000	2,852,388
	INC Research LLC 11.50%, due 7/15/19 (f)	18,215,000	18,215,000
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	27,380,000	29,365,050
	Res-Care, Inc. 10.75%, due 1/15/19	12,395,000	13,169,687
	Select Medical Corp. 7.625%, due 2/1/15	2,642,000	2,582,555
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	9,990,000	10,252,237
	8.00%, due 2/1/18	12,755,000	13,073,875
			272,746,932
	Holding Companies - Diversified 0.6%
	Leucadia National Corp. 8.125%, due 9/15/15	14,255,000	15,680,500
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	22,484,000	24,001,670
			39,682,170
	Home Builders 0.2%
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (f)	13,025,000	12,992,438

	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (f)	6,629,000	7,407,908

	Household Products & Wares 1.1%
	Central Garden and Pet Co. 8.25%, due 3/1/18	18,075,000	18,617,250
	Diversey, Inc. 8.25%, due 11/15/19	500,000	587,500
	Jarden Corp.
	6.125%, due 11/15/22	4,690,000	4,725,175
	7.50%, due 5/1/17	19,505,000	20,407,106
	Prestige Brands, Inc. 8.25%, due 4/1/18 (f)	1,151,000	1,211,428
	Spectrum Brands, Inc. 9.50%, due 6/15/18	23,717,000	26,385,162
			71,933,621
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15	23,221,000	25,194,785

	Insurance 0.7%
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (f)	11,836,000	11,983,950
	Ironshore Holdings (US), Inc. 8.50%, due 5/15/20 (f)	16,890,000	18,631,021
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (b)(c)(e)(f)	8,525,000	85,250
	8.45%, due 12/1/97 (b)(c)(e)(f)	2,575,000	25,750
	9.15%, due 7/1/26 (b)(c)(e)(f)	42,123,000	421,230
	USI Holdings Corp.
	4.153%, due 11/15/14 (a)(f)	1,675,000	1,536,813
	9.75%, due 5/15/15 (f)	11,100,000	10,989,000
			43,673,014
	Internet 0.5%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	10,085,000	10,614,462
	Expedia, Inc. 8.50%, due 7/1/16 (f)	20,264,000	22,184,602
			32,799,064
	Investment Management/Advisory Services 0.4%
	Janus Capital Group, Inc.
	5.875%, due 9/15/11	2,020,000	2,027,579
	6.70%, due 6/15/17	19,105,000	21,164,328
			23,191,907
	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,799,498
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	2,460,000	2,508,944
	9.375%, due 6/1/19	7,475,000	9,710,563
	Ryerson, Inc.
	7.629%, due 11/1/14 (a)(f)	1,040,000	1,021,800
	7.629%, due 11/1/14 (a)	3,235,000	3,178,388
	12.00%, due 11/1/15	20,409,000	21,684,562
			45,903,755
	Leisure Time 0.4%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	11,240,000	13,544,200
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (f)	250,000	261,399
	6.80%, due 6/15/18 (f)	9,900,000	11,483,099
			25,288,698
	Lodging 1.1%
	Eldorado Resorts LLC/Eldorado Capital Corp. 8.625%, due 6/15/19 (f)	11,400,000	10,944,000
	Majestic Star Casino LLC 9.50%, due 10/15/10 (c)	7,690,000	3,297,088
	MGM Mirage, Inc. 13.00%, due 11/15/13	5,364,000	6,396,570
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (f)(h)	11,740,000	11,064,951
	San Pasqual Casino 8.00%, due 9/15/13 (f)	250,000	247,500
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.747%, due 3/15/14 (a)(f)	17,475,000	16,601,250
	Sheraton Holding Corp. 7.375%, due 11/15/15	1,490,000	1,698,600
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	1,755,000	1,860,300
	6.75%, due 5/15/18	12,405,000	13,862,587
	7.875%, due 5/1/12	7,615,000	7,957,675
			73,930,521
	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16	7,415,000	8,508,713

	Machinery - Diversified 0.1%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,421,700

	Media 3.3%
	AMC Networks, Inc. 7.75%, due 7/15/21 (f)	8,305,000	8,741,013
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/1/19	16,260,000	16,910,400
	7.25%, due 10/30/17	5,405,000	5,702,275
	7.875%, due 4/30/18	6,875,000	7,390,625
	Charter Communications Operating LLC 8.00%, due 4/30/12 (f)	42,854,000	44,568,160
	Charter Communications Operating LLC/Charter Communications Operating Capital 10.875%, due 9/15/14 (f)	410,000	452,025
	Crown Media Holdings, Inc. 10.50%, due 7/15/19 (f)	20,365,000	20,874,125
	CSC Holdings, Inc.
	6.75%, due 4/15/12	10,745,000	11,040,488
	8.50%, due 4/15/14	7,185,000	8,011,275
	DISH DBS Corp. 6.75%, due 6/1/21 (f)	27,465,000	28,357,612
	Morris Publishing Group LLC 10.00%, due 9/1/14 (b)(h)	6,411,434	5,946,605
	Nielsen Finance LLC
	7.75%, due 10/15/18 (f)	30,638,000	32,476,280
	11.50%, due 5/1/16	848,000	985,800
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (f)	23,645,000	24,236,125
			215,692,808
	Metal Fabricate & Hardware 0.5%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	17,140,000	16,368,700
	8.75%, due 9/1/20	13,000,000	14,170,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (b)(h)	5,152,521	5,055,911
			35,594,611
	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	22,905,000	25,023,713
	Vulcan Materials Co. 6.50%, due 12/1/16	20,240,000	20,159,647
			45,183,360
	Miscellaneous - Manufacturing 1.8%
	Actuant Corp. 6.875%, due 6/15/17	15,850,000	16,167,000
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	31,385,000	33,032,712
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	13,005,850
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	23,098,750
	SPX Corp.
	6.875%, due 9/1/17 (f)	25,425,000	27,268,313
	7.625%, due 12/15/14	5,235,000	5,810,850
			118,383,475
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	18,500,000	19,702,500

	Oil & Gas 9.4%
	Berry Petroleum Co.
	6.75%, due 11/1/20	7,800,000	7,995,000
	10.25%, due 6/1/14	9,915,000	11,327,888
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	16,170,000	17,301,900
	Calumet Specialty Products Partners, L.P. 9.375%, due 5/1/19 (f)	16,790,000	17,209,750
	Chesapeake Energy Corp. 6.50%, due 8/15/17	30,590,000	33,266,625
	Comstock Resources, Inc. 7.75%, due 4/1/19	1,390,000	1,445,600
¤	Concho Resources, Inc./Midland TX
	6.50%, due 1/15/22	34,530,000	36,083,850
	7.00%, due 1/15/21	6,525,000	7,030,688
	8.625%, due 10/1/17	8,441,000	9,285,100
	Continental Resources, Inc.
	7.125%, due 4/1/21	8,775,000	9,389,250
	7.375%, due 10/1/20	15,775,000	16,997,562
	Denbury Resources, Inc.
	8.25%, due 2/15/20	23,900,000	26,409,500
	9.75%, due 3/1/16	6,980,000	7,800,150
	Forest Oil Corp. 8.00%, due 12/15/11	13,785,000	14,026,237
	Frontier Oil Corp.
	6.875%, due 11/15/18	8,390,000	8,956,325
	8.50%, due 9/15/16	13,825,000	14,827,312
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 7.75%, due 11/1/15 (f)	27,256,000	28,141,820
	Holly Corp. 9.875%, due 6/15/17	18,512,000	20,779,720
	Linn Energy LLC 9.875%, due 7/1/18	2,906,000	3,283,780
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (f)	11,580,000	11,565,525
	11.75%, due 5/15/17	8,710,000	10,179,813
	Newfield Exploration Co.
	6.625%, due 9/1/14	13,765,174	13,971,652
	6.625%, due 4/15/16	11,040,000	11,385,000
	7.125%, due 5/15/18	12,520,000	13,396,400
	Oasis Petroleum, Inc. 7.25%, due 2/1/19 (f)	18,840,000	19,405,200
	Penn Virginia Corp.
	7.25%, due 4/15/19	9,295,000	9,411,188
	10.375%, due 6/15/16	11,560,000	12,918,300
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	15,995,000	18,594,187
	7.875%, due 6/1/15	8,390,000	9,082,175
	10.50%, due 8/1/14	7,425,000	8,445,938
	Petroquest Energy, Inc. 10.00%, due 9/1/17	34,035,000	36,077,100
	Pioneer Drilling Co. 9.875%, due 3/15/18	13,275,000	14,237,437
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	3,265,000	3,387,438
	10.00%, due 3/1/16	19,230,000	21,729,900
	Range Resources Corp.
	7.25%, due 5/1/18	2,500,000	2,668,750
	8.00%, due 5/15/19	11,655,000	12,878,775
	SM Energy Co. 6.625%, due 2/15/19 (f)	13,420,000	13,822,600
	Stone Energy Corp.
	6.75%, due 12/15/14	13,375,000	13,274,687
	8.625%, due 2/1/17	10,470,000	10,941,150
	W&T Offshore, Inc. 8.50%, due 6/15/19 (f)	19,480,000	20,234,850
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	12,970,000	13,359,100
	7.00%, due 2/1/14	27,634,000	29,672,007
			622,197,229
	Oil & Gas Services 0.5%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15	13,084,000	13,541,940
	Complete Production Services, Inc. 8.00%, due 12/15/16	15,290,000	16,054,500
			29,596,440
	Packaging & Containers 1.8%
	AEP Industries, Inc. 8.25%, due 4/15/19 (f)	9,770,000	9,843,275
	Ball Corp.
	6.75%, due 9/15/20	5,830,000	6,238,100
	7.125%, due 9/1/16	10,625,000	11,647,656
	7.375%, due 9/1/19	10,356,000	11,391,600
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (f)	13,100,000	13,394,750
	Greif, Inc.
	6.75%, due 2/1/17	170,000	179,350
	7.75%, due 8/1/19	8,100,000	8,849,250
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,364,175
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	35,895,000	40,920,300
	Silgan Holdings, Inc. 7.25%, due 8/15/16	8,740,000	9,329,950
			117,158,406
	Pharmaceuticals 2.7%
	BioScrip, Inc. 10.25%, due 10/1/15	3,785,000	3,955,325
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	24,880,575	25,378,186
	Endo Pharmaceuticals Holdings, Inc.
	7.00%, due 7/15/19 (f)	8,610,000	9,018,975
	7.25%, due 1/15/22 (f)	4,165,000	4,373,250
	Giant Funding Corp. 8.25%, due 2/1/18 (f)	25,650,000	26,996,625
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	22,750,000	23,205,000
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	15,860,000	17,406,350
	7.875%, due 7/15/20 (f)	12,120,000	13,453,200
	NBTY, Inc. 9.00%, due 10/1/18	9,405,000	10,051,594
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (f)	22,200,000	21,756,000
	6.75%, due 10/1/17 (f)	7,875,000	7,697,813
	6.75%, due 8/15/21 (f)	10,865,000	10,267,425
	7.00%, due 10/1/20 (f)	2,760,000	2,663,400
			176,223,143
	Pipelines 1.7%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	2,555,000	3,187,623
	9.625%, due 11/1/21	16,206,000	23,542,440
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	9,401,610	9,801,743
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	17,395,000	17,829,875
	7.75%, due 6/1/18	29,645,000	30,830,800
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.75%, due 11/1/20	21,170,000	22,519,587
	8.75%, due 4/15/18	5,688,000	6,228,360
			113,940,428
	Real Estate Investment Trusts 1.2%
	Host Hotels & Resorts, Inc. 6.00%, due 11/1/20	1,330,000	1,361,587
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19 (f)	6,680,000	6,755,150
	Host Marriott, L.P.
	6.375%, due 3/15/15	2,185,000	2,228,700
	Series Q 6.75%, due 6/1/16	36,455,000	37,594,219
	Sabra Health Care, L.P./Sabra Capital Corp. 8.125%, due 11/1/18	11,951,000	12,085,449
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	3,852,965
	7.375%, due 10/1/19	6,670,000	7,767,435
	7.375%, due 3/15/32	1,655,000	1,779,284
	8.50%, due 1/15/25	4,130,000	5,117,210
			78,541,999
	Retail 4.1%
	Academy, Ltd./Academy Finance Corp. 9.25%, due 8/1/19 (f)	1,290,000	1,309,350
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16	2,925,000	3,038,344
	AmeriGas Partners, L.P./AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,057,562
	6.50%, due 5/20/21	3,700,000	3,792,500
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	12,653,000	12,621,368
	8.375%, due 11/15/20 (f)	32,770,000	33,507,325
	AutoNation, Inc. 6.75%, due 4/15/18	20,176,000	21,689,200
	DineEquity, Inc. 9.50%, due 10/30/18	37,215,000	40,889,981
	Dunkin' Brands, Inc. 9.625%, due 12/1/18 (f)	15,256,000	15,389,337
	HSN, Inc. 11.25%, due 8/1/16	23,375,000	26,530,625
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	16,185,000	16,791,937
	Limited Brands, Inc.
	6.625%, due 4/1/21	12,715,000	13,160,025
	8.50%, due 6/15/19	3,395,000	3,904,250
	Penske Auto Group, Inc. 7.75%, due 12/15/16	22,265,000	23,266,925
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,022,825
	Roadhouse Financing, Inc. 10.75%, due 10/15/17	3,015,000	3,143,138
	Sally Holdings LLC 9.25%, due 11/15/14	8,690,000	9,059,325
	Sonic Automotive, Inc.
	8.625%, due 8/15/13	1,970,000	1,970,197
	9.00%, due 3/15/18	14,365,000	15,155,075
			269,299,289
	Semiconductors 0.2%
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19 (f)	15,760,000	15,050,800

	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18 (f)	8,775,000	9,038,250
	7.125%, due 3/15/21 (f)	8,530,000	8,807,225
			17,845,475
	Software 0.3%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	10,800,000	11,515,500
	7.875%, due 7/15/20	3,565,000	3,805,638
	SS&C Technologies, Inc. 11.75%, due 12/1/13	5,018,000	5,118,360
			20,439,498
	Storage & Warehousing 0.1%
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,467,113

	Telecommunications 5.5%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	13,584,000	12,259,560
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	33,700,000	36,859,375
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	26,765,000	27,266,912
	Crown Castle International Corp.
	7.125%, due 11/1/19	26,105,000	27,834,456
	9.00%, due 1/15/15	10,080,000	11,037,600
	DigitalGlobe, Inc. 10.50%, due 5/1/14	9,965,000	11,011,325
	EH Holding Corp.
	6.50%, due 6/15/19 (f)	13,430,000	13,816,112
	7.625%, due 6/15/21 (f)	18,250,000	18,797,500
	GCI, Inc.
	6.75%, due 6/1/21 (f)	10,275,000	10,429,125
	8.625%, due 11/15/19	27,521,000	30,273,100
	Lucent Technologies, Inc. 6.50%, due 1/15/28	11,745,000	10,570,500
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	18,040,000	18,085,100
	7.875%, due 9/1/18	11,274,000	11,992,718
	Nextel Communications, Inc.
	5.95%, due 3/15/14	6,695,000	6,715,922
	6.875%, due 10/31/13	13,440,000	13,498,800
	7.375%, due 8/1/15	4,800,000	4,800,000
	NII Capital Corp.
	7.625%, due 4/1/21	21,755,000	22,842,750
	8.875%, due 12/15/19	800,000	880,000
	10.00%, due 8/15/16	7,095,000	8,176,988
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	14,955,000	16,151,400
	Sprint Capital Corp.
	6.875%, due 11/15/28	26,486,000	25,161,700
	8.75%, due 3/15/32	11,353,000	12,289,623
	Sprint Nextel Corp. 9.25%, due 4/15/22	13,690,000	14,648,300
			365,398,866
	Transportation 1.2%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (f)(h)	3,230,000	3,472,250
	Florida East Coast Railway Corp. 8.125%, due 2/1/17 (f)	38,149,000	40,056,450
	KAR Holdings, Inc. 4.254%, due 5/1/14 (a)	11,780,000	11,544,400
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	20,430,000	20,838,600
			75,911,700
	Total Corporate Bonds (Cost $5,061,920,549)		5,373,623,990

	Loan Assignments & Participations 1.8% (i)
	Auto Manufacturers 0.3%
	Ford Motor Co. Term Loan B1 2.94%, due 12/16/13	15,949,113	15,926,195

	Auto Parts & Equipment 0.1%
	FleetPride Corp. Term Loan 2.719%, due 6/6/13	7,684,375	7,626,742

	Banks 0.3%
	Virtu Financial LLC First Lien Term Loan 7.50%, due 7/8/16	22,730,000	22,445,875

	Commercial Services 0.1%
	Lender Processing Services, Inc.
	Revolver 1.152%, due 7/2/13 (j)	2,214,286	2,125,714
	Term Loan A 2.187%, due 7/2/13	5,566,500	5,545,347
			7,671,061
	Health Care - Services 0.4%
¤	HCA, Inc. Term Loan B 2.496%, due 11/18/13	12,448,111	12,333,527
	Sun Healthcare Group, Inc. New Term Loan B 7.50%, due 10/15/16	14,809,333	14,698,263
			27,031,790
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (b)(c)(e)	5,772,379	38,675

	Media 0.2%
	Nielsen Finance LLC Class A Term Loan 2.186%, due 8/9/13	15,556,573	15,320,440

	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (b)(e)	18,600,000	18,600,000

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 3.686%, due 10/10/14	7,710,396	6,079,647

	Total Loan Assignments & Participations (Cost $128,234,338)		120,740,425

	Yankee Bonds 10.5% (k)
	Auto Manufacturers 0.5%
	Jaguar Land Rover PLC
	7.75%, due 5/15/18 (f)	12,220,000	12,403,300
	8.125%, due 5/15/21 (f)	18,940,000	19,176,750
			31,580,050
	Auto Parts & Equipment 0.2%
	International Automotive Components Group SL 9.125%, due 6/1/18 (f)	13,000,000	13,357,500

	Chemicals 1.2%
¤	Nova Chemicals Corp.
	3.542%, due 11/15/13 (a)	22,500,000	22,387,500
	6.50%, due 1/15/12	8,385,000	8,531,738
	8.375%, due 11/1/16	13,850,000	15,373,500
	8.625%, due 11/1/19	27,935,000	31,636,387
			77,929,125
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	23,490,000	25,897,725

	Computers 0.5%
	Seagate HDD Cayman
	7.00%, due 11/1/21 (f)	10,110,000	10,211,100
	7.75%, due 12/15/18 (f)	19,010,000	19,960,500
			30,171,600
	Diversified Financial Services 0.5%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	34,850,000	33,804,500

	Entertainment 0.3%
	MU Finance PLC 8.375%, due 2/1/17 (f)	21,670,000	22,970,200

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (f)	10,805,000	12,263,675

	Health Care - Products 0.5%
	DJO Finance LLC/DJO Finance Corp.
	9.75%, due 10/15/17 (f)	11,830,000	12,007,450
	10.875%, due 11/15/14	20,197,000	21,636,036
			33,643,486
	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,461,382
	7.75%, due 7/15/37	4,810,000	4,854,368
	8.30%, due 4/15/26	5,395,000	6,083,289
			21,399,039
	Iron & Steel 0.2%
	APERAM 7.75%, due 4/1/18 (f)	13,035,000	13,100,175

	Media 1.4%
	Quebecor Media, Inc. 7.75%, due 3/15/16	39,000,000	40,365,000
¤	Videotron Ltee
	6.375%, due 12/15/15	2,200,000	2,260,500
	6.875%, due 1/15/14	8,715,000	8,813,044
	9.125%, due 4/15/18	35,235,000	39,595,331
			91,033,875
	Mining 0.4%
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,793,969
	8.75%, due 12/15/20	9,050,000	10,068,125
			26,862,094
	Miscellaneous - Manufacturing 0.1%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	6,810,000	7,208,208

	Oil & Gas 0.8%
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (f)	45,500,000	47,957,000
	Precision Drilling Corp. 6.50%, due 12/15/21 (f)	6,185,000	6,308,700
			54,265,700
	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	27,190,000	27,257,975

	Pharmaceuticals 0.6%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	18,590,000	19,147,700
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, due 9/15/18 (f)	19,250,000	19,442,500
			38,590,200
	Telecommunications 2.0%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (f)	4,400,000	4,669,500
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19 (f)	16,520,000	16,726,500
	7.50%, due 4/1/21 (f)	13,280,000	13,479,200
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (f)	23,755,000	23,755,000
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17 (f)	17,450,000	17,886,250
	Virgin Media Finance PLC
	8.375%, due 10/15/19	14,815,000	16,553,901
	9.50%, due 8/15/16	10,315,000	11,604,375
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	21,913,000	24,104,300
			128,779,026
	Total Yankee Bonds (Cost $648,708,583)		690,114,153

	Total Long-Term Bonds (Cost $5,884,492,676)		6,233,314,747

		Shares	Value
	Common Stocks 0.1%
	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(e)(g)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(e)(g)	717,799	4,191,946

	Total Common Stocks (Cost $11,850,140)		4,347,020

	Preferred Stocks 0.4%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (b)(f)	17,213	20,369,434

	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	354,600	9,084,852

	Total Preferred Stocks (Cost $24,424,789)		29,454,286

	Number of Warrants	Value
Warrants 0.0%‡
Food 0.0%‡
ASG Corp. Expires 5/15/18 (b)(g)	12,510	1,563,750

Media 0.0%‡
ION Media Networks, Inc.
Unsecured Debt Expires 12/19/12 (b)(e)(g)	1,126	11
Second Lien Expires 12/19/12 (b)(e)(g)	1,141	11
		22
Total Warrants (Cost $3,435)		1,563,772

	Principal Amount	Value
Short-Term Investment 3.8%
Repurchase Agreement 3.8%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $249,421,325 (Collateralized by a United States Treasury Bill with a rate of 0.293% and a maturity dates of 8/4/11, with a Principal Amount of $254,420,000 and a Market Value of $254,411,859)	$249,421,117	249,421,117

Total Short-Term Investment (Cost $249,421,117)		249,421,117

Total Investments (Cost $6,170,192,157) (l)	98.7%	6,518,100,942
Other Assets, Less Liabilities	1.3	86,295,383

Net Assets	100.0%	$6,604,396,325
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)	Illiquid security. The total market value of these securities at July 31, 2011 is $84,022,771, which represents 1.3% of the Fund's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities at July 31, 2011 is $51,161,260, which represents 0.8% of the Fund's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	At July 31, 2011, cost is $6,179,202,273 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$405,790,892
Gross unrealized depreciation	(66,892,223)
Net unrealized appreciation	$338,898,669

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$48,830,026	$6,153	$48,836,179
Corporate Bonds (c)	—	5,345,454,600	28,169,390	5,373,623,990
Loan Assignments & Participations (d)	—	102,101,750	18,638,675	120,740,425
Yankee Bonds	—	690,114,153	—	690,114,153
Total Long-Term Bonds	—	6,186,500,529	46,814,218	6,233,314,747
Common Stocks (e)	—	—	4,347,020	4,347,020
Preferred Stocks	29,454,286	—	—	29,454,286
Warrants (f)	1,563,750	—	22	1,563,772
Short-Term Investment
Repurchase Agreement	—	249,421,117	—	249,421,117
Total Investments in Securities	$31,018,036	$6,435,921,646	$51,161,260	$6,518,100,942
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $6,153 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $74,189, $23,166 $2,956,716, $823,839, $23,759,250 and $532,230 are held in Airlines, Auto Parts & Equipment, Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)
The level 3 securities valued at $38,675 and $18,600,000 are held in Machinery and Metal Fabricate & Hardware, respectively, within the Loan Assignments & Participations section of the Portfolio of Investments.

(e)	The level 3 securities valued at $155,074 and $4,191,946 are held in Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(f)	The level 3 securities valued at $22 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Convertible Bonds
Internet	$6,154	$-	$-	$(1)	$-		$-		$-	$-	$6,153	$(1)
Corporate Bonds
Airlines	-	-	-	(15,451)	-		-		89,640	-	74,189	(15,451)
Auto Parts & Equipment	23,166	-	-	-	-		-		-	-	23,166	-
Commercial Services	2,956,716	-	-	-	-		-		-	-	2,956,716	-
Entertainment	987,086	26,935	37,749	5,279	-		(233,210	)(a)	-	-	823,839	(26,935)
Food	23,759,250	-	-	-	-		-		-	-	23,759,250	-
Insurance	-	-	-	(5,322)	-		-		537,552	-	532,230	(5,322)
Media	76,294	-	(5,568,464)	5,535,948	-		(43,778)		-	-	-	-
Metal, Fabricate & Hardware	3,699,999	-	-	-	-		-		-	(3,699,999)	-	-
Loan Assignments & Participations
Machinery	15,585	(1,429,476)	-	1,452,566	-		-		-	-	38,675	1,452,566
Metal, Fabricate & Hardware	18,600,000	-	-	-	-		-		-	-	18,600,000	-
Yankee Bonds
Leisure Time	17,194,461	-	4,056,723	(5,009,461)	-		(16,241,723)		-	-	-	-
Common Stocks
Machinery	5,371	-	-	(5,371)	-		-		-	-	-	-
Media	155,074	-	-	-	-		-		-	-	155,074	-
Metal, Fabricate & Hardware	6,079,758	-	-	(1,887,812)	-		-		-	-	4,191,946	(1,887,812)
Preferred Stocks
Machinery	64	-	-	(64)	-		-		-	-	-	-
Warrants
Media	12	-	-	-	10	(b)	-		-	-	22	-
Total	$73,558,990	$(1,402,541)	$(1,473,992)	$70,311	$10		$(16,518,711)		$627,192	$(3,699,999)	$51,161,260	$(482,955)

(a) Sales include principal reductions.
(b) Purchases include securities received from a restructure.

As of July 31, 2011, the Fund held the following foreign currency:

	Currency		Cost		Value
Canadian Dollar	CAD	2,047	USD	2,164	USD	2,143

As of July 31, 2011, the Fund held the following restricted security:

	Date of	Principal		7/31/11	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$61,533,853	$-	$6,153	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal
		Amount		Value

	Long-Term Bonds 42.3%†
	Asset-Backed Securities 2.8%
	Home Equity 2.6%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33		$242,050	$242,230
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (a)		749,202	600,342
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32		241,287	244,296
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32		56,272	54,542
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)		25,610	25,569
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)		398,813	401,037
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33		316,791	319,030
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (a)		2,335,916	2,074,898
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.739%, due 2/25/34		485,496	474,048
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34		452,031	461,781
	Series 2003-3, Class AF4 5.495%, due 12/25/33		496,169	489,823
	GSAA Home Equity Trust Series 2006-14, Class A1 0.237%, due 9/25/36 (a)		7,712,685	3,367,566
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2, Class 2A1 0.237%, due 12/25/36 (a)		40,402	40,210
	Series 2007-NC1, Class A1 0.287%, due 4/25/37 (a)		681,763	588,248
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (a)		1,705,286	1,182,873
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.237%, due 11/25/36 (a)		995,886	386,369
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.297%, due 3/25/37 (a)		5,388,217	2,762,048
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33		267,081	271,262
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (a)		219,352	218,926
	Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)		168,896	172,736
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33		96,707	88,028
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (a)		2,627,026	2,269,446
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36		174,370	172,265
				16,907,573
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.577%, due 5/25/29 (a)		1,611,208	1,469,920

	Total Asset-Backed Securities (Cost $20,040,921)			18,377,493

	Convertible Bonds 7.8%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35		1,326,000	1,342,575

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27		1,390,000	1,242,313

	Biotechnology 0.2%
	Life Technologies Corp. 1.50%, due 2/15/24		1,179,000	1,257,109

	Coal 0.2%
	Peabody Energy Corp. 4.75%, due 12/15/66		1,143,000	1,401,604

	Computers 0.6%
	EMC Corp. 1.75%, due 12/1/13		1,676,000	2,801,015
	NetApp, Inc. 1.75%, due 6/1/13		221,000	343,102
	SanDisk Corp. 1.50%, due 8/15/17		896,000	969,920
				4,114,037
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29		826,000	1,636,513

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15		1,356,000	1,594,995

	Health Care - Products 0.3%
	Teleflex, Inc. 3.875%, due 8/1/17		1,726,000	1,995,688

	Iron & Steel 0.8%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14		1,951,000	3,024,050
	ArcelorMittal 5.00%, due 5/15/14		975,000	1,266,281
	Steel Dynamics, Inc. 5.125%, due 6/15/14		305,000	361,044
	United States Steel Corp. 4.00%, due 5/15/14		286,000	410,410
				5,061,785
	Mining 0.5%
	Newmont Mining Corp. 1.25%, due 7/15/14		2,247,000	3,005,362

	Miscellaneous - Manufacturing 0.8%
	Danaher Corp. (zero coupon), due 1/22/21		1,694,000	2,424,537
	Ingersoll-Rand Co. 4.50%, due 4/15/12		608,000	1,281,360
	Textron, Inc. 4.50%, due 5/1/13		774,000	1,418,355
				5,124,252
	Oil & Gas 0.5%
	Chesapeake Energy Corp. 2.75%, due 11/15/35		1,278,000	1,493,662
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27		1,264,000	1,815,420
				3,309,082
	Oil & Gas Services 1.0%
	Cameron International Corp. 2.50%, due 6/15/26 (c)		3,374,000	5,334,969
	Core Laboratories, L.P. 0.25%, due 10/31/11		631,000	1,499,414
				6,834,383
	Pharmaceuticals 0.2%
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		995,000	1,092,013

	Real Estate Investment Trusts 0.2%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)		1,305,000	1,500,750

	Retail 0.2%
	Costco Wholesale Corp. (zero coupon), due 8/19/17		926,000	1,650,595

	Semiconductors 0.7%
	Intel Corp. 3.25%, due 8/1/39 (d)		1,131,000	1,345,890
	Microchip Technology, Inc. 2.125%, due 12/15/37		1,214,000	1,502,325
	Novellus Systems, Inc. 2.625%, due 5/15/41 (d)		686,000	657,702
	ON Semiconductor Corp. 2.625%, due 12/15/26		1,313,000	1,462,354
				4,968,271
	Software 0.2%
	SYNNEX Corp. 4.00%, due 5/15/18		1,121,000	1,279,341

	Telecommunications 0.6%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25		918,000	895,050
	Ciena Corp. 4.00%, due 3/15/15 (d)		594,000	654,885
	SBA Communications Corp. 1.875%, due 5/1/13		1,909,000	2,099,900
				3,649,835
	Total Convertible Bonds (Cost $47,167,008)			52,060,503

	Corporate Bonds 20.8%
	Advertising 0.0%‡
	Lamar Media Corp. Series C 6.625%, due 8/15/15		300,000	303,375

	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19		255,000	306,348

	Airlines 1.8%
	Continental Airlines, Inc.
	Series A 7.25%, due 11/10/19		2,122,775	2,292,596
	7.875%, due 1/2/20		1,693,963	1,677,024
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (d)		4,605,000	5,128,819
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23		1,500,000	1,440,000
	UAL 2009-1 Pass Through Trust 10.40%, due 5/1/18		1,513,686	1,704,713
				12,243,152
	Auto Manufacturers 0.3%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,532,002
	8.90%, due 1/15/32		215,000	259,935
				1,791,937
	Auto Parts & Equipment 0.0%‡
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16		78,000	87,848

	Banks 1.4%
	AgriBank FCB 9.125%, due 7/15/19		300,000	384,422
	Ally Financial, Inc.
	4.50%, due 2/11/14		322,000	320,390
	6.75%, due 12/1/14		318,000	332,638
	7.50%, due 9/15/20		802,000	842,100
	BAC Capital Trust VI 5.625%, due 3/8/35		1,200,000	1,051,881
	Bank of America Corp.
	5.625%, due 7/1/20		1,200,000	1,246,956
	6.50%, due 8/1/16		135,000	151,257
	8.00%, due 12/29/49 (a)		1,500,000	1,544,865
	CIT Group, Inc.
	7.00%, due 5/1/16 (d)		800,000	802,000
	7.00%, due 5/1/17 (d)		650,000	651,625
	Citigroup, Inc. 8.50%, due 5/22/19		100,000	125,667
	Fifth Third Bancorp 6.25%, due 5/1/13		255,000	275,338
	GMAC, Inc. 6.875%, due 9/15/11		305,000	306,830
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)		1,200,000	1,285,500
				9,321,469
	Building Materials 1.0%
	Boise Cascade LLC 7.125%, due 10/15/14		1,255,000	1,245,587
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,037,700
	9.75%, due 1/15/18		1,330,000	1,280,125
				6,563,412
	Chemicals 0.1%
	Dow Chemical Co. (The) 8.55%, due 5/15/19		225,000	297,246
	Huntsman International LLC 5.50%, due 6/30/16		80,000	79,200
	Solutia, Inc. 8.75%, due 11/1/17		105,000	116,550
				492,996
	Coal 0.2%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		1,100,000	1,134,375
	6.25%, due 6/1/21		180,000	186,300
	Arch Western Finance LLC 6.75%, due 7/1/13		118,000	118,737
				1,439,412
	Commercial Services 0.4%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14		509,000	519,180
	Hertz Corp. (The) 7.375%, due 1/15/21 (d)		700,000	715,750
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 11/15/49 (c)(e)(f)		110,000	5,720
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (d)(g)		240,000	252,600
	United Rentals North America, Inc. 9.25%, due 12/15/19		1,100,000	1,230,625
				2,723,875
	Computers 0.1%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18		200,000	203,000
	7.625%, due 11/15/20		200,000	203,500
				406,500
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	210,724
	GE Capital Trust II 5.50%, due 9/15/67		€640,000	850,644
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)		£760,000	1,235,028
				2,296,396
	Electric 1.3%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (d)		$305,000	331,905
	Edison Mission Energy 7.00%, due 5/15/17		600,000	456,000
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20		5,543,000	5,848,663
	Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15		430,000	208,550
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		1,554,717	1,567,155
				8,412,273
	Entertainment 0.3%
	Cinemark USA, Inc. 8.625%, due 6/15/19		140,000	152,950
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		240,000	240,000
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		1,370,000	1,147,375
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17		120,000	130,500
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (d)		400,000	276,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (d)		123,000	126,844
				2,073,669
	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18		1,400,000	1,480,500

	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 9.875%, due 8/10/11		200,000	200,279

	Finance - Consumer Loans 0.9%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		2,400,000	2,220,000
	SLM Corp. 6.25%, due 1/25/16		1,700,000	1,778,884
	Springleaf Finance Corp. 6.90%, due 12/15/17		1,965,000	1,839,731
				5,838,615
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (a)		1,600,000	1,648,000

	Finance - Other Services 0.3%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (d)		1,200,000	1,338,708
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15		350,000	363,125
				1,701,833
	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17		1,500,000	1,586,250

	Forest Products & Paper 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20		1,400,000	1,473,500
	Clearwater Paper Corp. 10.625%, due 6/15/16		155,000	174,762
	NewPage Corp. 11.375%, due 12/31/14		300,000	270,000
				1,918,262
	Health Care - Products 0.1%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15		560,000	592,200

	Health Care - Services 0.0%‡
	CIGNA Corp. 4.375%, due 12/15/20		270,000	275,652

	Home Builders 1.3%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		6,530,000	6,056,575
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,690,526
				8,747,101
	Household Products & Wares 0.1%
	Yankee Acquisition Corp. 8.50%, due 2/15/15		300,000	310,500

	Insurance 3.1%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,790,000	3,714,200
	American International Group, Inc.
	4.875%, due 3/15/67 (a)		€1,300,000	1,466,356
	Series A2 5.75%, due 3/15/67 (a)		£700,000	936,448
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		$4,100,000	4,040,087
	Hartford Life, Inc. 7.65%, due 6/15/27		355,000	387,346
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)		1,760,000	1,777,600
	10.75%, due 6/15/88 (a)(d)		750,000	991,875
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (d)		2,575,000	2,997,884
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		3,700,000	3,820,250
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (d)		300,000	354,551
				20,486,597
	Leisure Time 0.1%
	Travelport LLC 9.875%, due 9/1/14		400,000	374,000

	Lodging 1.6%
	Harrah's Operating Co., Inc.
	10.00%, due 12/15/18		1,800,000	1,611,000
	11.25%, due 6/1/17		240,000	264,300
¤	MGM Mirage, Inc. 7.50%, due 6/1/16		8,530,000	8,316,750
	MGM Resorts International
	10.375%, due 5/15/14		40,000	45,700
	11.125%, due 11/15/17		80,000	92,200
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17		240,000	267,000
				10,596,950
	Machinery - Construction & Mining 0.0%‡
	Terex Corp. 8.00%, due 11/15/17		300,000	305,625

	Machinery - Diversified 0.0%‡
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13		240,000	240,000

	Media 1.3%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (d)		3,625,000	3,856,093
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		1,035,000	652,050
	6.875%, due 6/15/18		2,115,000	1,332,450
	DISH DBS Corp. 7.125%, due 2/1/16		1,400,000	1,494,500
	Mediacom Broadband LLC 8.50%, due 10/15/15		300,000	310,125
	NBC Universal, Inc. 5.15%, due 4/30/20 (d)		160,000	174,030
	Nielsen Finance LLC 11.50%, due 5/1/16		140,000	162,750
	Time Warner Cable, Inc. 8.25%, due 2/14/14		340,000	395,666
	Time Warner, Inc. 7.70%, due 5/1/32		300,000	375,527
				8,753,191
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14		1,313,000	1,365,520

	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)		3,500,000	3,683,750

	Office & Business Equipment 0.1%
	Xerox Corp. 4.25%, due 2/15/15		300,000	323,042

	Oil & Gas 1.2%
¤	Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 4/15/20		6,190,000	6,855,425
	Nabors Industries, Inc. 5.00%, due 9/15/20		1,000,000	1,053,600
	Pemex Project Funding Master Trust 6.625%, due 6/15/35		110,000	119,879
				8,028,904
	Oil & Gas Services 0.5%
	Basic Energy Services, Inc. 7.125%, due 4/15/16		1,730,000	1,760,275
	Geokinetics Holdings USA, Inc. 9.75%, due 12/15/14		1,350,000	1,319,625
				3,079,900
	Packaging & Containers 0.1%
	Pregis Corp. 12.375%, due 10/15/13		245,000	242,550
	Solo Cup Co. 10.50%, due 11/1/13		165,000	171,188
				413,738
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21		2,250,000	2,249,255
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.75%, due 4/15/18		140,000	153,300
	ONEOK, Inc. 6.00%, due 6/15/35		350,000	358,180
				2,760,735
	Real Estate Investment Trusts 0.1%
	Health Care Property Investors, Inc. 6.00%, due 1/30/17		290,000	325,967
	ProLogis, L.P. 7.375%, due 10/30/19		195,000	228,784
				554,751
	Retail 0.1%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(d)		269,979	286,453
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	400,092
				686,545
	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)		1,600,000	1,744,000

	Software 0.0%‡
	Vangent, Inc. 9.625%, due 2/15/15		300,000	304,500

	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15		300,000	306,000

	Telecommunications 0.2%
	EH Holding Corp. 7.625%, due 6/15/21 (d)		1,200,000	1,236,000
	Qwest Communications International, Inc. Series B 7.50%, due 2/15/14		200,000	203,000
				1,439,000
	Total Corporate Bonds (Cost $129,257,163)			138,208,602

	Foreign Bonds 1.6%
	Banks 0.3%
	EGG Banking PLC 6.875%, due 12/29/21 (a)		£1,200,000	1,914,067

	Finance – Mortgage Loan/Banker 1.0%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21		5,000,000	6,894,095

	Packaging & Containers 0.3%
	Rexam PLC 6.75%, due 6/29/67 (a)		€1,250,000	1,746,731

	Total Foreign Bonds (Cost $8,913,932)			10,554,893

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29		$260,000	392,600
	Republic of Venezuela 6.00%, due 12/9/20		309,000	194,670

	Total Foreign Government Bonds (Cost $526,619)			587,270

	Loan Assignments & Participations 2.5% (h)
	Aerospace & Defense 1.1%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.195%, due 3/26/14		6,339,346	5,199,849
	LC Facility Deposits 2.246%, due 3/26/14		392,010	321,547
	U.S. Airways Group, Inc. Term Loan 2.687%, due 3/21/14		1,972,222	1,780,855
				7,302,251
	Auto Manufacturers 0.4%
	Allison Transmission, Inc. Term Loan B 2.94%, due 8/7/14		2,907,821	2,844,413

	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. Tranche E Term Loan 4.25%, due 2/9/18		1,197,000	1,187,523

	Hotels, Restaurants & Leisure 0.2%
	Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.50%, due 4/20/16	C$	1,290,250	1,347,879

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (c)(e)(i)		$46,635	312

	Media 0.2%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.837%, due 1/29/16		1,995,532	1,661,281

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18		2,493,750	2,498,426

	Total Loan Assignments & Participations (Cost $17,534,554)			16,842,085

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.647%, due 4/10/49 (j)		400,000	429,524
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.417%, due 12/25/36 (a)(d)(e)		318,874	251,418
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.695%, due 9/11/38 (j)		245,584	261,432
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (j)		400,000	439,303
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.074%, due 12/10/49 (j)		200,000	221,291
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.22%, due 7/15/44 (j)		1,000,000	1,044,295
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46		500,000	531,021
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)		860,000	921,848
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42		510,000	544,233
	Series 2007-CB20, Class A3 5.819%, due 2/12/51		500,000	530,256
	Series 2007-LD12, Class A3 5.987%, due 2/15/51 (j)		500,000	531,023
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38		500,000	538,520
	Series 2007-C6, Class AAB 5.855%, due 7/15/40		500,000	540,580
	Series 2007-C6, Class A3 5.933%, due 7/15/40		500,000	539,732
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.93%, due 8/12/49 (j)		500,000	522,331
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (a)		500,000	533,428
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (a)		500,000	515,728
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.71%, due 2/25/42 (a)(c)(d)(e)		710,865	681,080
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)		280,000	307,755
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	497,486
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.368%, due 11/25/36 (j)		1,124,147	972,459
	Total Mortgage-Backed Securities (Cost $10,631,953)			11,354,743

	U.S. Government & Federal Agencies 2.8%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%

	6.50%, due 11/1/16		27,181	29,867
	6.50%, due 2/1/27		379	427
	6.50%, due 5/1/29		38,505	44,088
	6.50%, due 6/1/29		53,174	60,883
	6.50%, due 7/1/29		81,294	93,080
	6.50%, due 8/1/29		36,749	42,076
	6.50%, due 9/1/29		3,173	3,633
	6.50%, due 6/1/32		19,120	21,821
	6.50%, due 1/1/37		15,848	17,849
	7.00%, due 3/1/26		363	419
	7.00%, due 9/1/26		12,231	14,140
	7.00%, due 10/1/26		15	16
	7.00%, due 7/1/30		1,925	2,235
	7.00%, due 7/1/32		42,768	49,673
	7.50%, due 1/1/16		4,073	4,402
	7.50%, due 5/1/32		19,119	22,404
	8.00%, due 11/1/12		187	187
				407,200
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		16,451	17,636
	4.50%, due 3/1/21		31,855	34,149
	6.00%, due 4/1/19		3,875	4,219
	7.00%, due 10/1/37		4,978	5,746
	7.00%, due 11/1/37		45,064	52,018
	7.50%, due 10/1/11		38	38
	7.50%, due 10/1/15		25,922	28,579
	8.00%, due 11/1/11		53	54
				142,439
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	5.00%, due 12/15/37		31,827	34,743
	5.50%, due 9/15/35		57,366	63,716
	6.50%, due 4/15/29		173	198
	6.50%, due 5/15/29		472	541
	6.50%, due 8/15/29		30	34
	6.50%, due 10/15/31		8,662	9,935
	7.00%, due 10/15/11		1,543	1,544
	7.00%, due 9/15/23		3,851	4,465
	7.00%, due 7/15/25		2,088	2,423
	7.00%, due 12/15/25		4,680	5,431
	7.00%, due 5/15/26		9,693	11,271
	7.00%, due 11/15/27		15,078	17,565
	7.00%, due 12/15/27		78,749	91,741
	7.00%, due 6/15/28		4,882	5,696
	7.50%, due 3/15/26		9,391	10,996
	7.50%, due 6/15/26		536	628
	7.50%, due 10/15/30		29,777	35,064
	8.00%, due 8/15/26		2,044	2,199
	8.00%, due 9/15/26		159	169
	8.00%, due 10/15/26		14,296	16,934
	8.50%, due 11/15/26		24,126	29,161
				344,454
¤	United States Treasury Bonds 1.9%
	3.875%, due 8/15/40		12,665,000	12,106,955
	4.375%, due 5/15/40		475,000	495,040
				12,601,995
	United States Treasury Notes 0.7%
	1.25%, due 3/15/14		235,000	239,883
	2.00%, due 4/30/16		1,225,000	1,266,919
	2.375%, due 7/31/17		1,515,000	1,569,919
	3.125%, due 5/15/21		1,500,000	1,541,010
	3.625%, due 8/15/19		385,000	420,763
				5,038,494
	Total U.S. Government & Federal Agencies (Cost $18,422,999)			18,534,582

	Yankee Bonds 2.2% (k)
	Banks 0.1%
	HSBC Holdings PLC 5.10%, due 4/5/21		115,000	120,789
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (d)		500,000	512,135
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (d)		275,000	288,735
				921,659
	Diversified Financial Services 0.1%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (d)		400,000	332,726

	Electric 0.1%
	TransAlta Corp. 5.75%, due 12/15/13		280,000	306,231

	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)		215,000	261,288

	Insurance 0.4%
	Oil Insurance, Ltd. 3.228%, due 12/29/49 (a)(d)		1,320,000	1,216,657
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(d)		1,350,000	1,323,577
				2,540,234
	Internet 0.0%‡
	UPC Holding B.V. 9.875%, due 4/15/18 (d)		240,000	265,800

	Mining 1.0%
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)		250,000	336,054
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,300,000	1,771,397
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)		1,690,000	1,747,122
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (d)		2,700,000	3,040,276
				6,894,849

	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)		300,000	354,000

	Oil & Gas 0.3%
	ENI S.p.A 4.15%, due 10/1/20 (d)		175,000	167,855
	Gazprom International S.A. 7.201%, due 2/1/20 (d)		292,397	328,946
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (d)		1,345,000	1,417,630
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)		200,000	228,500
				2,142,931

	Transportation 0.1%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)		375,000	345,000

	Total Yankee Bonds (Cost $14,053,752)			14,364,718

	Total Long-Term Bonds (Cost $266,548,901)			280,884,889

		Shares		Value
	Common Stocks 50.5%
	Aerospace & Defense 1.5%
	BAE Systems PLC		717,200	3,578,836
	Lockheed Martin Corp.		43,200	3,271,536
	Meggitt PLC		405,700	2,585,833
	Triumph Group, Inc.		11,412	614,422
				10,050,627
	Agriculture 4.1%
	Altria Group, Inc.		181,898	4,783,917
	British American Tobacco PLC		60,997	2,823,986
¤	Imperial Tobacco Group PLC		181,450	6,305,301
	Lorillard, Inc.		38,990	4,141,518
	Philip Morris International, Inc.		75,263	5,356,468
	Reynolds American, Inc.		112,870	3,973,024
				27,384,214
	Auto Manufacturers 0.7%
	Daimler A.G.		46,300	3,370,331
	Ford Motor Co. (f)		125,000	1,526,250
				4,896,581
	Banks 0.7%
	CIT Group, Inc. (f)		28,100	1,116,694
	Citigroup, Inc.		41,000	1,571,940
	Westpac Banking Corp.		83,656	1,876,690
				4,565,324
	Beverages 2.3%
	Coca-Cola Co. (The)		27,610	1,877,756
	Coca-Cola Enterprises, Inc.		67,450	1,896,019
	Diageo PLC, Sponsored ADR (l)		63,000	5,118,120
	InBev N.V.		81,697	4,719,093
	PepsiCo., Inc.		24,950	1,597,798
				15,208,786
	Building Materials 0.1%
	U.S. Concrete, Inc. (e)(f)		83,147	700,929

	Chemicals 1.6%
	Air Liquide S.A.		15,013	2,069,850
	BASF S.E.		61,444	5,581,620
	E.I. du Pont de Nemours & Co.		63,916	3,286,561
				10,938,031
	Commercial Services 0.7%
	Automatic Data Processing, Inc.		38,050	1,959,194
	R.R. Donnelley & Sons Co.		127,600	2,400,156
				4,359,350
	Computers 0.6%
	Diebold, Inc.		61,900	1,871,856
	HTC Corp.		64,260	1,912,056
				3,783,912
	Distribution & Wholesale 0.3%
	Genuine Parts Co.		36,500	1,940,340

	Electric 5.6%
	CMS Energy Corp.		120,900	2,314,026
	CPFL Energia S.A.		233,800	3,324,171
	Duke Energy Corp.		90,622	1,685,569
	Enel S.p.A.		385,400	2,226,200
	Fortum Oyj		68,450	1,814,664
	Integrys Energy Group, Inc.		33,600	1,687,056
	National Grid PLC		521,700	5,112,380
	Progress Energy, Inc.		71,484	3,341,162
	SCANA Corp.		47,808	1,873,596
	Scottish & Southern Energy PLC		164,550	3,530,217
	Southern Co.		79,700	3,151,338
	TECO Energy, Inc.		166,550	3,086,172
	Terna S.p.A.		888,850	4,033,359
				37,179,910
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.		34,523	1,694,734

	Engineering & Construction 0.7%
	Vinci S.A.		76,145	4,433,402

	Environmental Controls 0.2%
	Waste Management, Inc.		50,500	1,590,245

	Food 2.0%
	H.J. Heinz Co.		34,300	1,805,552
	Nestle S.A. Registered		93,505	5,969,921
	Orkla ASA		197,500	1,859,712
	Unilever PLC		54,750	1,750,657
	WM Morrison Supermarkets PLC		428,850	2,047,751
				13,433,593
	Food Services 0.3%
	Compass Group PLC		247,150	2,330,658

	Gas 1.1%
	NiSource, Inc.		247,841	4,989,039
	Vectren Corp.		85,700	2,263,337
				7,252,376
	Health Care - Products 0.4%
	Johnson & Johnson		40,317	2,612,138

	Household Products & Wares 0.9%
	Kimberly-Clark Corp.		55,645	3,636,957
	Reckitt Benckiser Group PLC		47,000	2,667,014
				6,303,971

	Insurance 1.6%
	Arthur J. Gallagher & Co.		108,450	3,049,614
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered		20,700	3,065,100
	SCOR SE		116,900	3,019,324
	Travelers Cos., Inc. (The)		30,950	1,706,274
				10,840,312
	Investment Company 0.0%‡
	BGP Holdings PLC (c)(e)		20,068	3

	Media 3.3%
	Comcast Corp. Class A		117,800	2,749,452
	Dex One Corp. (f)		2,323	4,692
¤	Pearson PLC		326,650	6,294,754
	Regal Entertainment Group Class A		247,400	3,164,246
	Shaw Communications, Inc.		116,700	2,635,811
	Time Warner, Inc.		68,600	2,411,976
	Vivendi S.A.		198,829	4,772,573
				22,033,504
	Mining 0.3%
	BHP Billiton, Ltd., Sponsored ADR (l)		20,850	1,908,818

	Miscellaneous - Manufacturing 0.3%
	Honeywell International, Inc.		32,750	1,739,025

	Office Equipment/Supplies 0.5%
	Pitney Bowes, Inc.		142,277	3,066,069

	Oil & Gas 3.0%
	Chevron Corp.		24,924	2,592,594
	ConocoPhillips		24,650	1,774,554
	Diamond Offshore Drilling, Inc.		41,850	2,838,686
	ExxonMobil Corp.		23,855	1,903,390
	Royal Dutch Shell PLC Class A, ADR (l)		72,350	5,322,066
	Total S.A.		97,068	5,269,439
				19,700,729
	Packaging & Containers 0.3%
	Bemis Co., Inc.		57,350	1,812,260

	Pharmaceuticals 3.1%
	Abbott Laboratories		36,950	1,896,274
	AstraZeneca PLC, Sponsored ADR (l)		96,650	4,688,491
	Bristol-Myers Squibb Co.		136,285	3,905,928
	GlaxoSmithKline PLC		115,050	2,575,900
	Merck & Co., Inc.		67,259	2,295,550
	Novartis A.G.		43,850	2,702,147
	Roche Holding A.G., Genusscheine		15,800	2,842,615
				20,906,905
	Pipelines 1.8%
	Enterprise Products Partners, L.P.		56,800	2,362,312
	Kinder Morgan Energy Partners, L.P.		47,200	3,327,128
	MarkWest Energy Partners, L.P.		35,850	1,662,006
	Spectra Energy Corp.		65,450	1,768,459
	Williams Partners, L.P.		50,550	2,820,690
				11,940,595
	Retail 0.9%
	JB Hi-Fi, Ltd.		105,700	1,741,831
	McDonald's Corp.		22,492	1,945,108
	Next PLC		66,800	2,604,163
				6,291,102
	Semiconductors 0.9%
	Microchip Technology, Inc.		89,300	3,013,875
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (l)		220,900	2,730,324
				5,744,199
	Software 1.0%
	Microsoft Corp.		104,423	2,861,190
	Oracle Corp.		113,353	3,466,335
				6,327,525
	Telecommunications 8.2%
	AT&T, Inc.		126,477	3,700,717
¤	BCE, Inc.		182,550	6,966,113
	CenturyLink, Inc.		138,051	5,123,073
	China Mobile, Ltd., Sponsored ADR (l)		75,300	3,752,199
	France Telecom S.A.		223,090	4,628,856
	Mobistar S.A.		37,650	2,628,683
	Philippine Long Distance Telephone Co., Sponsored ADR (l)		38,050	2,153,630
	Rogers Communications, Inc. Class B		76,850	2,934,207
¤	Swisscom A.G.		14,900	7,184,486
	Telefonica S.A.		206,625	4,616,784
	Verizon Communications, Inc.		115,324	4,069,784
¤	Vodafone Group PLC		2,368,677	6,687,477
				54,446,009
	Transportation 0.7%
	FirstGroup PLC		792,000	4,738,607

	Water 0.5%
	United Utilities Group PLC		337,800	3,263,128

	Total Common Stocks (Cost $296,357,253)			335,417,911

	Convertible Preferred Stocks 2.0%
	Auto Manufacturers 0.2%
	General Motors Co. 4.75%		24,500	1,132,145

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%		13,000	701,740

	Banks 0.5%
	Ally Financial, Inc. (d) 7.00%		40	36,342
	Citigroup, Inc. 7.00%		14,100	1,581,315
	Wells Fargo & Co. 7.50% Series L		1,800	1,911,060
				3,528,717
	Diversified Financial Services 0.3%
	SG Preferred Capital II LLC (a)(d) 6.30%		1,650	1,627,828

	Insurance 0.3%
	Hartford Financial Services Group, Inc. 7.25%		75,400	1,794,520

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%		30,100	1,429,750

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%		4,600	273,413

	Oil & Gas 0.1%
	Chesapeake Energy Corp. (d) 2.75%		500	702,425

	Telecommunications 0.3%
	Crown Castle International Corp. 6.25%		31,400	1,876,150

	Total Convertible Preferred Stocks (Cost $13,386,914)			13,066,688

	Preferred Stock 0.4%
	Insurance 0.4%
	MetLife, Inc. 6.50%		92,850	2,320,321

	Total Preferred Stock (Cost $2,197,143)			2,320,321

Warrants 0.0%‡	Number of Warrants	Value
Media 0.0%‡
ION Media Networks, Inc.
Second Lien Expires 12/19/12 (c)(e)(f)	6	0	(m)
Unsecured Debt Expires 12/19/12 (c)(e)(f)	6	0	(m)
Total Warrants (Cost $20)		0	(m)

	Principal Amount	Value
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Maturity $20,816,074 (Collateralized by United States Goverment and Federal Agency Securities with rates between 0.30% - 3.125% and maturity dates between 12/27/11 - 4/30/17, with Principal Amount of $19,665,000 and a Market Value of $21,234,780)	$20,816,057	20,816,057

Total Short-Term Investment (Cost $20,816,057)		20,816,057

Total Investments (Cost $599,306,288) (p)	98.3%	652,505,866
Other Assets, Less Liabilities	1.7	11,334,179
Net Assets	100.0%	$663,840,045

	Contracts Long	Unrealized Appreciation (Depreciation) (n)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini September 2011 (o)	1,000	$(416,313)
Total Futures Contracts (Settlement Value $64,420,000)		$(416,313)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2011 is $426,606, which represents 0.1% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at July 31, 2011 is $6,308,537, which represents 1.0% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security. The total market value of these securities at July 31, 2011 is $1,639,462, which represents 0.3% of the Fund's net assets.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)	Issue in default.
(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	ADR - American Depositary Receipt.
(m)	Less than one dollar.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(o)	At July 31, 2011, cash in the amount of $4,000,000 is on deposit with the broker for futures transactions.
(p)	At July 31, 2011, cost is $599,638,107 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$67,823,978
Gross unrealized depreciation	(14,956,219)
Net unrealized appreciation	$52,867,759

-The following abbreviations are used in the above portfolio:
€	-Euro
C$	-Canadian Dollar
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$18,377,493	$—		$18,377,493
Convertible Bonds (b)	—	46,725,534	5,334,969		52,060,503
Corporate Bonds (c)	—	137,916,429	292,173		138,208,602
Foreign Bonds	—	10,554,893	—		10,554,893
Foreign Government Bonds	—	587,270	—		587,270
Loan Assignments & Participations (d)	—	16,841,773	312		16,842,085
Mortgage-Backed Securities (e)	—	10,673,663	681,080		11,354,743
U.S. Government & Federal Agencies	—	18,534,582	—		18,534,582
Yankee Bonds	—	14,364,718	—		14,364,718
Total Long-Term Bonds	—	274,576,355	6,308,534		280,884,889
Common Stocks (f)	335,417,908	—	3		335,417,911
Convertible Preferred Stocks	13,066,688	—	—		13,066,688
Preferred Stock	2,320,321	—	—		2,320,321
Warrants (g)	—	—	0	(g)	0	(g)
Short-Term Investment
Repurchase Agreement	—	20,816,057	—		20,816,057
Total Investments in Securities	$350,804,917	$295,392,412	$6,308,537		$652,505,866

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (h)	$(416,313)	$—	$—	$(416,313)
Foreign Currency Forward Contracts (i)	—	(4,214,874)	—	(4,214,874)
Total Other Financial Instruments	$(416,313)	$(4,214,874)	$—	$(4,631,187)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $5,334,969 is held in Oil & Gas Services within the Convertible Bonds section of the Portfolio of Investments.
(c)	The level 3 securities valued at $5,720 and $286,453 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The level 3 security valued at $312 is held in Machinery within the Loan Assignment & Participation section of the Portfolio of Investments.
(e)	The level 3 security valued at $681,080 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(f)	The level 3 security valued at $3 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 security valued at less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
(i)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 for value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Convertible Bonds
Oil & Gas Services	$-		$-	$-	$961,421	$-	$-	$4,373,548	$-	$5,334,969		$961,421
Corporate Bonds
Commercial Services	5,720		-	-	-	-	-	-	-	5,720		-
Media	432		-	(31,004)	30,820	-	(248)	-	-	-		30,820
Retail	292,245		(948)	(191)	4,401	2,536	(11,590)	-	-	286,453		4,759
Loan Assignments & Participations
Machinery	126		(11,296)	-	11,482	-	-	-	-	312		11,482
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	698,048		-	-	6,568	-	(23,536)	-	-	681,080		5,403
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3		-
Machinery	43		-	-	(43)	-	-	-	-	-		-
Preferred Stocks
Machinery	1		-	-	(1)	-	-	-	-	-		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$996,618		$(12,244)	$(31,195)	$1,014,648	$2,536	$(35,374)	$4,373,548	$-	$6,308,537		$1,013,885

(a)	Less than one dollar.

As of July 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	CAD	1,300,000	USD	1,340,884	USD	(19,016)
Euro vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	EUR	59,900,000		83,947,933		(2,077,808)
Pound Sterling vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	GBP	41,400,000		65,821,363		(2,118,050)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(4,214,874)

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	71,671	USD	74,166	USD	75,013
Euro	EUR	162,548		228,088		233,565
New Taiwan Dollar	TWD	360		13		12
Pound Sterling	GBP	50,369		80,123		82,679
Total			USD	382,390	USD	391,269

MainStay International Equity Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 95.0% †
	Australia 1.2%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	53,400	$4,888,770

	Belgium 2.0%
	Belgacom S.A. (Diversified Telecommunication Services)	114,000	3,984,593
	Mobistar S.A. (Wireless Telecommunication Services)	60,963	4,256,372
			8,240,965
	Bermuda 4.7%
	China Yurun Food Group, Ltd. (Food Products)	2,806,000	8,820,786
¤	Li & Fung, Ltd. (Distributors)	6,155,200	10,235,303
			19,056,089
	Brazil 1.5%
	Cia Siderurgica Nacional S.A., Sponsored ADR (Metals & Mining) (a)	319,700	3,395,214
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	86,700	2,812,548
			6,207,762
	Canada 0.3%
	Great-West Lifeco, Inc. (Insurance)	22,261	556,146
	IGM Financial, Inc. (Capital Markets)	10,100	508,462
			1,064,608
	China 2.2%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,744,200	8,772,753

	Finland 0.5%
	Sampo Oyj (Insurance)	67,500	2,062,992

	France 6.0%
	Alstom S.A. (Electrical Equipment)	83,300	4,399,342
	BNP Paribas S.A. (Commercial Banks)	99,130	6,476,027
	Ipsen S.A. (Pharmaceuticals)	203,017	6,632,140
	Neopost S.A. (Office Electronics)	29,035	2,323,825
	Total S.A. (Oil, Gas & Consumable Fuels)	78,300	4,250,598
			24,081,932
	Germany 9.3%
	Allianz SE, ADR (Insurance) (a)	184,500	2,407,725
	Allianz SE (Insurance)	7,900	1,033,668
¤	Deutsche Boerse A.G. (Diversified Financial Services) (b)	174,600	12,965,614
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	129,414	9,935,569
	Hannover Rueckversicherung A.G. (Insurance)	90,286	4,700,835
	United Internet A.G. (Internet Software & Services)	306,654	6,243,740
			37,287,151
	Hong Kong 2.7%
¤	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	219,500	10,937,685

	Ireland 1.0%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	177,519	3,963,999

	Israel 0.3%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (a)	23,514	1,096,693

	Italy 3.4%
	Assicurazioni Generali S.p.A. (Insurance)	130,840	2,492,932
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	250,100	5,455,214
	MediaSet S.p.A. (Media)	1,302,950	5,601,646
			13,549,792
	Japan 16.4%
	Astellas Pharma, Inc. (Pharmaceuticals)	67,700	2,634,659
	Capcom Co., Ltd. (Software)	211,300	5,536,041
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	87,200	8,404,546
	Daiwa Securities Group, Inc. (Capital Markets)	1,925,900	8,405,565
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	29,400	2,948,211
	Japan Tobacco, Inc. (Tobacco)	1,686	7,665,130
	Sankyo Co., Ltd. (Leisure Equipment & Products)	123,900	6,614,652
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	99,000	5,356,043
	Shizuoka Bank, Ltd. (The) (Commercial Banks)	155,500	1,464,409
	Square Enix Holdings Co., Ltd. (Software)	216,100	4,204,946
	Suruga Bank, Ltd. (Commercial Banks)	349,200	3,039,085
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	64,200	5,259,264
	Toyota Motor Corp. (Automobiles)	114,000	4,671,949
			66,204,500
	Netherlands 1.0%
	Koninklijke Ahold N.V. (Food & Staples Retailing)	306,559	4,091,312

	Norway 0.4%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	60,100	1,485,673

	Spain 4.9%
	Enagas S.A. (Gas Utilities)	341,300	7,797,578
	Grifols S.A. (Biotechnology) (b)	180,139	3,946,040
	Indra Sistemas S.A. (IT Services)	215,600	4,284,472
	Mediaset Espana Comunicacion S.A. (Media)	413,300	3,883,913
			19,912,003
	Switzerland 11.0%
	Actelion, Ltd. Registered (Biotechnology) (b)	144,700	7,372,429
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	233,500	8,391,990
	Nestle S.A. Registered (Food Products)	78,300	4,999,142
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies) (b)	204,200	3,920,287
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	71,313	12,830,088
	UBS A.G. (Capital Markets) (b)	402,700	6,636,496
			44,150,432
	Thailand 1.2%
	Kasikornbank PCL (Commercial Banks)	994,700	4,735,873

	United Kingdom 25.0%
	Barclays PLC (Commercial Banks)	688,800	2,521,309
	easyJet PLC (Airlines) (b)	103,600	624,099
¤	Intertek Group PLC (Professional Services)	412,817	12,976,403
	Johnson Matthey PLC (Chemicals)	252,996	8,471,724
	Lloyds TSB Group PLC (Commercial Banks) (b)	6,853,144	4,876,486
	Man Group PLC (Capital Markets)	2,227,100	8,144,846
¤	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	146,500	10,776,540
¤	SABMiller PLC (Beverages)	271,093	10,167,929
	Scottish & Southern Energy PLC (Electric Utilities)	448,500	9,622,015
	Shire PLC (Pharmaceuticals)	284,800	9,906,014
¤	Standard Chartered PLC (Commercial Banks)	409,639	10,476,030
¤	Tesco PLC (Food & Staples Retailing)	1,925,388	12,118,671
			100,682,066
	Total Common Stocks (Cost $374,069,280)		382,473,050
	Number of Warrants	Value
Warrants 2.0%

Ireland 2.0%
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (c)	1,733,645	7,944,033

Total Warrants (Cost $7,998,705)		7,944,033
	Principal Amount	Value
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
United States 0.2%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $827,211 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $845,000 and a Market Value of $845,000) (Capital Markets)	$827,210	827,210
Total Short-Term Investment (Cost $827,210)		827,210
Total Investments (Cost $382,895,195) (d)	97.2%	391,244,293

Other Assets, Less Liabilities	2.8	11,235,660
Net Assets	100.0%	$402,479,953

¤
Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	At July 31, 2011, cost is $385,278,375 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$29,549,873
Gross unrealized depreciation	(23,583,955)
Net unrealized appreciation	$5,965,918

-The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$382,473,050	$—	$—	$382,473,050
Warrants	7,944,033	—	—	7,944,033
Short-Term Investment
Repurchase Agreement	—	827,210	—	827,210
Total Investments in Securities	$390,417,083	$827,210	$—	$391,244,293

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2011, the Fund held the following foreign currencies:
		Currency		Cost		Value
Australian Dollar	AUD	79,244	USD	82,890	USD	87,057
Canadian Dollar	CAD	35,168		36,014		36,808
Euro	EUR	2,194,635		3,151,640		3,153,469
Hong Kong Dollar	HKD	25,483		3,271		3,270
Japanese Yen	JPY	397,471,241		5,134,829		5,162,970
Norwegian Krone	NOK	282,400		51,944		52,449
Pound Sterling	GBP	11,463		18,724		18,815
Singapore Dollar	SGD	32,658		25,904		27,123
Swiss Franc	CHF	1,900,550		2,370,801		2,414,776
Thailand Baht	THB	45,467		1,520		1,524
Total			USD	10,877,537	USD	10,958,261

MainStay Large Cap Growth Fund
Portfolio of Investments July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Aerospace & Defense 3.1%
	Goodrich Corp.	1,495,100	$142,243,814
	United Technologies Corp.	2,442,600	202,344,984
			344,588,798
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	1,554,500	112,405,895

	Auto Components 1.2%
	BorgWarner, Inc. (a)	1,621,000	129,064,020

	Capital Markets 2.3%
	Franklin Resources, Inc.	1,258,300	159,753,768
	TD Ameritrade Holding Corp.	4,944,400	90,779,184
			250,532,952
	Chemicals 2.1%
	Ecolab, Inc.	2,198,300	109,915,000
	Monsanto Co.	1,666,200	122,432,376
			232,347,376
	Communications Equipment 3.0%
¤	QUALCOMM, Inc.	6,099,100	334,108,698

	Computers & Peripherals 8.5%
¤	Apple, Inc. (a)	1,403,415	548,005,489
¤	EMC Corp. (a)	10,399,400	271,216,352
	NetApp, Inc. (a)	2,287,100	108,682,992
			927,904,833
	Construction & Engineering 1.6%
	Fluor Corp.	2,709,000	172,102,770

	Diversified Financial Services 3.1%
	CME Group, Inc.	355,300	102,749,207
	IntercontinentalExchange, Inc. (a)	1,043,600	128,675,880
	JPMorgan Chase & Co.	2,649,900	107,188,455
			338,613,542
	Energy Equipment & Services 6.2%
	FMC Technologies, Inc. (a)	5,018,400	228,839,040
	Halliburton Co.	2,287,100	125,172,983
¤	Schlumberger, Ltd.	3,560,200	321,735,274
			675,747,297
	Food & Staples Retailing 1.0%
	Costco Wholesale Corp.	1,436,000	112,367,000

	Food Products 1.6%
	Green Mountain Coffee Roasters, Inc. (a)	1,639,600	170,436,420

	Health Care Equipment & Supplies 2.8%
	Edwards Lifesciences Corp. (a)	1,265,700	90,307,695
	Intuitive Surgical, Inc. (a)	251,800	100,858,490
	Varian Medical Systems, Inc. (a)	1,754,100	110,087,316
			301,253,501
	Health Care Providers & Services 4.1%
	Express Scripts, Inc. (a)	3,878,600	210,452,836
	UnitedHealth Group, Inc.	4,882,100	242,298,623
			452,751,459
	Health Care Technology 1.1%
	Cerner Corp. (a)	1,813,400	120,572,966

	Hotels, Restaurants & Leisure 4.6%
	Ctrip.com International, Ltd., Sponsored ADR (a)(b)	2,427,800	111,921,580
	Dunkin' Brands Group, Inc. (a)	43,600	1,261,348
	Las Vegas Sands Corp. (a)	3,700,900	174,608,462
	Starbucks Corp.	2,945,500	118,085,095
	Yum! Brands, Inc.	1,917,200	101,266,504
			507,142,989
	Industrial Conglomerates 2.5%
¤	Danaher Corp.	5,551,400	272,629,254

	Internet & Catalog Retail 4.9%
¤	Amazon.com, Inc. (a)	1,406,200	312,907,624
	Netflix, Inc. (a)	207,200	55,113,128
	Priceline.com, Inc. (a)	310,850	167,128,503
			535,149,255
	Internet Software & Services 5.0%
	Baidu, Inc., Sponsored ADR (a)(b)	1,206,400	189,489,248
	Google, Inc. Class A (a)	420,465	253,830,516
	VeriSign, Inc.	3,222,500	100,574,225
			543,893,989
	IT Services 5.2%
¤	Cognizant Technology Solutions Corp. Class A (a)	4,063,600	283,923,732
¤	Visa, Inc. Class A	3,412,100	291,871,034
			575,794,766
	Machinery 2.8%
	Deere & Co.	2,161,200	169,675,812
	Illinois Tool Works, Inc.	2,820,200	140,445,960
			310,121,772
	Media 2.3%
	Scripps Networks Interactive Class A	2,183,500	101,183,390
	Walt Disney Co. (The)	3,871,100	149,501,882
			250,685,272
	Metals & Mining 3.5%
	Cliffs Natural Resources, Inc.	1,850,500	166,211,910
	Freeport-McMoRan Copper & Gold, Inc.	2,124,300	112,502,928
	Walter Energy, Inc.	895,500	109,761,435
			388,476,273
	Oil, Gas & Consumable Fuels 3.4%
	Concho Resources, Inc. (a)	1,902,200	178,007,876
	Occidental Petroleum Corp.	2,020,700	198,392,326
			376,400,202
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	1,073,200	112,589,412

	Pharmaceuticals 3.1%
	Mylan, Inc. (a)	4,426,300	100,831,114
	Perrigo Co.	1,014,000	91,574,340
	Shire PLC, Sponsored ADR (b)	1,458,200	151,652,800
			344,058,254
	Road & Rail 3.0%
¤	Union Pacific Corp.	3,227,200	330,723,456

	Semiconductors & Semiconductor Equipment 1.9%
	Altera Corp.	2,753,400	112,558,992
	Texas Instruments, Inc.	3,222,900	95,881,275
			208,440,267
	Software 7.2%
	Autodesk, Inc. (a)	3,501,100	120,437,840
	Citrix Systems, Inc. (a)	2,094,700	150,902,188
	Intuit, Inc. (a)	2,109,500	98,513,650
¤	Oracle Corp.	8,815,500	269,577,990
	Salesforce.com, Inc. (a)	1,058,500	153,175,535
			792,607,203
	Specialty Retail 1.2%
	O'Reilly Automotive, Inc. (a)	2,116,900	125,955,550

	Textiles, Apparel & Luxury Goods 0.6%
	Polo Ralph Lauren Corp.	503,200	67,967,224

	Wireless Telecommunication Services 1.7%
	American Tower Corp. Class A (a)	3,523,300	185,078,949
	Total Common Stocks (Cost $9,213,629,434)		10,602,511,614

		Principal Amount	Value
	Short-Term Investment 3.9%
	Repurchase Agreement 3.9%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $429,747,939 (Collateralized by United States Government and Federal Agency Securities with rates between 0.30% - 3.125% and maturity dates between 12/27/11 - 4/30/17, with a Principal Amount of $404,865,000 and a Market Value of $438,345,220)	$429,747,580	429,747,580
	Total Short-Term Investment (Cost $429,747,580)		429,747,580
	Total Investments (Cost $9,643,377,014) (c)	100.5%	11,032,259,194

	Other Assets, Less Liabilities	(0.5)	(50,087,545)
	Net Assets	100.0%	$10,982,171,649
¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2011, cost is $9,661,998,677 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,491,036,256
Gross unrealized depreciation	(120,775,739)
Net unrealized appreciation	$1,370,260,517

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$10,602,511,614	$—	$—	$10,602,511,614
Short-Term Investment
Repurchase Agreement	—	429,747,580	—	429,747,580
Total Investments in Securities	$10,602,511,614	$429,747,580	$—	$11,032,259,194
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 95.6%†
	Aerospace & Defense 2.6%
	Boeing Co. (The)	192,348	$13,554,764
	GenCorp, Inc. (a)	153,300	867,678
	Honeywell International, Inc.	536,802	28,504,186
	Huntington Ingalls Industries, Inc. (a)	9,254	309,824
	Northrop Grumman Corp.	59,028	3,571,784
	Orbital Sciences Corp. (a)	155,000	2,684,600
	Raytheon Co.	65,500	2,929,815
			52,422,651
	Air Freight & Logistics 0.2%
	TNT Express N.V. (a)	480,962	4,872,212

	Airlines 0.2%
	Southwest Airlines Co.	372,800	3,713,088

	Auto Components 2.0%
	Bridgestone Corp.	533,200	13,256,411
	Goodyear Tire & Rubber Co. (The) (a)	103,250	1,669,552
	Johnson Controls, Inc.	679,400	25,103,830
			40,029,793
	Automobiles 0.6%
	Nissan Motor Co., Ltd.	1,015,400	10,841,837

	Beverages 5.3%
¤	Coca-Cola Co. (The)	701,295	47,695,073
¤	PepsiCo., Inc.	905,447	57,984,826
			105,679,899
	Biotechnology 0.4%
	Alkermes, Inc. (a)	76,580	1,320,239
	Celgene Corp. (a)	85,300	5,058,290
	Gilead Sciences, Inc. (a)	21,000	889,560
			7,268,089
	Capital Markets 4.8%
	Ameriprise Financial, Inc.	95,550	5,169,255
	Bank of New York Mellon Corp. (The)	108,125	2,715,019
	BlackRock, Inc.	99,000	17,667,540
	Charles Schwab Corp. (The)	688,650	10,281,544
	Goldman Sachs Group, Inc. (The)	226,519	30,573,269
	ICG Group, Inc. (a)	44,344	490,001
	Jefferies Group, Inc.	316,451	5,984,088
	Knight Capital Group, Inc. Class A (a)	46,864	530,032
	Legg Mason, Inc.	24,010	706,374
	State Street Corp.	284,834	11,812,066
	UBS A.G. (a)	510,500	8,503,469
	Virtus Investment Partners, Inc. (a)	7,726	606,955
			95,039,612
	Chemicals 3.1%
	Akzo Nobel N.V.	58,700	3,600,730
	E.I. du Pont de Nemours & Co.	363,250	18,678,315
¤	Monsanto Co.	482,359	35,443,739
	Mosaic Co. (The)	35,530	2,512,682
	Syngenta A.G., ADR (b)	11,700	744,237
			60,979,703
	Commercial Banks 4.5%
	Banco Bilbao Vizcaya Argentaria S.A.	418,675	4,421,113
	BB&T Corp.	681,250	17,494,500
	China Construction Bank Corp. Class H	6,698,374	5,405,969
	Erste Group Bank A.G.	113,750	5,457,505
	Intesa Sanpaolo S.p.A.	1,843,006	4,279,514
	Popular, Inc. (a)	467,671	1,122,410
	Standard Chartered PLC	362,656	9,274,496
	U.S. Bancorp	349,550	9,109,273
¤	Wells Fargo & Co.	1,202,624	33,601,315
			90,166,095
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	244,753	4,229,332
	Waste Management, Inc.	58,400	1,839,016
			6,068,348
	Communications Equipment 0.1%
	Cisco Systems, Inc.	35,400	565,338
	Infinera Corp. (a)	119,451	768,070
	Motorola Mobility Holdings, Inc. (a)	1,262	28,244
	Motorola Solutions, Inc. (a)	1,442	64,731
			1,426,383
	Computers & Peripherals 1.7%
	Apple, Inc. (a)	55,285	21,587,687
	Dell, Inc. (a)	313,200	5,086,368
	SanDisk Corp. (a)	99,591	4,235,605
	STEC, Inc. (a)	226,750	2,306,047
			33,215,707
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	3,628,150	3,091,056
	Jacobs Engineering Group, Inc. (a)	140,686	5,506,450
			8,597,506
	Construction Materials 0.2%
	Holcim, Ltd. (a)	65,100	4,483,095

	Consumer Finance 1.4%
	American Express Co.	395,050	19,768,302
	Discover Financial Services	327,830	8,395,726
			28,164,028
	Diversified Consumer Services 0.4%
	Ascent Media Corp. Class A (a)	1,362	65,526
	Coinstar, Inc. (a)	152,570	7,454,570
			7,520,096
	Diversified Financial Services 3.6%
	Bank of America Corp.	384,054	3,729,164
	Citigroup, Inc.	34,180	1,310,461
	CME Group, Inc.	49,385	14,281,648
	Deutsche Boerse A.G. (a)	60,550	4,496,380
¤	JPMorgan Chase & Co.	1,115,532	45,123,270
	Leucadia National Corp.	74,446	2,506,597
			71,447,520
	Diversified Telecommunication Services 1.8%
	AT&T, Inc.	333,600	9,761,136
	BCE, Inc.	89,600	3,420,032
	Koninklijke KPN N.V.	787,250	11,250,905
	Nippon Telegraph & Telephone Corp.	179,700	8,870,039
	Verizon Communications, Inc.	49,100	1,732,739
			35,034,851
	Electric Utilities 1.2%
	American Electric Power Co., Inc.	52,765	1,944,918
	Duke Energy Corp.	1,041,400	19,370,040
	Energias de Portugal S.A.	787,500	2,738,371
			24,053,329
	Electrical Equipment 0.7%
	ABB, Ltd. (a)	309,200	7,456,472
	Rockwell Automation, Inc.	83,853	6,017,291
			13,473,763
	Electronic Equipment & Instruments 0.8%
	Corning, Inc.	172,650	2,746,861
	HOYA Corp.	154,250	3,752,812
	TE Connectivity, Ltd.	255,841	8,808,606
			15,308,279
	Energy Equipment & Services 0.8%
	Baker Hughes, Inc.	47,122	3,646,300
	Exterran Holdings, Inc. (a)	41,973	775,661
	Key Energy Services, Inc. (a)	199,205	3,882,506
	Parker Drilling Co. (a)	75,200	476,768
	Schlumberger, Ltd.	60,935	5,506,696
	Weatherford International, Ltd. (a)	89,451	1,960,766
			16,248,697
	Food & Staples Retailing 1.2%
	CVS Caremark Corp.	188,951	6,868,369
	Wal-Mart Stores, Inc.	181,420	9,562,648
	Walgreen Co.	205,111	8,007,533
			24,438,550
	Food Products 1.6%
	Archer-Daniels-Midland Co.	596,913	18,134,217
	Bunge, Ltd.	52,290	3,598,075
	Danone S.A.	114,850	8,218,388
	Kraft Foods, Inc. Class A	37,700	1,296,126
			31,246,806
	Gas Utilities 0.4%
	National Fuel Gas Co.	69,611	5,038,444
	Nicor, Inc.	34,250	1,873,475
			6,911,919
	Health Care Equipment & Supplies 2.1%
	Baxter International, Inc.	86,368	5,024,027
	Boston Scientific Corp. (a)	21,700	155,372
	CareFusion Corp. (a)	44,612	1,177,311
	Covidien PLC	488,219	24,796,643
	Gen-Probe, Inc. (a)	10,500	635,775
	Medtronic, Inc.	288,768	10,410,086
			42,199,214
	Health Care Providers & Services 0.9%
	Aetna, Inc.	371,270	15,403,992
	Cardinal Health, Inc.	61,370	2,685,551
	SunLink Health Systems, Inc. (a)	46,368	97,373
	Universal Health Services, Inc. Class B	5,800	287,912
			18,474,828
	Hotels, Restaurants & Leisure 1.6%
	Genting Berhad	1,395,650	5,087,916
	Genting Singapore PLC (a)	2,230,650	3,519,836
	Marriott International, Inc. Class A	28,660	931,450
	McDonald's Corp.	121,180	10,479,647
	Sands China, Ltd. (a)	1,817,900	5,469,736
	Starwood Hotels & Resorts Worldwide, Inc.	121,466	6,675,771
			32,164,356
	Household Products 0.4%
	Colgate-Palmolive Co.	28,612	2,414,281
	Procter & Gamble Co. (The)	98,800	6,075,212
			8,489,493
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	429,000	5,280,990

	Industrial Conglomerates 1.7%
	3M Co.	68,190	5,942,077
	General Electric Co.	757,583	13,568,311
	Siemens A.G.	44,650	5,734,402
	Tyco International, Ltd.	174,189	7,714,831
			32,959,621
	Insurance 4.2%
	Aflac, Inc.	28,448	1,310,315
	Allstate Corp. (The)	198,909	5,513,757
	AON Corp.	99,640	4,794,677
	Chubb Corp. (The)	33,950	2,121,196
	HCC Insurance Holdings, Inc.	65,800	1,982,554
	Marsh & McLennan Cos., Inc.	118,596	3,497,396
	MetLife, Inc.	775,211	31,946,445
	Phoenix Cos., Inc. (The) (a)	123,850	297,240
	Reinsurance Group of America, Inc.	35,592	2,071,810
	Tokio Marine Holdings, Inc.	222,500	6,575,145
	Travelers Cos., Inc. (The)	265,680	14,646,938
	W.R. Berkley Corp.	278,916	8,587,824
			83,345,297
	Internet & Catalog Retail 0.5%
	Liberty Media Corp. Interactive Class A (a)	550,690	9,036,823

	Internet Software & Services 2.1%
	AOL, Inc. (a)	6,651	114,264
	eBay, Inc. (a)	412,275	13,502,006
	Google, Inc. Class A (a)	21,116	12,747,518
	Valueclick, Inc. (a)	137,658	2,486,104
	VeriSign, Inc.	415,148	12,956,769
			41,806,661
	IT Services 0.6%
	Computer Sciences Corp.	86,500	3,051,720
	International Business Machines Corp.	51,799	9,419,648
			12,471,368
	Machinery 0.5%
	Accuride Corp. (a)	42,899	491,194
	Caterpillar, Inc.	86,900	8,584,851
			9,076,045
	Media 5.9%
	AMC Networks, Inc. Class A (a)	79,478	2,955,787
	Cablevision Systems Corp. Class A	250,103	6,092,509
	Comcast Corp. Class A	185,900	4,465,318
	DIRECTV Class A (a)	20,700	1,049,076
	Liberty Media Corp. Capital Class A (a)	270,714	21,605,684
	Liberty Media-Starz, Series A (a)	56,287	4,320,590
	Madison Square Garden, Inc. Class A (a)	195,562	5,182,393
	Sirius XM Radio, Inc. (a)	556,700	1,174,637
	Time Warner Cable, Inc.	15,445	1,132,273
¤	Time Warner, Inc.	1,193,416	41,960,506
	Viacom, Inc. Class B	525,450	25,442,289
	Walt Disney Co. (The)	34,843	1,345,637
			116,726,699
	Metals & Mining 0.6%
	Anglo American PLC	53,950	2,568,133
	JFE Holdings, Inc.	198,300	5,409,236
	United States Steel Corp.	107,150	4,284,928
			12,262,297
	Multi-Utilities 0.6%
	Dominion Resources, Inc.	38,600	1,870,170
	GDF Suez S.A.	319,846	10,492,360
			12,362,530
	Multiline Retail 0.4%
	Kohl's Corp.	71,500	3,911,765
	Target Corp.	58,590	3,016,799
			6,928,564
	Office Electronics 0.0%‡
	Xerox Corp.	65,600	612,048

	Oil, Gas & Consumable Fuels 10.1%
	Anadarko Petroleum Corp.	134,264	11,084,836
	Apache Corp.	112,249	13,887,446
	Chesapeake Energy Corp.	193,674	6,652,702
	Chevron Corp.	74,629	7,762,909
	ConocoPhillips	133,876	9,637,733
	Devon Energy Corp.	205,221	16,150,893
	ENI S.p.A.	397,650	8,673,594
	EOG Resources, Inc.	82,000	8,364,000
	ExxonMobil Corp.	263,250	21,004,717
	Hess Corp.	75,020	5,143,371
	InterOil Corp. (a)	9,600	600,960
	Marathon Oil Corp.	693,599	21,480,761
	Marathon Petroleum Corp. (a)	451,964	19,791,503
	Occidental Petroleum Corp.	182,320	17,900,178
	Petroleo Brasileiro S.A., ADR (b)	279,850	9,506,504
	Spectra Energy Corp.	530,400	14,331,408
	Total S.A.	92,750	5,035,032
	Williams Cos., Inc.	127,681	4,047,488
			201,056,035
	Paper & Forest Products 0.1%
	MeadWestvaco Corp.	80,405	2,503,812

	Pharmaceuticals 10.6%
	Abbott Laboratories	135,177	6,937,284
	Bayer A.G.	121,400	9,756,405
	GlaxoSmithKline PLC	225,350	5,045,450
	Hospira, Inc. (a)	278,173	14,220,204
	Johnson & Johnson	472,850	30,635,952
¤	Merck & Co., Inc.	1,029,705	35,143,832
	Mylan, Inc. (a)	29,000	660,620
	Novartis A.G.	245,950	15,156,057
¤	Pfizer, Inc.	2,377,550	45,744,062
	Sanofi	234,550	18,297,072
	Sanofi, Sponsored ADR (b)	596,200	23,102,750
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,898	5,498,763
			210,198,451
	Real Estate Investment Trusts 0.9%
	HCP, Inc.	183,810	6,751,341
	UDR, Inc.	339,127	8,922,432
	Weyerhaeuser Co.	61,705	1,233,483
			16,907,256
	Real Estate Management & Development 0.1%
	St. Joe Co. (The) (a)	132,500	2,346,575

	Road & Rail 0.5%
	Celadon Group, Inc. (a)	116,674	1,596,100
	CSX Corp.	158,226	3,887,613
	Union Pacific Corp.	38,500	3,945,480
			9,429,193
	Semiconductors & Semiconductor Equipment 2.3%
	Applied Materials, Inc.	1,141,050	14,057,736
	Intel Corp.	276,420	6,172,459
	Samsung Electronics Co., Ltd., GDR (c)	13,830	5,505,723
	Texas Instruments, Inc.	662,800	19,718,300
			45,454,218
	Software 3.6%
	Adobe Systems, Inc. (a)	34,950	968,814
	Blackboard, Inc. (a)	39,752	1,731,597
	Electronic Arts, Inc. (a)	31,733	706,059
	JDA Software Group, Inc. (a)	32,879	919,297
¤	Microsoft Corp.	2,142,133	58,694,444
	Oracle Corp.	63,068	1,928,620
	S1 Corp. (a)	53,270	500,738
	SAP A.G.	91,450	5,735,147
			71,184,716
	Specialty Retail 2.1%
	Home Depot, Inc. (The)	165,753	5,789,752
	Lowe's Cos., Inc.	1,530,462	33,027,370
	PEP Boys-Manny, Moe & Jack	234,255	2,518,241
			41,335,363
	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	57,200	773,916

	Trading Companies & Distributors 0.6%
	Mitsubishi Corp.	447,250	11,985,150

	Wireless Telecommunication Services 2.0%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,428,450	40,139,445

	Total Common Stocks (Cost $1,731,142,313)		1,896,162,820

	Exchange Traded Fund 1.3% (d)
	S&P 500 Index - SPDR Trust Series 1	198,500	25,616,425

	Total Exchange Traded Fund (Cost $26,410,200)		25,616,425

		Number of Rights	Value
	Rights 0.0%‡
	Pharmaceuticals 0.0%‡
	Sanofi S.A. Expires 12/31/20 (a)	86,571	100,422

	Total Rights (Cost $203,788)		100,422

		Principal Amount	Value
	Long-Term Bonds 0.2%
	Convertible Bonds 0.1%
	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	900,000	1,270,125

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300	1,021,452

	Total Convertible Bonds (Cost $1,617,326)		2,291,577

	Corporate Bond 0.1%
	Specialty Retail 0.1%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,050,000	2,098,688

	Total Corporate Bond (Cost $1,650,626)		2,098,688

	Total Long-Term Bonds (Cost $3,267,952)		4,390,265

	Short-Term Investment 4.8%
	Repurchase Agreement 4.8%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $95,678,451 (Collateralized by United States Government and Federal Agency Securities with rates between 0.30% - 3.13% and maturity dates between 12/27/11 - 4/30/17, with a Principal Amount of $91,820,000 and a Market Value of $97,598,365)	95,678,371	95,678,371

	Total Short-Term Investment (Cost $95,678,371)		95,678,371

	Total Investments (Cost $1,856,702,624) (e)	101.9%	2,021,948,303

	Other Assets, Less Liabilities	(1.9)	(38,431,820)
	Net Assets	100.0%	$1,983,516,483
¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	GDR - Global Depositary Receipt.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At July 31, 2011, cost is $1,874,876,600 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$251,899,126
Gross unrealized depreciation	(104,827,423)
Net unrealized appreciation	$147,071,703

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,896,162,820	$—	$—	$1,896,162,820
Exchange Traded Fund	25,616,425	—	—	25,616,425
Rights	100,422	—	—	100,422
Long-Term Bonds
Convertible Bonds	—	2,291,577	—	2,291,577
Corporate Bond	—	2,098,688	—	2,098,688
Total Long-Term Bonds	—	4,390,265	—	4,390,265
Short-Term Investment
Repurchase Agreement	—	95,678,371	—	95,678,371
Total Investments in Securities	$1,921,879,667	$100,068,636	$—	$2,021,948,303
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 for value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2011, the Fund held the following foreign currency:

		Currency		Cost		Value
Malaysian Ringgit	MYR	39,506	USD	13,369	USD	13,311

MainStay Money Market Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 98.4%†
Financial Company Commercial Paper 13.3%
Bank of Nova Scotia
0.06%, due 8/18/11 (a)	$6,000,000	$5,999,830
0.06%, due 8/24/11 (a)	6,000,000	5,999,770
Barclays U.S. Funding Corp.
0.07%, due 8/2/11 (a)	6,140,000	6,139,988
1.15%, due 8/15/11 (a)	6,045,000	6,044,647
BNP Paribas Finance, Inc. 0.30%, due 8/29/11 (a)	6,330,000	6,328,523
Deutsche Bank Financial LLC 0.07%, due 8/4/11 (a)	6,250,000	6,249,963
John Deere Bank S.A. 0.10%, due 8/17/11 (a)(b)	5,500,000	5,499,756
John Deere Credit, Inc.
0.08%, due 9/7/11 (a)(b)	4,500,000	4,499,630
0.10%, due 9/22/11 (a)(b)	3,600,000	3,599,480
JPMorgan Chase & Co. 0.01%, due 8/1/11 (a)	3,750,000	3,750,000
National Cooperative Services 0.16%, due 8/1/11 (a)(b)	6,000,000	6,000,000
National Rural Utilities Cooperative Finance Corp. 0.14%, due 8/19/11 (a)	3,245,000	3,244,773
PACCAR Financial Corp.
0.08%, due 8/4/11 (a)	5,000,000	4,999,967
0.16%, due 8/11/11 (a)	3,750,000	3,749,833
		72,106,160
Government Agency Debt 4.9%
Federal Farm Credit Bank
0.13%, due 11/4/11 (c)	4,995,000	4,995,000
0.171%, due 9/16/11 (c)	3,750,000	3,749,976
0.25%, due 1/12/12 (c)	6,420,000	6,420,000
Federal Home Loan Bank 0.18%, due 1/24/12 (c)	5,095,000	5,095,000
Federal National Mortgage Association 0.147%, due 9/19/11 (c)	6,250,000	6,250,044
		26,510,020
Other Commercial Paper 55.4%
Abbot Laboratories 0.06%, due 9/26/11 (a)(b)	5,130,000	5,129,521
Archer-Daniels-Midland Co.
0.07%, due 8/5/11 (a)(b)	6,105,000	6,104,952
0.10%, due 8/26/11 (a)(b)	6,105,000	6,104,576
Automatic Data Processing, Inc. 0.08%, due 8/5/11 (a)(b)	5,000,000	4,999,956
Becton, Dickinson & Co. 0.10%, due 9/2/11 (a)	1,000,000	999,911
Campbell Soup Co.
0.301%, due 12/14/11 (a)(b)	6,330,000	6,322,879
0.401%, due 11/29/11 (a)(b)	5,070,000	5,063,240
Caterpillar, Inc.
0.07%, due 8/19/11 (a)(b)	7,250,000	7,249,746
0.09%, due 8/30/11 (a)(b)	6,250,000	6,249,547
Coca-Cola Co. (The)
0.11%, due 8/29/11 (a)(b)	6,125,000	6,124,476
0.15%, due 9/20/11 (a)(b)	6,250,000	6,248,698
Colgate-Palmolive Co.
0.05%, due 8/18/11 (a)(b)	2,445,000	2,444,942
0.06%, due 8/16/11 (a)(b)	6,140,000	6,139,846
0.15%, due 8/25/11 (a)(b)	5,000,000	4,999,500
Danaher Corp.
0.12%, due 8/5/11 (a)(b)	3,675,000	3,674,951
0.12%, due 9/6/11 (a)(b)	6,165,000	6,164,260
0.15%, due 8/16/11 (a)(b)	3,500,000	3,499,781
Duke Energy Corp. 0.28%, due 8/15/11 (a)(b)	1,550,000	1,549,831
Ecolab, Inc. 0.08%, due 8/3/11 (a)(b)	6,913,000	6,912,969
E.I. du Pont de Nemours & Co.
0.07%, due 8/9/11 (a)(b)	6,115,000	6,114,905
0.12%, due 8/8/11 (a)(b)	6,250,000	6,249,854
Florida Power & Light Co.
0.14%, due 8/2/11 (a)	5,625,000	5,624,978
0.18%, due 8/5/11 (a)	2,500,000	2,499,950
0.20%, due 8/24/11 (a)	2,445,000	2,444,688
H.J. Heinz Finance Co. 0.23%, due 8/26/11 (a)(b)	1,955,000	1,954,688
Hewlett-Packard Co.
0.06%, due 8/8/11 (a)(b)	6,105,000	6,104,929
0.08%, due 8/9/11 (a)(b)	750,000	749,987
Honeywell International, Inc.
0.09%, due 9/28/11 (a)(b)	4,890,000	4,889,291
0.11%, due 9/27/11 (a)(b)	6,165,000	6,163,926
Illinois Tool Works, Inc.
0.08%, due 8/12/11 (a)(b)	3,700,000	3,699,910
0.09%, due 9/7/11 (a)(b)	2,000,000	1,999,815
0.09%, due 9/16/11 (a)(b)	6,430,000	6,429,260
International Business Machines Corp.
0.06%, due 8/10/11 (a)(b)	6,140,000	6,139,908
0.06%, due 8/25/11 (a)(b)	4,910,000	4,909,804
0.07%, due 9/19/11 (a)(b)	3,000,000	2,999,714
Kellogg Co. 0.20%, due 8/11/11 (a)(b)	1,965,000	1,964,891
McDonald's Corp.
0.06%, due 8/25/11 (a)(b)	2,685,000	2,684,893
0.07%, due 9/2/11 (a)(b)	6,105,000	6,104,620
0.08%, due 8/12/11 (a)(b)	6,140,000	6,139,850
Medtronic, Inc. 0.10%, due 8/18/11 (a)(b)	6,100,000	6,099,712
Merck & Co., Inc. 0.11%, due 8/15/11 (a)(b)	6,040,000	6,039,742
Nestle Capital Corp. 0.05%, due 8/2/11 (a)(b)	6,155,000	6,154,991
Novartis Finance Corp. 0.05%, due 8/3/11 (a)(b)	7,000,000	6,999,981
Novartis Securities Investment, Ltd. 0.10%, due 8/8/11 (a)(b)	3,000,000	2,999,942
NSTAR Electric Co. 0.08%, due 8/2/11 (a)	6,000,000	5,999,987
Parker Hannifin Corp. 0.08%, due 8/9/11 (a)(b)	3,070,000	3,069,945
PepsiCo, Inc. 0.09%, due 8/9/11 (a)(b)	2,450,000	2,449,951
Procter & Gamble Co. (The)
0.08%, due 9/19/11 (a)(b)	4,890,000	4,889,467
0.10%, due 10/17/11 (a)(b)	4,395,000	4,394,060
Roche Holdings, Inc.
0.09%, due 8/22/11 (a)(b)	3,610,000	3,609,810
0.10%, due 8/17/11 (a)(b)	6,125,000	6,124,728
Schlumberger Technology Corp.
0.07%, due 8/26/11 (a)(b)	7,000,000	6,999,660
0.08%, due 8/19/11 (a)(b)	6,115,000	6,114,755
Societe Generale North America, Inc. 0.24%, due 8/1/11 (a)	6,295,000	6,295,000
South Carolina Electric & Gas Co. 0.30%, due 8/29/11 (a)	1,955,000	1,954,544
Southern Co.
0.15%, due 8/9/11 (a)(b)	3,700,000	3,699,877
0.17%, due 8/11/11 (a)(b)	4,910,000	4,909,768
0.18%, due 8/30/11 (a)(b)	4,885,000	4,884,292
United Technologies Corp. 0.06%, due 8/23/11 (a)(b)	7,335,000	7,334,731
Virginia Electric and Power Co. 0.32%, due 8/22/11 (a)	1,955,000	1,954,635
Wal-Mart Stores, Inc. 0.05%, due 8/10/11 (a)(b)	3,054,000	3,053,962
Walt Disney Co. (The) 0.10%, due 8/8/11 (a)(b)	4,775,000	4,774,907
WW Grainger, Inc.
0.07%, due 8/23/11 (a)	3,670,000	3,669,843
0.08%, due 8/10/11 (a)	3,700,000	3,699,926
		300,031,659
Other Notes 7.5%
BMW Vehicle Lease Trust Series 2011-1, Class A1 0.289%, due 4/20/12	1,157,175	1,157,175
CarMax Auto Owner Trust Series 2011-1, Class A1 0.334%, due 3/15/12	603,206	603,206
CNH Equipment Trust
Series 2011-A, Class A1 0.336%, due 5/15/12	1,532,033	1,532,033
Series 2010-C, Class A1 0.427%, due 12/9/11	506,192	506,192
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (b)	2,002,989	2,002,989
Ford Credit Auto Lease Trust Series 2011-A, Class A1 0.261%, due 7/15/12 (b)	1,793,213	1,793,213
Ford Credit Auto Owner Trust Series 2011-B, Class A1 0.219%, due 8/15/12 (b)	1,275,000	1,275,000
GE Equipment Small Ticket LLC Series 2011-1A, Class A1 0.383%, due 2/21/12 (b)	600,438	600,438
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	1,011,004	1,011,004
Great America Leasing Receivables Series 2011-1, Class A1 0.405%, due 3/15/12 (b)	1,052,877	1,052,877
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.337%, due 10/15/11 (b)(c)	2,500,000	2,500,000
Hyundai Auto Receivables Trust Series 2011-A, Class A1 0.318%, due 2/15/12	640,098	640,098
International Bank for Reconstruction & Development 0.23%, due 7/25/12 (c)	4,910,000	4,910,000
John Deere Owner Trust Series 2011-A, Class A1 0.306%, due 5/11/12	1,367,958	1,367,958
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (b)	985,123	985,123
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A1 0.308%, due 3/15/12 (b)	525,306	525,306
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (b)	1,800,000	1,800,000
Nissan Auto Receivables Owner Trust Series 2011-A, Class A1 0.261%, due 4/16/12	1,287,104	1,287,104
Sanofi 0.296%, due 3/28/12 (c)	6,455,000	6,455,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (b)	2,010,000	2,010,000
Toronto-Dominion Bank (The) 0.266%, due 1/12/12 (c)	5,095,000	5,095,000
World Omni Auto Receivables Trust Series 2011-A, Class A1 0.294%, due 3/15/12	932,866	932,866
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A1 0.301%, due 4/16/12	804,128	804,128
		40,846,710
Treasury Debt 10.8%
United States Treasury Notes
0.625%, due 6/30/12	7,145,000	7,170,621
0.625%, due 7/31/12	2,555,000	2,565,430
0.75%, due 5/31/12	5,920,000	5,945,637
0.875%, due 1/31/12	3,800,000	3,813,168
0.875%, due 2/29/12	4,135,000	4,149,165
1.00%, due 8/31/11	6,250,000	6,253,596
1.00%, due 9/30/11	6,200,000	6,207,311
1.00%, due 10/31/11	6,390,000	6,401,102
1.00%, due 12/31/11	3,760,000	3,770,199
1.00%, due 3/31/12	6,510,000	6,543,164
1.00%, due 4/30/12	5,775,000	5,807,363
		58,626,756
Treasury Repurchase Agreements 6.5%
Bank of America N.A. 0.12%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $18,307,183 (Collateralized by a United States Treasury Bond, with a rate of 6.00% and a maturity date of 2/15/26, with a Principal Amount of $14,391,800 and a Market Value of $18,673,250)	18,307,000	18,307,000
Deutsche Bank Securities, Inc. 0.14%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $17,000,198 (Collateralized by a United States Treasury Note, with a rate of 0.75% and a maturity date of 6/15/14, with a Principal Amount of $17,270,500 and a Market Value of $17,340,042)	17,000,000	17,000,000
		35,307,000
Total Short-Term Investments (Amortized Cost $533,428,305) (d)	98.4%	533,428,305

Other Assets, Less Liabilities	1.6	8,461,313
Net Assets	100.0%	$541,889,618

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Financial Company Commercial Paper	$—	$72,106,160	$—	$72,106,160
Government Agency Debt	—	26,510,020	—	26,510,020
Other Commercial Paper	—	300,031,659	—	300,031,659
Other Notes	—	40,846,710	—	40,846,710
Treasury Debt	—	58,626,756	—	58,626,756
Treasury Repurchase Agreements	—	35,307,000	—	35,307,000
Total Investments in Securities	$—	$533,428,305	$—	$533,428,305

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 98.7%†
Financial Company Commercial Paper 13.2%
Bank of Nova Scotia
0.06%, due 8/18/11 (a)	$1,000,000	$999,971
0.06%, due 8/24/11 (a)	1,000,000	999,962
Barclays U.S. Funding Corp.
0.07%, due 8/2/11 (a)	1,090,000	1,089,998
0.15%, due 8/15/11 (a)	1,290,000	1,289,925
BNP Paribas Finance, Inc. 0.30%, due 8/29/11 (a)	1,330,000	1,329,689
Deutsche Bank Financial LLC 0.07%, due 8/4/11 (a)	1,250,000	1,249,993
John Deere Bank S.A. 0.10%, due 8/17/11 (a)(b)	880,000	879,961
John Deere Credit, Inc.
0.08%, due 9/7/11 (a)(b)	800,000	799,934
0.10%, due 9/22/11 (a)(b)	500,000	499,928
JPMorgan Chase & Co. 0.01%, due 8/1/11 (a)	600,000	600,000
National Cooperative Services 0.16%, due 8/1/11 (a)(b)	1,000,000	1,000,000
National Rural Utilities Cooperative Finance Corp. 0.14%, due 8/19/11 (a)	575,000	574,960
PACCAR Financial Corp.
0.08%, due 8/4/11 (a)	250,000	249,998
0.16%, due 8/11/11 (a)	750,000	749,967
		12,314,286
Government Agency Debt 6.4%
Federal Farm Credit Bank
0.13%, due 11/4/11 (c)	1,205,000	1,205,000
0.171%, due 9/16/11 (c)	750,000	749,995
0.25%, due 1/12/12 (c)	1,420,000	1,420,000
Federal Home Loan Bank 0.18%, due 1/24/12 (c)	1,130,000	1,130,000
Federal National Mortgage Association 0.147%, due 9/19/11 (c)	1,500,000	1,500,011
		6,005,006
Other Commercial Paper 51.4%
Abbot Laboratories 0.06%, due 9/26/11 (a)(b)	900,000	899,916
Archer-Daniels-Midland Co.
0.07%, due 8/5/11 (a)(b)	1,070,000	1,069,992
0.10%, due 8/26/11 (a)(b)	1,070,000	1,069,926
Automatic Data Processing, Inc. 0.80%, due 8/5/11 (a)(b)	1,000,000	999,991
Becton, Dickinson & Co. 0.10%, due 9/2/11 (a)	1,100,000	1,099,902
Campbell Soup Co. 0.301%, due 12/14/11 (a)(b)	1,330,000	1,328,504
Caterpillar, Inc. 0.09%, due 8/30/11 (a)(b)	1,000,000	999,927
Coca-Cola Co. (The) 0.11%, due 8/29/11 (a)(b)	1,295,000	1,294,889
Colgate-Palmolive Co.
0.05%, due 8/18/11 (a)(b)	435,000	434,990
0.06%, due 8/16/11 (a)(b)	1,090,000	1,089,973
0.15%, due 8/25/11 (a)(b)	500,000	499,950
Danaher Corp.
0.12%, due 8/5/11 (a)(b)	775,000	774,990
0.12%, due 9/6/11 (a)(b)	1,095,000	1,094,869
0.15%, due 8/16/11 (a)(b)	700,000	699,956
Duke Energy Corp. 0.28%, due 8/15/11 (a)(b)	250,000	249,973
Ecolab, Inc. 0.08%, due 8/3/11 (a)(b)	1,383,000	1,382,994
E.I. du Pont de Nemours & Co.
0.07%, due 8/9/11 (a)(b)	1,085,000	1,084,983
0.12%, due 8/8/11 (a)(b)	1,250,000	1,249,971
Florida Power & Light Co.
0.14%, due 8/2/11 (a)	1,000,000	999,996
0.18%, due 8/5/11 (a)	250,000	249,995
0.20%, due 8/24/11 (a)	435,000	434,944
H.J. Heinz Finance Co. 0.23%, due 8/26/11 (a)(b)	345,000	344,945
Hewlett-Packard Co.
0.06%, due 8/8/11 (a)(b)	1,070,000	1,069,988
0.08%, due 8/9/11 (a)(b)	250,000	249,996
Honeywell International, Inc.
0.09%, due 9/28/11 (a)(b)	250,000	249,964
0.11%, due 9/27/11 (a)(b)	1,095,000	1,094,809
Illinois Tool Works, Inc.
0.08%, due 8/12/11 (a)(b)	655,000	654,984
0.09%, due 9/7/11 (a)(b)	250,000	249,977
0.09%, due 9/16/11 (a)(b)	1,070,000	1,069,877
International Business Machines Corp.
0.06%, due 8/10/11 (a)(b)	1,090,000	1,089,984
0.06%, due 8/25/11 (a)(b)	875,000	874,965
0.07%, due 9/19/11 (a)(b)	250,000	249,976
Kellogg Co. 0.20%, due 8/11/11 (a)(b)	250,000	249,986
McDonald's Corp.
0.06%, due 8/25/11 (a)(b)	470,000	469,981
0.07%, due 9/2/11 (a)(b)	1,070,000	1,069,933
0.08%, due 8/12/11 (a)(b)	1,090,000	1,089,973
Medtronic, Inc. 0.10%, due 8/18/11 (a)(b)	1,300,000	1,299,939
Nestle Capital Corp. 0.05%, due 8/2/11 (a)(b)	1,095,000	1,094,998
Novartis Finance Corp. 0.05%, due 8/3/11 (a)(b)	2,000,000	1,999,994
Novartis Securities Investment, Ltd. 0.10%, due 8/8/11 (a)(b)	1,000,000	999,981
NSTAR Electric Co. 0.08%, due 8/2/11 (a)	1,000,000	999,998
Parker Hannifin Corp. 0.08%, due 8/9/11 (a)(b)	545,000	544,990
PepsiCo, Inc. 0.09%, due 8/9/11 (a)(b)	520,000	519,990
Procter & Gamble Co. (The)
0.08%, due 9/19/11 (a)(b)	870,000	869,905
0.10%, due 10/17/11 (a)(b)	430,000	429,908
Roche Holdings, Inc. 0.09%, due 8/22/11 (a)(b)	640,000	639,966
Schlumberger Technology Corp.
0.07%, due 8/26/11 (a)(b)	1,000,000	999,951
0.08%, due 8/19/11 (a)(b)	1,085,000	1,084,957
Societe Generale North America, Inc. 0.24%, due 8/1/11 (a)	1,340,000	1,340,000
South Carolina Electric & Gas Co. 0.30%, due 8/29/11 (a)	345,000	344,919
Southern Co.
0.15%, due 8/9/11 (a)(b)	655,000	654,978
0.17%, due 8/11/11 (a)(b)	875,000	874,959
0.18%, due 8/30/11 (a)(b)	855,000	854,876
United Technologies Corp. 0.06%, due 8/23/11 (a)(b)	300,000	299,989
Virginia Electric and Power Co. 0.32%, due 8/22/11 (a)	345,000	344,936
Wal-Mart Stores, Inc. 0.05%, due 8/10/11 (a)(b)	509,000	508,994
Walt Disney Co. (The) 0.10%, due 8/8/11 (a)(b)	1,010,000	1,009,980
WW Grainger, Inc.
0.07%, due 8/23/11 (a)	650,000	649,972
0.08%, due 8/10/11 (a)	655,000	654,987
		48,113,136
Other Notes 8.5%
BMW Vehicle Lease Trust Series 2011-1, Class A1 0.289%, due 4/20/12	243,465	243,465
CarMax Auto Owner Trust Series 2011-1, Class A1 0.334%, due 3/15/12	125,342	125,342
CNH Equipment Trust
Series 2011-A, Class A1 0.336%, due 5/15/12	326,427	326,427
Series 2010-C, Class A1 0.427%, due 12/9/11	122,536	122,536
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (b)	420,179	420,179
Ford Credit Auto Owner Trust Series 2011-B, Class A1 0.219%, due 8/15/12 (b)	230,000	230,000
GE Equipment Small Ticket LLC Series 2011-1A, Class A1 0.383%, due 2/21/12 (b)	126,825	126,825
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	214,581	214,581
Great America Leasing Receivables Series 2011-1, Class A1 0.405%, due 3/15/12 (b)	225,010	225,010
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.337%, due 10/15/11 (b)(c)	600,000	600,000
Hyundai Auto Receivables Trust Series 2011-A, Class A1 0.318%, due 2/15/12	140,996	140,996
International Bank for Reconstruction & Development 0.23%, due 7/25/12 (c)	875,000	875,000
John Deere Owner Trust Series 2011-A, Class A1 0.306%, due 5/11/12	287,813	287,813
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (b)	210,956	210,956
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A1 0.308%, due 3/15/12 (b)	111,255	111,255
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (b)	250,000	250,000
Nissan Auto Receivables Owner Trust Series 2011-A, Class A1 0.261%, due 4/16/12	270,801	270,801
Sanofi 0.296%, due 3/28/12 (c)	1,335,000	1,335,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (b)	355,000	355,000
Toronto-Dominion Bank (The) 0.266%, due 1/12/12 (c)	1,130,000	1,130,000
World Omni Auto Receivables Trust Series 2011-A, Class A1 0.294%, due 3/15/12	196,011	196,011
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A1 0.301%, due 4/16/12	168,805	168,805
		7,966,002
Treasury Debt 12.9%
United States Treasury Notes
0.625%, due 6/30/12	1,455,000	1,460,220
0.625%, due 7/31/12	135,000	135,551
0.75%, due 5/31/12	1,265,000	1,270,478
0.875%, due 1/31/12	800,000	802,772
0.875%, due 2/29/12	855,000	857,929
1.00%, due 8/31/11	1,250,000	1,250,719
1.00%, due 9/30/11	1,450,000	1,451,710
1.00%, due 10/31/11	1,420,000	1,422,467
1.00%, due 12/31/11	840,000	842,278
1.00%, due 3/31/12	1,375,000	1,382,008
1.00%, due 4/30/12	1,225,000	1,231,871
		12,108,003
Treasury Repurchase Agreements 6.3%
Bank of America N.A. 0.12%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $2,939,029 (Collateralized by a United States Treasury Bond with a rate of 6.00% and a maturity date of 2/15/26, with a Principal Amount of $2,310,500 and a Market Value of $2,997,856)	2,939,000	2,939,000
Deutsche Bank Securities, Inc. 0.14%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $3,000,035 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 6/15/14, with a Principal Amount of $3,047,800 and a Market Value of $3,060,072)	3,000,000	3,000,000
		5,939,000
Total Short-Term Investments (Amortized Cost $92,445,433) (d)	98.7%	92,445,433

Other Assets, Less Liabilities	1.3	1,261,616
Net Assets	100.0%	$93,707,049

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Financial Company Commercial Paper	$—	$12,314,286	$—	$12,314,286
Government Agency Debt	—	6,005,006	—	6,005,006
Other Commercial Paper	—	48,113,136	—	48,113,136
Other Notes	—	7,966,002	—	7,966,002
Treasury Debt	—	12,108,003	—	12,108,003
Treasury Repurchase Agreements	—	5,939,000	—	5,939,000
Total Investments in Securities	$—	$92,445,433	$—	$92,445,433

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 101.5%†
	Alabama 1.3%
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (a)	$1,550,000	$1,428,774
	Bessemer Medical Clinic Board Series A, Insured: NATL-RE 5.875%, due 5/15/26 (b)	1,000,000	1,000,040
	Jefferson County, Alabama Limited Obligation School Warrant Insured: AGM 5.50%, due 1/1/21 (c)	2,380,000	2,301,817
			4,730,631
	Arizona 1.1%
	Pima County Industrial Development Authority Lease Revenue, Metro Police Facility Series A 6.00%, due 7/1/41	4,000,000	4,241,400

	California 18.4%
	California Educational Facilities Authority Revenue 6.125%, due 10/1/30	1,375,000	1,507,976
	California Health Facilities Financing Authority Revenue
	Series A 5.50%, due 11/15/40	2,800,000	2,884,084
	Series A 6.25%, due 2/1/26	500,000	533,190
	California Health Facilities Financing Authority Revenue, Catholic Healthcare
	Series G 5.25%, due 7/1/23	575,000	589,036
	Series A 6.00%, due 7/1/34	3,000,000	3,166,020
	California Infrastructure & Economic Development Bank Revenue, California Independent System Operator Corp. Series A 5.50%, due 2/1/30	5,400,000	5,650,776
	California Municipal Finance Authority Revenue, Eisenhower Medical Center Series A 5.75%, due 7/1/40	2,170,000	2,116,163
¤	California State
	6.00%, due 11/1/35	2,500,000	2,710,275
	6.25%, due 11/1/34	5,000,000	5,544,650
	California State Public Works Revenue, Various Capital Project Series G1 5.75%, due 10/1/30	1,000,000	1,025,120
	California Statewide Communities Development Authority Revenue 5.25%, due 11/1/30	1,475,000	1,487,788
	California Statewide Communities Development Authority Revenue, Aspire Public School 6.375%, due 7/1/45	3,000,000	2,958,810
	Dublin-San, Ramon Services District, California, Refunding Water Revenue 5.50%, due 8/1/36	4,035,000	4,150,764
	Golden State Tobacco Securitization Corp. Series A-1 4.50%, due 6/1/27	4,595,000	3,850,610
	Hayward, California Unified School District, Capital Appreciation Election
	Series A, Insured: AGM (zero coupon), due 8/1/36 (c)	12,500,000	2,150,250
	Series A, Insured: AGM (zero coupon), due 8/1/37 (c)	7,000,000	1,118,670
	Lemoore Redevelopment Agency Tax Allocation 7.375%, due 8/1/40	1,000,000	1,033,870
	Los Rios, California Community College District Election Series D 5.375%, due 8/1/34	4,000,000	4,185,200
	March Joint Powers Redevelopment Agency Tax Allocation, Air Force Base Redevelopment Project Series B 7.50%, due 8/1/41	3,000,000	3,172,920
	Morongo, California Unified School District Election Series B, Insured: GTY 5.25%, due 8/1/38 (d)	3,600,000	3,638,628
	Mountain House Public Financing Authority, California Utility System Revenue 5.75%, due 12/1/35	1,750,000	1,720,600
	National City Community Development Commission Tax Allocation, National City Redevelopment Project 7.00%, due 8/1/32	3,500,000	3,624,635
	Perris Union High School District Insured: AGM 4.00%, due 9/1/33 (c)(e)	3,500,000	3,500,000
	Sacramento, California Unified School District Election Series C, Insured: NATL-RE 5.125%, due 7/1/31 (b)	1,945,000	1,961,727
	San Jose, California Airport Revenue Series A 6.25%, due 3/1/34 (f)	4,250,000	4,425,355
			68,707,117
	Colorado 1.3%
	E-470 Public Highway Authority Colorado Revenue
	Series A, Insured: NATL-RE (zero coupon), due 9/1/27 (b)	6,250,000	2,098,375
	Series C 5.375%, due 9/1/26	1,000,000	950,840
	Park Creek Metropolitan District Revenue Series A, Insured: AGM 6.125%, due 12/1/41 (c)	1,850,000	1,946,514
			4,995,729
	District of Columbia 0.1%
	District of Columbia Water and Sewer Authority Revenue, Public Utilities Insured: AGM 5.50%, due 10/1/28 (c)	300,000	344,604

	Florida 4.8%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,150,000	1,037,979
	Citizens Property Insurance Corp. Revenue
	Series A-1 5.25%, due 6/1/17	3,500,000	3,805,165
	Series A-1 6.00%, due 6/1/16	2,220,000	2,502,229
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,183,760
	Miami-Dade County Florida Aviation International Airport Revenue Series A, Insured: GTY 5.50%, due 10/1/26 (d)(f)	1,900,000	1,950,198
	Miami-Dade County Florida Solid Waste System Revenue Insured: NATL-RE 5.00%, due 10/1/19 (b)	1,735,000	1,853,049
	Miami-Dade County Florida Special Obligation, Subordinate Series B, Insured: NATL-RE (zero coupon), due 10/1/31 (b)	16,935,000	4,446,792
			17,779,172
	Georgia 2.6%
	Atlanta, Georgia Water & Wastewater Revenue Series A 6.25%, due 11/1/39	4,125,000	4,448,194
	DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Project 6.125%, due 9/1/40	3,500,000	3,483,270
	Fulton County Georgia Development Authority Revenue, Piedmont Healthcare, Inc. Series A 5.00%, due 6/15/32	1,700,000	1,708,704
			9,640,168
	Hawaii 1.1%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	4,000,000	4,212,680

	Illinois 4.3%
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: AGM 5.00%, due 7/1/23 (c)	7,000,000	7,194,740
	Chicago, Illinois O' Hare International Airport Revenue Series C 6.50%, due 1/1/41	2,000,000	2,206,540
	Gilberts, Illinois Special Service Area No. 9 Special Tax Insured: GTY 4.75%, due 3/1/30 (d)	3,865,000	3,570,255
	Knox & Warren Counties, Illinois Community Unit School District No 205 Galesburg General Obligation
	Series A 3.50%, due 1/1/15	125,000	131,361
	Series A 4.00%, due 1/1/16	195,000	209,073
	Series A 4.00%, due 1/1/17	155,000	165,219
	Series A 4.00%, due 1/1/18	265,000	279,183
	Series A 4.25%, due 1/1/19	240,000	253,198
	Series A 5.00%, due 1/1/20	205,000	224,983
	Series A 5.00%, due 1/1/21	100,000	108,889
	Series A 5.00%, due 1/1/22	360,000	384,955
	Series A 5.125%, due 1/1/23	250,000	266,330
	Series A 5.50%, due 1/1/24	380,000	407,850
	Series A 5.50%, due 1/1/25	455,000	484,753
			15,887,329
	Indiana 1.7%
	Indiana Finance Authority Hospital Revenue, King's Daughter Hospital & Health 5.50%, due 8/15/40	5,590,000	5,017,584
	Indianapolis, Indiana Public Improvement Bond Bank Series A, Insured: GTY 5.50%, due 1/1/38 (d)	1,100,000	1,152,107
			6,169,691
	Kansas 0.9%
	Arkansas City Public Building Commission Revenue, South Central Regional Medical Center 7.00%, due 9/1/29	3,000,000	3,276,120

	Louisiana 3.5%
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Series A, Insured: AMBAC 5.625%, due 10/1/16 (a)	1,425,000	1,426,938
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	3,000,000	3,254,070
	Louisiana Public Facilities Authority Revenue, Ochsner Clinic 6.25%, due 5/15/31	5,690,000	5,987,246
	Louisiana State Citizens Property Insurance Corp. Assessment Revenue Series B, Insured: AMBAC 5.00%, due 6/1/20 (a)	2,340,000	2,355,631
			13,023,885
	Massachusetts 5.2%
	Massachusetts Educational Financing Authority Revenue
	Series B 5.70%, due 1/1/31 (f)	2,740,000	2,766,304
	Series I 6.00%, due 1/1/28	3,655,000	3,938,701
	Massachusetts State Health & Educational Facilities Authority Revenue, Lowell General Hospital Series C 5.125%, due 7/1/35	2,750,000	2,392,940
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	7,550,000	8,053,963
	Metropolitan Boston Transit Parking Corp. 5.25%, due 7/1/36	2,000,000	2,052,040
			19,203,948
	Michigan 3.3%
	Detroit, Michigan Sewer Disposal Revenue Series B, Insured: AGM 7.50%, due 7/1/33 (c)	3,900,000	4,605,276
¤	Michigan Finance Authority Revenue Series A-1 6.45%, due 2/20/12	7,400,000	7,555,918
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	250,000	196,585
			12,357,779
	Mississippi 1.1%
	Mississippi Business Finance Corp. Pollution Control Revenue, System Energy Resources 5.875%, due 4/1/22	4,000,000	4,005,200

	Nevada 1.2%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (a)	2,000,000	2,069,800
	Las Vegas Convention and Visitors Authority Revenue Series E, Insured: AGM 5.50%, due 7/1/40 (c)	2,450,000	2,504,464
			4,574,264
	New Jersey 9.4%
	New Jersey Economic Development Authority Revenue, Cigarette Tax 5.50%, due 6/15/31	3,420,000	3,234,123
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	1,000,000	960,760
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project-Provident Group-Montclair LLC 5.375%, due 6/1/25	4,500,000	4,458,510
¤	New Jersey Health Care Facilities Financing Authority Revenue 6.00%, due 7/1/26	7,550,000	7,566,308
	New Jersey Health Care Facilities Financing Authority Revenue, Cigarette Tax 5.625%, due 6/15/18	2,550,000	2,551,351
	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center Insured: GTY 5.25%, due 1/1/31 (d)	2,760,000	2,831,677
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series A 5.75%, due 10/1/31	2,000,000	2,131,220
	New Jersey State Higher Education Assistance Authority Revenue, Student Loan Series A, Insured: GTY 6.125%, due 6/1/30 (d)(f)	4,000,000	4,127,920
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility Insured: GTY 6.75%, due 12/1/38 (d)	4,000,000	4,534,920
	Tobacco Settlement Financing Corp. Series 1A 4.50%, due 6/1/23	2,745,000	2,497,127
			34,893,916
	New York 2.3%
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	5,000,000	5,159,600
	New York Mortgage Agency Homeowner Mortgage Revenue Series 142 2.60%, due 10/1/37 (e)(f)	2,700,000	2,700,000
	New York State Dormitory Authority Revenue 5.50%, due 7/1/40	540,000	558,630
			8,418,230
	North Carolina 1.1%
	North Carolina Turnpike Authority Series A, Insured: GTY 5.75%, due 1/1/39 (d)	4,000,000	4,180,160

	North Dakota 0.8%
	Mclean County North Dakota Solid Waste Facilities Revenue Series A 4.875%, due 7/1/26	2,900,000	2,929,145

	Ohio 2.9%
	Cleveland-Cuyahoga County Ohio Port Authority Revenue 6.00%, due 11/15/25	1,980,000	2,146,261
	Lucas County Ohio Hospital Revenue, Promedica Healthcare Obligated Group Insured: AMBAC 5.375%, due 11/15/29 (a)	2,830,000	2,833,028
	Toledo-Lucas County Port Authority Development Revenue
	Series A 5.10%, due 5/15/12	220,000	218,871
	Series B 6.25%, due 5/15/24 (f)	1,030,000	1,011,409
	University of Cincinnati, Ohio, Receipts Series A, Insured: AMBAC 5.00%, due 6/1/31 (a)	4,665,000	4,687,345
			10,896,914
	Pennsylvania 4.5%
	Bethlehem Area School District Insured: AGM 3.25%, due 1/1/32 (c)(e)	5,000,000	5,000,000
	Montgomery County Industrial Development Authority 5.25%, due 8/1/33	175,000	180,703
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	2,500,000	1,960,600
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,164,640
	Philadelphia, PA 6.50%, due 8/1/41	5,125,000	5,620,485
			16,926,428
	Puerto Rico 7.5%
	Puerto Rico Commonwealth Series C 6.50%, due 7/1/40	5,000,000	5,386,100
	Puerto Rico Commonwealth, General Obligation Series C 5.75%, due 7/1/36	2,470,000	2,475,409
	Puerto Rico Commonwealth, Refunding, Public Improvement Series B 6.50%, due 7/1/37	5,000,000	5,323,950
	Puerto Rico Electric Power Authority Revenue Series WW 5.25%, due 7/1/33	3,000,000	2,995,980
¤	Puerto Rico Industrial Tourist Educational Medical & Environmental, Control Facility Financing Authority Series A 6.00%, due 7/1/33	10,000,000	10,122,400
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A 6.375%, due 8/1/39	1,500,000	1,613,205
			27,917,044
	Rhode Island 0.8%
	Providence Public Buildings Authority Revenue Series A, Insured: AGM 5.875%, due 6/15/26 (c)	2,750,000	2,839,238

	South Carolina 1.9%
¤	Piedmont Municipal Power Agency Electric Revenue Series C, Insured: GTY 5.75%, due 1/1/34 (d)	6,745,000	7,144,709

	Tennessee 2.1%
	Chattanooga Health Educational & Housing Facility Board Revenue Series A 5.125%, due 10/1/35	1,000,000	878,620

¤	Johnson City Tennessee Health And Educational Facilities Board Hospital Revenue Series A 6.50%, due 7/1/38	6,500,000	6,836,180
			7,714,800
	Texas 10.1%
	Central Texas Regional Mobility Authority Revenue 5.75%, due 1/1/31	4,100,000	4,113,694
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: NATL-RE 6.00%, due 11/1/28 (b)(f)	2,000,000	2,002,820
	Houston Higher Education Finance Corp. Series A 6.50%, due 5/15/31	1,050,000	1,101,020
	Houston Texas Hotel Occupancy Tax & Special Revenue Series B 5.00%, due 9/1/31	2,000,000	1,973,720
	North Texas Throughway Authority Revenue Series F 5.75%, due 1/1/38	1,800,000	1,807,560
	San Juan Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,275,000	1,323,934
	Texas Private Activity Bond Surface Transportation Corp Series Lien-LBG 7.50%, due 6/30/32	2,500,000	2,783,325
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	2,000,000	2,114,220
	7.00%, due 6/30/40	2,640,000	2,816,378
	7.50%, due 6/30/33	6,000,000	6,728,760
¤	Texas State Turnpike Authority Central Texas System Revenue Series A, Insured: AMBAC 5.50%, due 8/15/39 (a)	9,900,000	9,878,616
	Texas State, Public Finance Authority, Charter School Finance Corp. Revenue Series A 6.20%, due 2/15/40	1,000,000	1,003,910
			37,647,957
	U.S. Virgin Islands 1.7%
	Virgin Islands Public Finance Authority Series A 6.75%, due 10/1/37	6,000,000	6,327,840

	Utah 0.3%
	Herrriman Utah Special Assessment
	5.00%, due 11/1/24	575,000	587,558
	5.00%, due 11/1/29	425,000	427,363
			1,014,921
	Washington 1.8%
	Everett Public Facilities District Project Revenue 2.40%, due 4/1/36 (e)	5,050,000	5,050,000
	FYI Properties Wash Lease Revenue 5.50%, due 6/1/39	1,500,000	1,551,480
			6,601,480
	Wisconsin 1.6%
	Wisconsin State Health & Educational Facilities Authority Revenue
	Series B, Insured: AGM 2.40%, due 12/1/29 (c)(e)	1,950,000	1,950,000
	5.00%, due 7/1/20	1,785,000	1,824,431
	5.00%, due 7/1/25	2,270,000	2,262,032
			6,036,463
	Wyoming 0.8%
	Campbell County, Wyoming Solid Waste Facilities Revenue Series A 5.75%, due 7/15/39	2,000,000	2,094,140
	West Park Hospital District Revenue Series A 6.375%, due 6/1/26	1,000,000	1,054,050
			3,148,190
	Total Municipal Bonds (Cost $368,488,000)		377,787,152

	Total Investments (Cost $368,488,000) (i)	101.5%	377,787,152

	Other Assets, Less Liabilities	(1.5)	(5,492,294)
	Net Assets	100.0%	$372,294,858

		Contracts Short	Unrealized Appreciation (Depreciation) (h)
	Futures Contracts (0.6%)
	United States Treasury Note September 2011 (10 Year) (g)	(650)	$(2,083,656)
	Total Futures Contracts (Settlement Value $81,696,875)		$(2,083,656)
¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	AMBAC - Ambac Assurance Corp.
(b)	NATL-RE - National Public Finance Guarantee
(c)	AGM - Assured Guaranty Municipal Corp.
(d)	GTY - Assured Guaranty Corp.
(e)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at July 31, 2011.
(f)	Interest on these securities is subject to alternative minimum tax.
(g)	At July 31, 2011, cash in the amount of $845,000 is on deposit with the broker for futures transactions.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(i)	At July 31, 2011, cost is $368,488,000 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$10,816,485
Gross unrealized depreciation	(1,517,333)
Net unrealized appreciation	$9,299,152

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$377,787,152	$—	$377,787,152
Total Investments in Securities	$—	$377,787,152	$—	$377,787,152

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(2,083,656)	$—	$—	$(2,083,656)
Total Other Financial Instruments	$(2,083,656)	$—	$—	$(2,083,656)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2011 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles  ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participations would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of July 31, 2011, for each Fund's  investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities  and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices.  Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Money Market and the Principal Preservation Funds are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. These securities are generally categorized as Level 2 in the hierarchy. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost and  are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Credit default swaps are valued at prices supplied by a pricing agent or brokers selected by the Fund’s Manager in consultation with the Fund’s Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques.  Swaps are marked to market daily and the change in value, if any, is recorded as unrealized appreciation or depreciation. These securities are generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's  Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2011, the Convertible, Flexible Bond Opportunities, Global High Income, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $30,156,305, $1,443,201, $560, $1,378,571, $51,161,260, and $6,308,537, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor if any, may, pursuant to procedures adopted by the Funds’ Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At July 31, 2011, foreign equity securities held by all the Funds were not fair valued.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 29, 2011